                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
-------------------------------------------------------------------------------

                          MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: June 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) INVESTORS TRUST SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS TRUST SERIES

Objective: Seeks mainly to provide long-term growth of capital with a secondary objective to provide reasonable current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.9%
              Cash & Other Net Assets                     2.1%


              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           3.1%
              ------------------------------------------------
              Johnson & Johnson                           3.0%
              ------------------------------------------------
              American International Group, Inc.          2.7%
              ------------------------------------------------
              United Technologies Corp.                   2.2%
              ------------------------------------------------
              Altria Group, Inc.                          2.2%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     2.1%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              Reckitt Benckiser PLC                       2.0%
              ------------------------------------------------
              EMC Corp.                                   2.0%
              ------------------------------------------------
              Bank of  America Corp.                      1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.2%
              ------------------------------------------------
              Health Care                                16.0%
              ------------------------------------------------
              Technology                                 12.7%
              ------------------------------------------------
              Consumer Staples                           11.6%
              ------------------------------------------------
              Energy                                      9.8%
              ------------------------------------------------
              Industrial Goods & Services                 6.2%
              ------------------------------------------------
              Retailing                                   5.9%
              ------------------------------------------------
              Leisure                                     5.0%
              ------------------------------------------------
              Basic Materials                             4.2%
              ------------------------------------------------
              Utilities & Communications                  3.4%
              ------------------------------------------------
              Special Products & Services                 2.8%
              ------------------------------------------------
              Transportation                              1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/06-
Class                       Ratio       1/01/06         6/30/06        6/30/06
--------------------------------------------------------------------------------
         Actual            0.85%       $1,000.00      $1,006.50          $4.23
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)   0.85%       $1,000.00      $1,020.58          $4.26
--------------------------------------------------------------------------------
         Actual            1.10%       $1,000.00      $1,004.70          $5.47
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)   1.10%       $1,000.00      $1,019.34          $5.51
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Common Stocks - 97.9%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.4%
----------------------------------------------------------------------------------------------------
News Corp., "A"                                                              252,460    $  4,842,183
Viacom, Inc., "B" (n)                                                        127,445       4,567,629
Walt Disney Co.                                                              334,220      10,026,600
----------------------------------------------------------------------------------------------------
                                                                                        $ 19,436,412
----------------------------------------------------------------------------------------------------
Aerospace - 4.3%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        231,560    $ 16,612,114
United Technologies Corp.                                                    274,910      17,434,792
----------------------------------------------------------------------------------------------------
                                                                                        $ 34,046,906
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                   545,150    $  9,160,162
----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.0%
----------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                              102,480    $  8,300,880
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.6%
----------------------------------------------------------------------------------------------------
American Express Co.                                                         195,610    $ 10,410,364
Bank of America Corp.                                                        318,250      15,307,825
Bank of New York Co., Inc.                                                   259,950       8,370,390
J.P. Morgan Chase & Co.                                                      396,850      16,667,700
SLM Corp.                                                                    226,830      12,003,844
Wells Fargo & Co.                                                            206,590      13,858,057
----------------------------------------------------------------------------------------------------
                                                                                        $ 76,618,180
----------------------------------------------------------------------------------------------------
Biotechnology - 3.3%
----------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                              215,990    $ 14,089,028
Genzyme Corp. (n)                                                             89,210       5,446,271
Gilead Sciences, Inc. (n)                                                    118,290       6,998,036
----------------------------------------------------------------------------------------------------
                                                                                        $ 26,533,335
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.8%
----------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                         323,950    $  5,176,721
Goldman Sachs Group, Inc.                                                     79,700      11,989,271
Legg Mason, Inc.                                                              57,600       5,732,352
Lehman Brothers Holdings, Inc.                                               115,010       7,492,902
----------------------------------------------------------------------------------------------------
                                                                                        $ 30,391,246
----------------------------------------------------------------------------------------------------
Business Services - 2.8%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                          169,290    $  4,794,293
Amdocs Ltd. (n)                                                              207,650       7,599,990
First Data Corp.                                                             170,330       7,671,663
Getty Images, Inc. (l)(n)                                                     34,480       2,189,825
----------------------------------------------------------------------------------------------------
                                                                                        $ 22,255,771
----------------------------------------------------------------------------------------------------
Chemicals - 3.0%
----------------------------------------------------------------------------------------------------
3M Co.                                                                       102,810    $  8,303,964
Monsanto Co.                                                                  97,080       8,173,165
Rohm & Haas Co.                                                              143,150       7,174,678
----------------------------------------------------------------------------------------------------
                                                                                        $ 23,651,807
----------------------------------------------------------------------------------------------------
Computer Software - 2.6%
----------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                      261,320    $  7,933,675
Oracle Corp. (n)                                                             883,700      12,804,813
----------------------------------------------------------------------------------------------------
                                                                                        $ 20,738,488
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.6%
----------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                     121,520    $  6,941,222
Dell, Inc. (n)                                                               233,790       5,706,814
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,648,036
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.9%
----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                        141,250    $  8,460,875
Procter & Gamble Co.                                                         256,290      14,249,724
Reckitt Benckiser PLC                                                        435,960      16,269,809
----------------------------------------------------------------------------------------------------
                                                                                        $ 38,980,408
----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      351,790    $  9,674,225
----------------------------------------------------------------------------------------------------
Electronics - 3.9%
----------------------------------------------------------------------------------------------------
Intel Corp.                                                                  526,250    $  9,972,438
Samsung Electronics Co. Ltd., GDR                                             35,350      11,108,738
SanDisk Corp. (n)                                                            117,300       5,979,954
Xilinx, Inc.                                                                 184,720       4,183,908
----------------------------------------------------------------------------------------------------
                                                                                        $ 31,245,038
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
----------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                          145,060    $ 10,058,460
----------------------------------------------------------------------------------------------------
Energy - Integrated - 4.7%
----------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            397,560    $ 24,390,306
Hess Corp.                                                                   244,280      12,910,198
----------------------------------------------------------------------------------------------------
                                                                                        $ 37,300,504
----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 3.4%
----------------------------------------------------------------------------------------------------
Coca-Cola Co.                                                                151,690    $  6,525,704
Nestle S.A.                                                                   32,459      10,184,048
PepsiCo, Inc.                                                                167,031      10,028,541
----------------------------------------------------------------------------------------------------
                                                                                        $ 26,738,293
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.6%
----------------------------------------------------------------------------------------------------
Carnival Corp.                                                               161,290    $  6,732,245
International Game Technology                                                119,580       4,536,865
Ladbrokes PLC                                                                236,882       1,783,381
----------------------------------------------------------------------------------------------------
                                                                                        $ 13,052,491
----------------------------------------------------------------------------------------------------
General Merchandise - 2.8%
----------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                            123,020    $  4,502,532
Kohl's Corp. (n)                                                             147,940       8,746,213
Target Corp.                                                                 192,340       9,399,656
----------------------------------------------------------------------------------------------------
                                                                                        $ 22,648,401
----------------------------------------------------------------------------------------------------
Insurance - 5.8%
----------------------------------------------------------------------------------------------------
Ace Ltd.                                                                     127,110    $  6,430,495
American International Group, Inc.                                           371,148      21,916,289
Genworth Financial, Inc., "A"                                                264,130       9,202,289
MetLife, Inc.                                                                165,040       8,451,698
----------------------------------------------------------------------------------------------------
                                                                                        $ 46,000,771
----------------------------------------------------------------------------------------------------
Internet - 0.8%
----------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                             188,040    $  6,205,320
----------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                    178,310    $  7,674,462
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.7%
----------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                             70,350    $  5,239,668
----------------------------------------------------------------------------------------------------
Medical Equipment - 2.7%
----------------------------------------------------------------------------------------------------
Boston Scientific Corp. (n)                                                  214,280    $  3,608,475
Medtronic, Inc.                                                              197,620       9,272,330
Zimmer Holdings, Inc. (l)(n)                                                 147,870       8,387,186
----------------------------------------------------------------------------------------------------
                                                                                        $ 21,267,991
----------------------------------------------------------------------------------------------------
Network & Telecom - 1.8%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                      733,442    $ 14,324,122
----------------------------------------------------------------------------------------------------
Oil Services - 3.8%
----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (l)                                                      170,460    $  9,844,065
Noble Corp.                                                                  132,560       9,865,115
Transocean, Inc. (n)                                                         134,070      10,768,502
----------------------------------------------------------------------------------------------------
                                                                                        $ 30,477,682
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.0%
----------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                              1,463,390    $ 16,053,388
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.0%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          327,930    $ 14,301,027
Eli Lilly & Co.                                                              217,180      12,003,539
Johnson & Johnson                                                            403,026      24,149,318
Roche Holding AG                                                              65,500      10,815,875
Teva Pharmaceutical Industries Ltd., ADR                                     165,240       5,219,932
Wyeth                                                                        304,760      13,534,392
----------------------------------------------------------------------------------------------------
                                                                                        $ 80,024,083
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                182,510    $  9,855,540
----------------------------------------------------------------------------------------------------
Specialty Stores - 2.1%
----------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (l)(n)                                                     238,300    $  6,429,334
Staples, Inc.                                                                438,915      10,674,413
----------------------------------------------------------------------------------------------------
                                                                                        $ 17,103,747
----------------------------------------------------------------------------------------------------
Telephone Services - 1.9%
----------------------------------------------------------------------------------------------------
Embarq Corp. (n)                                                              23,595    $    967,159
Sprint Nextel Corp.                                                          471,980       9,434,880
TELUS Corp.                                                                  113,340       4,668,701
----------------------------------------------------------------------------------------------------
                                                                                        $ 15,070,740
----------------------------------------------------------------------------------------------------
Tobacco - 2.2%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           233,600    $ 17,153,248
----------------------------------------------------------------------------------------------------
Trucking - 1.1%
----------------------------------------------------------------------------------------------------
FedEx Corp.                                                                   71,730    $  8,382,368
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
----------------------------------------------------------------------------------------------------
Entergy Corp.                                                                 36,130    $  2,556,198
Exelon Corp.                                                                 169,240       9,617,909
----------------------------------------------------------------------------------------------------
                                                                                        $ 12,174,107
----------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $732,368,983)                                   $780,486,280
----------------------------------------------------------------------------------------------------
Warrants - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
                                                                         STRIKE         FIRST
ISSUER                                                                    PRICE      EXERCISE     SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.0%
-----------------------------------------------------------------------------------------------------------------------------
Raytheon Co. (n) (Identified Cost, $56,449)                              $37.50       6/16/06          4,646     $     58,772
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.6%
-----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06, at Amortized Cost and Value (y)              $13,068,000     $ 13,064,174
-----------------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 1.5%
-----------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                         12,231,179     $ 12,231,179
-----------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $757,720,785)                                                              $805,840,405
-----------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.0)%                                                                            (8,208,313)
-----------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                            $797,632,092
-----------------------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR   American Depository Receipt
GDR   Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value, including $11,964,550 of securities on loan
(identified cost, $757,720,785)                                       $805,840,405
Cash                                                                        11,726
Receivable for investments sold                                          3,168,693
Receivable for series shares sold                                          627,702
Interest and dividends receivable                                          560,390
Other assets                                                                 8,100
--------------------------------------------------------------------------------------------------
Total assets                                                                          $810,217,016
--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Payable for series shares reacquired                                      $218,262
Collateral for securities loaned, at value                              12,231,179
Payable to affiliates
  Management fee                                                            16,407
  Shareholder servicing costs                                                  882
  Distribution fees                                                            529
  Administrative services fee                                                  435
Payable for independent trustees' compensation                                   3
Accrued expenses and other liabilities                                     117,227
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $12,584,924
--------------------------------------------------------------------------------------------------
Net assets                                                                            $797,632,092
--------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------
Paid-in capital                                                       $771,375,605
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies             48,123,826
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                          (27,061,010)
Undistributed net investment income                                      5,193,671
--------------------------------------------------------------------------------------------------
Net assets                                                                            $797,632,092
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               41,313,297
--------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                          $720,466,271
  Shares outstanding                                                    37,300,724
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $19.32
--------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                           $77,165,821
  Shares outstanding                                                     4,012,573
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $19.23
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/06
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                      $8,471,893
  Interest                                                                          338,705
  Foreign taxes withheld                                                            (73,467)
------------------------------------------------------------------------------------------------------------
Total investment income                                                                           $8,737,131
------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                 $3,050,555
  Distribution fees                                                                 100,798
  Shareholder servicing costs                                                       142,551
  Administrative services fee                                                        65,228
  Independent trustees' compensation                                                  9,400
  Custodian fee                                                                      97,143
  Shareholder communications                                                         46,934
  Auditing fees                                                                      20,339
  Legal fees                                                                          8,905
  Miscellaneous                                                                      22,473
------------------------------------------------------------------------------------------------------------
Total expenses                                                                                    $3,564,326
------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                              (19,654)
  Reduction of expenses by investment adviser                                        (2,402)
------------------------------------------------------------------------------------------------------------
Net expenses                                                                                      $3,542,270
------------------------------------------------------------------------------------------------------------
Net investment income                                                                             $5,194,861
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                       $35,744,212
  Foreign currency transactions                                                      13,871
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                        $35,758,083
------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                  $(35,452,863)
  Translation of assets and liabilities in foreign currencies                         7,412
------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                      $(35,445,451)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                         $312,632
------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                              $5,507,493
------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                                              6/30/06        12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $5,194,861      $3,922,715
Net realized gain (loss) on investments and foreign currency transactions                  35,758,083      59,068,059
Net unrealized gain (loss) on investments and foreign currency translation                (35,445,451)     (9,478,149)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $5,507,493     $53,512,625
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(3,723,033)    $(3,638,977)
  Service  Class                                                                             (209,265)       (237,523)
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(3,932,298)    $(3,876,500)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $(6,369,663)    $44,793,915
---------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $(4,794,468)    $94,430,040
---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    802,426,560     707,996,520
At end of period (including undistributed net investment income of $5,193,671 and
$3,931,108, respectively)                                                                $797,632,092    $802,426,560
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS          FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       -------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $19.29         $18.08      $16.34         $13.47       $17.12       $21.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.13          $0.10       $0.11          $0.11        $0.09        $0.10
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.00(w)        1.21        1.73           2.86        (3.66)       (3.40)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.13          $1.31       $1.84          $2.97       $(3.57)      $(3.30)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.10)        $(0.10)     $(0.10)        $(0.10)      $(0.08)      $(0.09)
From net realized gain on investments and foreign
currency transactions                                      --             --          --             --           --        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.10)        $(0.10)     $(0.10)        $(0.10)      $(0.08)      $(0.58)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $19.32         $19.29      $18.08         $16.34       $13.47       $17.12
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               0.65(n)        7.31       11.36(b)       22.15       (20.96)      (15.95)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.85(a)        0.88        0.86           0.87         0.88         0.90
Expenses after expense reductions (f)                    0.85(a)        0.88        0.86           0.87         0.88         0.90
Net investment income                                    1.30(a)        0.55        0.68           0.78         0.62         0.54
Portfolio turnover                                         25             55          89             88           71           84
Net assets at end of period (000 Omitted)            $720,466       $722,738    $631,827       $481,914     $378,720     $502,723
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       -------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $19.19         $17.99      $16.26         $13.41       $17.07       $20.97
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.10          $0.06       $0.07          $0.08        $0.06        $0.05
Net realized and unrealized gain (loss) on investments
and foreign currency                                    (0.01)          1.20        1.73           2.84        (3.65)       (3.37)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.09          $1.26       $1.80          $2.92       $(3.59)      $(3.32)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.05)        $(0.06)     $(0.07)        $(0.07)      $(0.07)      $(0.09)
From net realized gain on investments and foreign
currency transactions                                      --             --          --             --           --        (0.49)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.05)        $(0.06)     $(0.07)        $(0.07)      $(0.07)      $(0.58)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $19.23         $19.19      $17.99         $16.26       $13.41       $17.07
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               0.47(n)        7.02       11.12(b)       21.84       (21.15)      (16.10)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.10(a)        1.13        1.11           1.12         1.11         1.10
Expenses after expense reductions (f)                    1.10(a)        1.13        1.11           1.12         1.11         1.10
Net investment income                                    1.03(a)        0.31        0.42           0.53         0.41         0.30
Portfolio turnover                                         25             55          89             88           71           84
Net assets at end of period (000 Omitted)             $77,166        $79,688     $76,169        $74,010      $53,623      $44,096
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Investors Trust Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 84 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                               12/31/05        12/31/04

           Ordinary income (including any
           short-term capital gains)         $3,876,500      $3,540,484

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF JUNE 30, 2006

           Cost of investments                             $761,342,483
           ------------------------------------------------------------
           Gross appreciation                               $76,533,663
           Gross depreciation                               (32,035,741)
           ------------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                                   $44,497,922

           AS OF DECEMBER 31, 2005

           Undistributed ordinary income                     $3,931,108
           Capital loss carryforwards                       (59,137,598)
           Other temporary differences                          (63,003)
           Net unrealized appreciation
           (depreciation)                                    79,950,785

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

           December 31, 2010                               $(54,611,759)
           December 31, 2011                                 (4,525,839)
           ------------------------------------------------------------
                                                           $(59,137,598)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2006, was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $142,359, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $96.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0160% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $3,190. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,402, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $203,027,373 and $209,580,298, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                          6/30/06                          12/31/05
                                                                  SHARES           AMOUNT          SHARES            AMOUNT
Shares sold
  Initial Class                                                  2,870,180       $56,655,952      7,260,210       $132,036,287
  Service Class                                                    377,956         7,410,335        494,459          8,988,251
-------------------------------------------------------------------------------------------------------------------------------
                                                                 3,248,136       $64,066,287      7,754,669       $141,024,538
Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                    186,245        $3,723,033        212,185         $3,638,977
  Service Class                                                     10,510           209,265         13,898            237,523
-------------------------------------------------------------------------------------------------------------------------------
                                                                   196,755        $3,932,298        226,083         $3,876,500
Shares reacquired
  Initial Class                                                 (3,217,152)     $(64,103,603)    (4,950,592)      $(89,388,398)
  Service Class                                                   (528,901)      (10,264,645)      (590,464)       (10,718,725)
-------------------------------------------------------------------------------------------------------------------------------
                                                                (3,746,053)     $(74,368,248)    (5,541,056)     $(100,107,123)
Net change
  Initial Class                                                   (160,727)      $(3,724,618)     2,521,803        $46,286,866
  Service Class                                                   (140,435)       (2,645,045)       (82,107)        (1,492,951)
-------------------------------------------------------------------------------------------------------------------------------
                                                                  (301,162)      $(6,369,663)     2,439,696        $44,793,915

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $2,633 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information           Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information           1-800-225-2606         8 a.m. to 8 p.m., any
                                                     business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576         9 a.m. to 5 p.m., any
                                                     business day
--------------------------------------------------------------------------------
Share prices, account         1-800-MFS-TALK
balances exchanges            (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks    touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                VGI-SEM 8/06 39M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) MONEY MARKET SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) MONEY MARKET SERIES

Objective: Seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               6
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     10
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     13
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             13
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    13
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Commercial Paper                           89.9%
              Certificates of Deposit                    11.1%
              Other Assets Less Liabilities              -1.0%

              PORTFOLIO FACTS (q)

              Average Short-Term Credit Quality (a)        A-1
              ------------------------------------------------
              All holdings are rated A-1

              MONEY MARKET MATURITY (i)

              0-29 days                                  50.6%
              ------------------------------------------------
              30-59 days                                 42.5%
              ------------------------------------------------
              60-89 days                                  3.9%
              ------------------------------------------------
              90-366 days                                 4.0%
              ------------------------------------------------
              Other Assets Less Liabilities              -1.0%
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

From time to time "Other Assets Less Liabilities" may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/06-
Class                       Ratio       1/01/06         6/30/06        6/30/06
--------------------------------------------------------------------------------
         Actual            0.60%       $1,000.00      $1,021.10          $3.01
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)   0.60%       $1,000.00      $1,021.82          $3.01
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to the series' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Certificates of Deposit - 11.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.0%
----------------------------------------------------------------------------------------------------
Credit Suisse First Boston, NY, 4.985%, due 9/13/06                      $    80,000    $     80,000
Dexia Credit Local, NY, 5.315%, due 8/08/06                                   82,000          82,000
Natexis Banques Populaires, NY, 5.075%, due 7/27/06                           66,000          66,000
----------------------------------------------------------------------------------------------------
  TOTAL CERTIFICATES OF DEPOSIT, AT AMORTIZED COST AND VALUE                            $    228,000
----------------------------------------------------------------------------------------------------
Commercial Paper (y) - 89.9%
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.0%
----------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.27%, due 8/03/06 (t)                             $    83,000    $     82,599
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 19.9%
----------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.1%, due 7/21/06                      $    83,000    $     82,765
Calyon North America, Inc., 5.01%, due 7/05/06                                82,000          81,954
Citigroup Funding, Inc., 5.25%, due 8/08/06                                   83,000          82,540
Svenska Handelsbanken, Inc., 5.16%, due 8/07/06                               83,000          82,560
UBS Financial Delaware LLC, 5.15%, due 8/08/06                                83,000          82,549
----------------------------------------------------------------------------------------------------
                                                                                        $    412,368
----------------------------------------------------------------------------------------------------
Financial Institutions - 62.6%
----------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 5.01%, due 7/05/06 (t)                      $    83,000    $     82,954
American Express Credit Corp., 5.05%, due 7/21/06                             83,000          82,767
American General Finance Corp., 5.06%, due 7/17/06                            12,000          11,973
Barton Capital LLC, 5.16%, due 8/03/06 (t)                                    83,000          82,608
CAFCO LLC, 5.04%, due 7/12/06 (t)                                             10,000           9,985
CAFCO LLC, 5.16%, due 8/08/06 (t)                                              7,000           6,962
CRC Funding LLC, 5.24%, due 8/14/06 (t)                                       54,000          53,654
CRC Funding LLC, 5.35%, due 8/21/06 (t)                                       29,000          28,780
Ciesco LLC, 5.02%, due 7/06/06 (t)                                            24,000          23,983
Ciesco LLC, 5.15%, due 8/04/06 (t)                                            59,000          58,713
Edison Asset Securitization LLC, 5.05%, due 7/21/06 (t)                       83,000          82,767
FCAR Owner Trust, 5.08%, due 7/06/06                                          82,000          81,942
Falcon Asset Securitization Corp., 5.28%, due 7/03/06 (t)                      2,000           1,999
Falcon Asset Securitization Corp., 5.3%, due 8/14/06 (t)                      50,000          49,676
General Electric Capital Corp., 5.37%, due 11/27/06                           84,000          82,133
Kitty Hawk Funding Corp., 5.25%, due 7/20/06 (t)                              37,000          36,898
New Center Asset Trust, 5.24%, due 7/20/06                                    83,000          82,770
Old Line Funding LLC, 5.05%, due 7/10/06 (t)                                   8,000           7,990
Old Line Funding LLC, 5.2%, due 8/03/06 (t)                                   75,000          74,643
Preferred Receivables Funding Corp., 5.05%, due 7/18/06 (t)                   82,000          81,804
Ranger Funding Co. LLC, 5.08%, due 7/21/06 (t)                                31,000          30,913
Ranger Funding Co. LLC, 5.11%, due 7/21/06 (t)                                55,000          54,844
Scaldis Capital LLC, 5%, due 7/03/06 (t)                                      83,000          82,977
Sheffield Receivables Corp., 5.26%, due 8/08/06 (t)                           83,000          82,539
Thunder Bay Funding LLC, 5.04%, due 7/07/06 (t)                               12,000          11,990
Windmill Funding Corp., 5.13%, due 8/01/06 (t)                                11,000          10,951
----------------------------------------------------------------------------------------------------
                                                                                        $  1,299,215
----------------------------------------------------------------------------------------------------
Insurance - 1.0%
----------------------------------------------------------------------------------------------------
MetLife, Inc., 5.14%, due 8/02/06 (t)                                    $    21,000    $     20,904
----------------------------------------------------------------------------------------------------
Network & Telecom - 2.4%
----------------------------------------------------------------------------------------------------
BellSouth Corp., 5.05%, due 7/17/06 (t)                                  $    50,000    $     49,888
----------------------------------------------------------------------------------------------------
  TOTAL COMMERCIAL PAPER, AT AMORTIZED COST AND VALUE                                   $  1,864,974
----------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT AMORTIZED COST AND VALUE                                        $  2,092,974
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.9)%                                                      (17,467)
----------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                   $  2,075,507
----------------------------------------------------------------------------------------------------

(t) Security exempt from registration with the U.S. Securities and Exchange
    Commission under Section 4(2) of the Securities Act of 1933.
(y) The rates shown represent annualized yields at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
-----------------------------------------------------------------------------------------------
Investments, at amortized cost and value                              $2,092,974
Cash                                                                         850
Receivable for series shares sold                                            558
Interest receivable                                                        1,827
Receivable from investment adviser                                         6,016
Other assets                                                                 131
-----------------------------------------------------------------------------------------------
Total assets                                                                         $2,102,356
-----------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------
Payable for series shares reacquired                                         $36
Payable to affiliates
  Management fee                                                              28
  Shareholder servicing costs                                                  9
  Administrative services fee                                                 48
Payable for independent trustee's compensation                                 3
Accrued expenses and other liabilities                                    26,725
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       $26,849
-----------------------------------------------------------------------------------------------
Net assets                                                                           $2,075,507
-----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------
Paid-in-capital                                                       $2,075,523
Accumulated net realized gain (loss) on investments                          (59)
Undistributed net investment income                                           43
-----------------------------------------------------------------------------------------------
Net assets                                                                           $2,075,507
-----------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                             2,075,523
-----------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                          $2,075,507
  Shares outstanding                                                   2,075,523
-----------------------------------------------------------------------------------------------
  Net asset value per share                                                               $1.00
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/06
NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Interest income                                                                             $47,077
---------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                 $4,899
  Shareholder servicing costs                                                       361
  Administrative services fee                                                     6,884
  Independent trustees' compensation                                                608
  Custodian fee                                                                   4,419
  Shareholder communications                                                      4,650
  Auditing fees                                                                  13,124
  Legal fees                                                                        521
  Miscellaneous                                                                   1,850
---------------------------------------------------------------------------------------------------
Total expenses                                                                              $37,316
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                              (80)
  Reduction of expenses by investment adviser                                   (31,438)
---------------------------------------------------------------------------------------------------
Net expenses                                                                                 $5,798
---------------------------------------------------------------------------------------------------
Net investment income                                                                       $41,279
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                            $(16)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $41,263
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                                              6/30/06        12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $41,279         $63,235
Net realized gain (loss) on investments                                                           (16)            (43)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                          $41,263         $63,192
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
From net investment income                                                                   $(41,279)       $(63,192)
---------------------------------------------------------------------------------------------------------------------
SERIES SHARE (PRINCIPAL) TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE
---------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                                                           $3,218,719      $1,770,633
Net asset value of shares issued to shareholders in reinvestment of distributions              41,279          63,192
Cost of shares reacquired                                                                  (3,408,131)     (2,413,760)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                         $(148,133)      $(579,935)
---------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                  $(148,149)      $(579,935)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      2,223,656       2,803,591
At end of period (including undistributed net investment income of $43 and
$43, respectively)                                                                         $2,075,507      $2,223,656
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       -------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                    $1.00          $1.00       $1.00          $1.00        $1.00        $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.02          $0.03       $0.01        $0.01        $0.01         $0.04
Net realized gain (loss) on investments                 (0.00)(w)      (0.00)(w)      --           --           --            --
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.02          $0.03       $0.01        $0.01        $0.01         $0.04
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.02)        $(0.03)     $(0.01)      $(0.01)      $(0.01)       $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00          $1.00       $1.00        $1.00        $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)                                  2.11(n)        2.73        0.78         0.61         1.31          3.72
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   3.81(a)        2.83        1.68           0.99         0.79         0.85
Expenses after expense reductions (f)                    0.60(a)        0.60        0.60           0.60         0.60         0.61
Net investment income                                    4.21(a)        2.64        0.72           0.64         1.30         3.50
Net assets at end of period (000 Omitted)              $2,076         $2,224      $2,804         $5,256      $17,006      $20,706
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Money Market Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were three shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2005, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                   12/31/05         12/31/04

           Ordinary income (including any
           short-term capital gains)                $63,192          $29,083

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF JUNE 30, 2006
           Cost of investments                                    $2,092,974

           AS OF DECEMBER 31, 2005
           Cost of investments                                    $2,288,722
           Undistributed ordinary income                                  43
           Capital loss carryforwards                                    (43)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of June 30, 2006, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

           December 31, 2013                           $(43)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the series' average daily net assets. The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.50% of the series' average daily net assets.

The investment advisor has agreed in writing to pay a portion of the series' operating expenses, exclusive of management and certain other fees and expenses, such that the series' operating expenses do not exceed 0.10% of the series' average daily net assets. This written agreement will continue until May 1, 2007. For the six months ended June 30, 2006, this reduction amounted to $31,432 and is reflected as a reduction of total expenses in the Statement of Operations.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $343, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $9.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.7029% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $8. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $6, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

An affiliated entity of the series' investment adviser owns 97.1% of the outstanding voting shares of the series at June 30, 2006.

(4) PORTFOLIO SECURITIES

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements, aggregated $18,740,421 and $18,776,216, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $6 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share prices, account          1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                VMM-SEM 8/06 348

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) RESEARCH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH SERIES

Objective: Seeks to provide long-term growth of capital and future income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     18
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             18
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    18
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Warrants                                    0.1%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              Altria Group, Inc.                          3.1%
              ------------------------------------------------
              Tyco International Ltd.                     2.5%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              GlobalSantaFe Corp.                         2.3%
              ------------------------------------------------
              Intel Corp.                                 2.3%
              ------------------------------------------------
              United Technologies Corp.                   2.0%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.0%
              ------------------------------------------------
              Amgen, Inc.                                 1.9%
              ------------------------------------------------
              Eli Lilly & Co.                             1.9%
              ------------------------------------------------
              Bank of New York Co., Inc.                  1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         21.1%
              ------------------------------------------------
              Capital Goods                              14.2%
              ------------------------------------------------
              Energy                                     13.6%
              ------------------------------------------------
              Health Care                                12.8%
              ------------------------------------------------
              Consumer Cyclicals                         12.6%
              ------------------------------------------------
              Technology                                 11.5%
              ------------------------------------------------
              Consumer Staples                            7.7%
              ------------------------------------------------
              Telecommunications                          5.4%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                      Expenses
                                                                       Paid
                                            Beginning     Ending       During
                               Annualized     Account    Account      Period(p)
Share Class                     Expense        Value      Value       1/01/06-
                                 Ratio        1/01/06    6/30/06      6/30/06
-------------------------------------------------------------------------------
               Actual            0.90%     $1,000.00      $995.10       $4.45
Initial Class  ----------------------------------------------------------------
               Hypothetical(h)   0.90%     $1,000.00    $1,020.33       $4.51
-------------------------------------------------------------------------------
               Actual            1.15%      $1,000.00     $993.90       $5.69
Service Class  ----------------------------------------------------------------
               Hypothetical(h)   1.15%     $1,000.00    $1,019.09       $5.76
-------------------------------------------------------------------------------
(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Common Stocks - 98.8%

-------------------------------------------------------------------------
ISSUER                                            SHARES/PAR    VALUE ($)
-------------------------------------------------------------------------
Advertising & Broadcasting - 1.5%
--------------------------------------------------------------------------
News Corp., "A"                                     169,600   $  3,252,928
XM Satellite Radio Holdings, Inc., "A" (l)(n)        61,610        902,586
--------------------------------------------------------------------------
                                                              $  4,155,514
--------------------------------------------------------------------------
Aerospace - 3.5%
--------------------------------------------------------------------------
Lockheed Martin Corp.                                57,190   $  4,102,811
United Technologies Corp.                            88,840      5,634,233
--------------------------------------------------------------------------
                                                              $  9,737,044
--------------------------------------------------------------------------
Alcoholic Beverages - 0.6%
--------------------------------------------------------------------------
Diageo PLC                                           99,400   $  1,670,219
--------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
--------------------------------------------------------------------------
NIKE, Inc., "B"                                      36,810   $  2,981,610
--------------------------------------------------------------------------
Banks & Credit Companies - 8.8%
--------------------------------------------------------------------------
American Express Co. (l)                             94,690   $  5,039,402
Bank of America Corp.                                73,080      3,515,148
Bank of New York Co., Inc.                          165,370      5,324,914
J.P. Morgan Chase & Co.                              90,430      3,798,060
PNC Financial Services Group, Inc.                   49,200      3,452,364
SLM Corp.                                            64,910      3,435,037
--------------------------------------------------------------------------
                                                              $ 24,564,925
--------------------------------------------------------------------------
Biotechnology - 5.6%
--------------------------------------------------------------------------
Amgen, Inc. (n)                                      81,770   $  5,333,857
Genzyme Corp. (n)                                    60,600      3,699,630
ImClone Systems, Inc. (l)(n)                         74,840      2,891,818
Millipore Corp. (n)                                  59,090      3,722,079
--------------------------------------------------------------------------
                                                              $ 15,647,384
--------------------------------------------------------------------------
Brokerage & Asset Managers - 6.0%
--------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(n)               42,200   $  3,666,758
Franklin Resources, Inc.                             29,250      2,539,192
Goldman Sachs Group, Inc.                            24,520      3,688,544
Legg Mason, Inc.                                     11,169      1,111,539
Lehman Brothers Holdings, Inc.                       52,570      3,424,935
Mellon Financial Corp.                               67,540      2,325,402
--------------------------------------------------------------------------
                                                              $ 16,756,370
--------------------------------------------------------------------------
Business Services - 1.4%
--------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (n)        21,740   $  1,464,624
First Data Corp.                                     55,400      2,495,216
--------------------------------------------------------------------------
                                                              $  3,959,840
--------------------------------------------------------------------------
Computer Software - 3.8%
--------------------------------------------------------------------------
Adobe Systems, Inc. (n)                             128,160   $  3,890,938
MicroStrategy, Inc., "A" (n)                         18,880      1,841,178
Oracle Corp. (l)(n)                                 214,270      3,104,772
TIBCO Software, Inc. (n)                            249,500      1,758,975
--------------------------------------------------------------------------
                                                              $ 10,595,863
--------------------------------------------------------------------------
Computer Software - Systems - 1.0%
--------------------------------------------------------------------------
Apple Computer, Inc. (n)                             46,410   $  2,650,939
--------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
--------------------------------------------------------------------------
Alberto-Culver Co.                                   29,000   $  1,412,880
Avon Products, Inc.                                  68,880      2,135,280
ITT Educational Services, Inc. (l)(n)                42,480      2,795,609
Monster Worldwide, Inc. (n)                          33,260      1,418,872
--------------------------------------------------------------------------
                                                              $  7,762,641
--------------------------------------------------------------------------
Containers - 0.8%
--------------------------------------------------------------------------
Owens-Illinois, Inc. (l)(n)                         126,860   $  2,126,174
--------------------------------------------------------------------------
Electrical Equipment - 4.0%
--------------------------------------------------------------------------
Tyco International Ltd.                             253,360   $  6,967,400
W.W. Grainger, Inc.                                  53,420      4,018,787
--------------------------------------------------------------------------
                                                              $ 10,986,187
--------------------------------------------------------------------------
Electronics - 5.3%
--------------------------------------------------------------------------
Intel Corp.                                         339,330   $  6,430,303
Marvell Technology Group Ltd. (l)(n)                 52,780      2,339,737
SanDisk Corp. (l)(n)                                 64,450      3,285,661
Tessera Technologies, Inc. (l)(n)                    54,500      1,498,750
Xilinx, Inc.                                         51,400      1,164,210
--------------------------------------------------------------------------
                                                              $ 14,718,661
--------------------------------------------------------------------------
Energy - Independent - 1.9%
--------------------------------------------------------------------------
Apache Corp.                                         55,360   $  3,778,320
EOG Resources, Inc.                                  21,940      1,521,320
--------------------------------------------------------------------------
                                                              $  5,299,640
--------------------------------------------------------------------------
Energy - Integrated - 3.5%
--------------------------------------------------------------------------
Exxon Mobil Corp.                                    91,590   $  5,619,046
Hess Corp.                                           79,590      4,206,331
--------------------------------------------------------------------------
                                                              $  9,825,377
--------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.7%
--------------------------------------------------------------------------
Coca-Cola Co.                                        28,020   $  1,205,420
Nestle S.A. (l)                                       5,113      1,604,209
PepsiCo, Inc.                                        80,050      4,806,202
--------------------------------------------------------------------------
                                                              $  7,615,831
--------------------------------------------------------------------------
Forest & Paper Products - 0.1%
--------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                           57,990   $    158,893
--------------------------------------------------------------------------
Gaming & Lodging - 1.6%
--------------------------------------------------------------------------
Hilton Hotels Corp.                                  79,400   $  2,245,432
International Game Technology                        55,560      2,107,946
--------------------------------------------------------------------------
                                                              $  4,353,378
--------------------------------------------------------------------------
General Merchandise - 2.5%
--------------------------------------------------------------------------
Kohl's Corp. (n)                                     55,070   $  3,255,738
Wal-Mart Stores, Inc.                                77,270      3,722,096
--------------------------------------------------------------------------
                                                              $  6,977,834
--------------------------------------------------------------------------
Insurance - 6.3%
--------------------------------------------------------------------------
Ace Ltd.                                             48,420   $  2,449,568
Chubb Corp.                                          61,110      3,049,389
Endurance Specialty Holdings Ltd.                    58,870      1,883,840
Genworth Financial, Inc., "A"                       131,190      4,570,660
MetLife, Inc.                                        72,970      3,736,794
PartnerRe Ltd.                                       28,380      1,817,739
--------------------------------------------------------------------------
                                                              $ 17,507,990
--------------------------------------------------------------------------
Internet - 1.0%
--------------------------------------------------------------------------
Google, Inc., "A" (n)                                 6,730   $  2,822,091
--------------------------------------------------------------------------
Leisure & Toys - 1.3%
--------------------------------------------------------------------------
Electronic Arts, Inc. (n)                            68,250   $  2,937,480
THQ, Inc. (n)                                        37,570        811,512
--------------------------------------------------------------------------
                                                              $  3,748,992
--------------------------------------------------------------------------
Machinery & Tools - 1.3%
--------------------------------------------------------------------------
Deere & Co.                                          42,900   $  3,581,721
--------------------------------------------------------------------------
Metals & Mining - 1.8%
--------------------------------------------------------------------------
BHP Billiton PLC                                    185,540   $  3,595,816
POSCO, ADR                                           21,700      1,451,730
--------------------------------------------------------------------------
                                                              $  5,047,546
--------------------------------------------------------------------------
Natural Gas - Pipeline - 0.6%
--------------------------------------------------------------------------
Williams Cos., Inc.                                  71,850   $  1,678,416
--------------------------------------------------------------------------
Network & Telecom - 1.9%
--------------------------------------------------------------------------
Cisco Systems, Inc. (n)                              62,700   $  1,224,531
Juniper Networks, Inc. (n)                          258,990      4,141,250
--------------------------------------------------------------------------
                                                              $  5,365,781
--------------------------------------------------------------------------
Oil Services - 4.2%
--------------------------------------------------------------------------
GlobalSantaFe Corp.                                 112,108   $  6,474,237
Noble Corp.                                          50,590      3,764,908
Transocean, Inc. (n)                                 18,990      1,525,277
--------------------------------------------------------------------------
                                                              $ 11,764,422
--------------------------------------------------------------------------
Pharmaceuticals - 7.2%
--------------------------------------------------------------------------
Allergan, Inc.                                       15,630   $  1,676,474
Eli Lilly & Co.                                      96,490      5,333,002
Endo Pharmaceuticals Holdings, Inc. (n)              79,440      2,619,931
Johnson & Johnson                                   109,710      6,573,823
Wyeth                                                83,530      3,709,567
--------------------------------------------------------------------------
                                                              $ 19,912,797
--------------------------------------------------------------------------
Restaurants - 0.5%
--------------------------------------------------------------------------
YUM! Brands, Inc.                                    26,800   $  1,347,236
--------------------------------------------------------------------------
Specialty Chemicals - 1.3%
--------------------------------------------------------------------------
Praxair, Inc.                                        65,740   $  3,549,960
--------------------------------------------------------------------------
Specialty Stores - 1.6%
--------------------------------------------------------------------------
Chico's FAS, Inc. (l)(n)                             92,450   $  2,494,301
Williams-Sonoma, Inc.                                56,780      1,933,359
--------------------------------------------------------------------------
                                                              $  4,427,660
--------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
--------------------------------------------------------------------------
Rogers Communications, Inc., "B"                     36,700   $  1,474,963
--------------------------------------------------------------------------
Telephone Services - 3.0%
--------------------------------------------------------------------------
American Tower Corp., "A" (n)                        31,100   $    967,832
Embarq Corp. (n)                                     10,788        442,200
Sprint Nextel Corp.                                 181,590      3,629,984
TELUS Corp. (non-voting shares)                      81,230      3,274,788
--------------------------------------------------------------------------
                                                              $  8,314,804
--------------------------------------------------------------------------
Tobacco - 3.1%
--------------------------------------------------------------------------
Altria Group, Inc.                                  115,620   $  8,489,977
--------------------------------------------------------------------------
Trucking - 1.3%
--------------------------------------------------------------------------
FedEx Corp.                                          29,850   $  3,488,271
--------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
--------------------------------------------------------------------------
FPL Group, Inc.                                     117,600   $  4,866,288
NRG Energy, Inc. (l)(n)                              93,520      4,505,794
--------------------------------------------------------------------------
                                                              $  9,372,082
--------------------------------------------------------------------------
  TOTAL COMMON STOCKS
   (IDENTIFIED COST, $268,010,908)                            $274,439,033
--------------------------------------------------------------------------
Warrants - 0.1%
--------------------------------------------------------------------------
                               STRIKE      FIRST
ISSUER                          PRICE   EXERCISE
--------------------------------------------------------------------------
Aerospace - 0.1%
--------------------------------------------------------------------------
Raytheon Co.(n)
  (Identified Cost, $193,622)  $37.50    6/16/06     15,936   $    201,590
--------------------------------------------------------------------------
Short-Term Obligations - 1.0%
--------------------------------------------------------------------------
General Electric Capital Corp., 5.27%,
  due 7/03/06, at Amortized Cost and Value (y)   $2,987,000   $  2,986,125
--------------------------------------------------------------------------
Collateral for Securities Loaned - 6.5%
--------------------------------------------------------------------------
Morgan Stanley, 5.3325%, dated 6/30/06, due
7/03/06, total to be received $637,083
(secured by various U.S. Treasury and
Federal Agency obligations in a jointly
traded account)                                  $  636,800   $    636,800
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                      17,467,948     17,467,948
--------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED,
  AT COST AND VALUE                                           $ 18,104,748
--------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $289,295,403)           $295,731,496
--------------------------------------------------------------------------

Other Assets, Less Liabilities - (6.4)%                        (17,914,791)
--------------------------------------------------------------------------
  NET ASSETS - 100.0%                                         $ 277,816,705
---------------------------------------------------------------------------
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $17,696,319 of securities on loan
(identified cost, $289,295,403)                                                          $295,731,496
Cash                                                                                            6,383
Receivable for investments sold                                                             2,081,695
Receivable for series shares sold                                                             142,080
Interest and dividends receivable                                                             247,818
Other assets                                                                                    3,567
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $298,213,039
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $1,879,253
Payable for series shares reacquired                                                          272,116
Collateral for securities loaned, at value                                                 18,104,748
Payable to affiliates
  Management fee                                                                                5,701
  Shareholder servicing costs                                                                     409
  Distribution fees                                                                               101
  Administrative services fee                                                                     166
Payable for independent trustees' compensation                                                      2
Accrued expenses and other liabilities                                                        133,838
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $20,396,334
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $277,816,705
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $551,952,989
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                                 6,436,004
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                            (281,216,245)
Undistributed net investment income                                                           643,957
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $277,816,705
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          17,099,851
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $263,072,183
  Shares outstanding                                                                       16,188,529
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $16.25
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $14,744,522
  Shares outstanding                                                                          911,322
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $16.18
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $1,933,506
  Interest                                                                                      59,644
  Foreign taxes withheld                                                                       (17,188)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,975,962
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,101,993
  Distribution fees                                                                             17,960
  Shareholder servicing costs                                                                   51,861
  Administrative services fee                                                                   26,389
  Independent trustees' compensation                                                             5,403
  Custodian fee                                                                                 48,176
  Shareholder communications                                                                    51,183
  Auditing fees                                                                                 20,652
  Legal fees                                                                                     3,779
  Miscellaneous                                                                                 12,724
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,340,120
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (7,771)
  Reduction of expenses by investment adviser                                                     (908)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,331,441
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $644,521
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $11,603,059
  Foreign currency transactions                                                                (12,043)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $11,591,016
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(13,097,002)
  Translation of assets and liabilities in foreign currencies                                       64
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(13,096,938)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(1,505,922)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                $(861,401)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

CHANGE IN NET ASSETS

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $644,521              $1,461,528
Net realized gain (loss) on investments and foreign currency transactions                  11,591,016              38,605,027
Net unrealized gain (loss) on investments and foreign currency translation                (13,096,938)            (18,498,390)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $(861,401)            $21,568,165
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,405,149)            $(1,528,338)
  Service Class                                                                               (46,251)                (32,178)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(1,451,400)            $(1,560,516)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(22,876,294)           $(65,685,243)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(25,189,095)           $(45,677,594)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    303,005,800             348,683,394
At end of period (including undistributed net investment income of $643,957 and
$1,450,836, respectively)                                                                $277,816,705            $303,005,800
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                 SIX MONTHS                           YEARS ENDED 12/31
                                                    ENDED        -----------------------------------------------------------
                                                   6/30/06          2005         2004         2003         2002         2001
                                                 (UNAUDITED)

Net asset value, beginning of period                $16.41        $15.30       $13.35       $10.78       $14.32       $20.80
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.04         $0.07        $0.06        $0.10        $0.06        $0.03
Net realized and unrealized gain (loss) on
investments and foreign currency                     (0.12)         1.11         2.04         2.55        (3.57)       (4.15)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $(0.08)        $1.18        $2.10        $2.65       $(3.51)      $(4.12)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.08)       $(0.07)      $(0.15)      $(0.08)      $(0.03)      $(0.00)(w)
From net realized gain on investments and
foreign currency transactions                           --            --           --           --           --        (2.36)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.08)       $(0.07)      $(0.15)      $(0.08)      $(0.03)      $(2.36)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.25        $16.41       $15.30       $13.35       $10.78       $14.32
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                           (0.49)(n)      7.80        15.85(b)     24.71(j)    (24.54)      (21.25)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.90(a)       0.93         0.88         0.88         0.87         0.89
Expenses after expense reductions (f)                 0.90(a)       0.93         0.88         0.88         0.87         0.89
Net investment income                                 0.45(a)       0.47         0.47         0.83         0.52         0.20
Portfolio turnover                                      44            93          118          124           98           99
Net assets at end of period (000 Omitted)         $263,072      $289,472     $339,259     $352,464     $488,917     $808,889
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                       SIX MONTHS                       YEARS ENDED 12/31
                                                         ENDED       -------------------------------------------------------
                                                        6/30/06         2005        2004        2003        2002        2001
                                                      (UNAUDITED)

Net asset value, beginning of period                     $16.33       $15.23      $13.30      $10.74      $14.27      $20.78
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $0.02        $0.04       $0.03       $0.07       $0.04       $0.00(w)
Net realized and unrealized gain (loss) on
investments and foreign currency                          (0.12)        1.11        2.02        2.54       (3.56)      (4.15)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $(0.10)       $1.15       $2.05       $2.61      $(3.52)     $(4.15)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                               $(0.05)      $(0.05)     $(0.12)     $(0.05)     $(0.01)        $--
From net realized gain on investments and foreign
currency transactions                                        --           --          --          --          --       (2.36)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $(0.05)      $(0.05)     $(0.12)     $(0.05)     $(0.01)     $(2.36)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $16.18       $16.33      $15.23      $13.30      $10.74      $14.27
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                (0.61)(n)     7.57       15.57(b)    24.37(j)   (24.72)     (21.39)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.15(a)      1.19        1.13        1.13        1.10        1.09
Expenses after expense reductions (f)                      1.15(a)      1.19        1.13        1.13        1.10        1.09
Net investment income                                      0.21(a)      0.23        0.21        0.58        0.32        0.00
Portfolio turnover                                           44           93         118         124          98          99
Net assets at end of period (000 Omitted)               $14,745      $13,533      $9,424      $6,693      $6,211      $7,601
----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.22%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 97 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                12/31/05              12/31/04
Ordinary income (including any
short-term capital gains)                     $1,560,516            $3,788,235

The federal tax cost and the tax basis components of distributable earnings were as follows:

         AS OF JUNE 30, 2006
         Cost of investments                        $289,581,623
         -------------------------------------------------------
         Gross appreciation                          $20,393,253
         Gross depreciation                          (14,243,380)
         -------------------------------------------------------
         Net unrealized appreciation (depreciation)   $6,149,873

         AS OF DECEMBER 31, 2005
         Undistributed ordinary income                $1,450,836
         Capital loss carryforwards                 (292,521,041)
         Other temporary differences                        (153)
         Net unrealized appreciation (depreciation)   19,246,875

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

         December 31, 2009                         $(129,669,828)
         December 31, 2010                          (162,851,213)
         -------------------------------------------------------
                                                   $(292,521,041)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $51,427, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $217.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0180% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $1,236. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $908, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $129,346,152 and $154,575,703, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                                           6/30/06                         12/31/05
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
Shares sold

  Initial Class                                                     543,570        $9,060,370      1,211,131       $18,866,366
  Service Class                                                     116,791         1,939,196        286,168         4,406,939
-------------------------------------------------------------------------------------------------------------------------------
                                                                    660,361       $10,999,566      1,497,299       $23,273,305

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                      82,365        $1,405,149        106,282        $1,528,338
  Service Class                                                       2,722            46,251          2,244            32,178
-------------------------------------------------------------------------------------------------------------------------------
                                                                     85,087        $1,451,400        108,526        $1,560,516

Shares reacquired
  Initial Class                                                  (2,079,620)     $(34,718,586)    (5,854,838)     $(89,322,943)
  Service Class                                                     (37,131)         (608,674)       (78,304)       (1,196,121)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 (2,116,751)     $(35,327,260)    (5,933,142)     $(90,519,064)

Net change
  Initial Class                                                  (1,453,685)     $(24,253,067)    (4,537,425)     $(68,928,239)
  Service Class                                                      82,382         1,376,773        210,108         3,242,996
-------------------------------------------------------------------------------------------------------------------------------
                                                                 (1,371,303)     $(22,876,294)    (4,327,317)     $(65,685,243)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $950 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VFR-SEM 8/06 50M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) UTILITIES SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) UTILITIES SERIES

Objective: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     18
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             18
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    18
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                              92.9%
              Convertible Preferred Stocks                4.0%
              Cash & Other Net Assets                     2.3%
              Bonds                                       0.7%
              Convertible Bonds                           0.1%

              TOP TEN HOLDINGS

              TXU Corp.                                   5.4%
              ------------------------------------------------
              Exelon Corp.                                4.5%
              ------------------------------------------------
              NRG Energy, Inc.                            4.3%
              ------------------------------------------------
              FPL Group, Inc.                             3.9%
              ------------------------------------------------
              Williams Cos., Inc.                         3.5%
              ------------------------------------------------
              Edison International                        3.4%
              ------------------------------------------------
              FirstEnergy Corp.                           3.4%
              ------------------------------------------------
              Duke Energy Corp.                           2.9%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.9%
              ------------------------------------------------
              E.ON AG                                     2.4%
              ------------------------------------------------

              TOP FIVE EQUITY SECTOR WEIGHTINGS

              Electric Power                             53.7%
              ------------------------------------------------
              Telephone Services                         14.7%
              ------------------------------------------------
              Natural Gas - Pipeline                      5.4%
              ------------------------------------------------
              Wireless Communications                     5.0%
              ------------------------------------------------
              Natural Gas - Distribution                  4.6%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              71.1%
              ------------------------------------------------
              Germany                                     4.2%
              ------------------------------------------------
              United Kingdom                              3.7%
              ------------------------------------------------
              Spain                                       3.6%
              ------------------------------------------------
              Canada                                      3.2%
              ------------------------------------------------
              Mexico                                      3.1%
              ------------------------------------------------
              France                                      2.7%
              ------------------------------------------------
              Brazil                                      2.3%
              ------------------------------------------------
              Norway                                      1.4%
              ------------------------------------------------
              Other Countries                             4.7%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/06-
Class                       Ratio       1/01/06         6/30/06        6/30/06
--------------------------------------------------------------------------------
         Actual            0.85%       $1,000.00      $1,084.40          $4.39
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)   0.85%       $1,000.00      $1,020.58          $4.26
--------------------------------------------------------------------------------
         Actual            1.10%       $1,000.00      $1,083.00          $5.68
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)   1.10%       $1,000.00      $1,019.34          $5.51
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Common Stocks - 92.9%
--------------------------------------------------------------------------------------------------------------
ISSUER                                                                         SHARES/PAR ($)        VALUE ($)
--------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.0%
--------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                                       477,900    $    4,253,310
Grupo Televisa S.A., ADR                                                           1,201,600        23,202,896
News Corp., "A"                                                                      578,900        11,103,302
Viacom, Inc., "B" (n)                                                                267,010         9,569,638
--------------------------------------------------------------------------------------------------------------
                                                                                                $   48,129,146
--------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
--------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (n)                                                       472,000    $   15,472,160
--------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
--------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                           8,800    $      600,600
Rosetta Resources, Inc. (a)(n)                                                        34,880           579,706
Southwestern Energy Co. (n)                                                           85,600         2,667,296
--------------------------------------------------------------------------------------------------------------
                                                                                                $    3,847,602
--------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.9%
--------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                        119,200    $    7,397,552
Petroleo Brasileiro S.A., ADR                                                         16,300         1,455,753
TOTAL S.A.                                                                            28,100         1,848,457
--------------------------------------------------------------------------------------------------------------
                                                                                                $   10,701,762
--------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 4.6%
--------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                                  314,810    $   12,000,557
Dynegy Holdings, Inc. (n)                                                            230,600         1,261,382
Equitable Resources, Inc.                                                            711,200        23,825,200
Questar Corp. (l)                                                                    215,270        17,327,082
-------------------------------------------------------------------------------------------------------------
                                                                                                $   54,414,221
--------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 5.4%
--------------------------------------------------------------------------------------------------------------
Enagas S.A.                                                                        1,086,800    $   23,177,330
Williams Cos., Inc.                                                                1,784,765        41,692,110
--------------------------------------------------------------------------------------------------------------
                                                                                                $   64,869,440
--------------------------------------------------------------------------------------------------------------
Oil Services - 3.0%
--------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                            111,800    $    5,145,036
GlobalSantaFe Corp.                                                                  308,300        17,804,325
National-Oilwell Varco, Inc. (n)                                                      20,100         1,272,732
Noble Corp.                                                                           95,200         7,084,784
Transocean, Inc. (n)                                                                  62,600         5,028,032
--------------------------------------------------------------------------------------------------------------
                                                                                                $   36,334,909
--------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.0%
--------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                 421,900    $   14,032,394
Dobson Communications Corp. (n)                                                      475,870         3,678,475
Hutchison Telecommunications International Ltd. (n)                                5,281,000         8,499,701
Rogers Communications, Inc., "B"                                                     297,800        11,968,498
Tim Participacoes S.A., ADR (l)                                                      160,600         4,424,530
Vimpel-Communications, ADR (l)(n)                                                    136,000         6,231,520
Vodafone Group PLC                                                                 4,825,476        10,274,614
--------------------------------------------------------------------------------------------------------------
                                                                                                $   59,109,732
--------------------------------------------------------------------------------------------------------------
Telephone Services - 14.7%
--------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                         304,000    $   19,404,320
AT&T, Inc.                                                                           898,700        25,064,743
Citizens Communications Co. (l)                                                    1,027,200        13,404,960
Embarq Corp. (n)                                                                      59,155         2,424,763
FastWeb S.p.A. (n)                                                                   134,917         5,861,487
France Telecom S.A.                                                                  699,170        15,026,859
NTL, Inc.                                                                            166,550         4,147,095
Singapore Telecommunications Ltd.                                                  5,536,000         8,881,377
Sprint Nextel Corp.                                                                1,166,900        23,326,331
Telecom Argentina S.A., ADR (l)(n)                                                   453,800         5,264,080
Telefonica S.A.                                                                      324,900         5,408,520
Telenor A.S.A.                                                                     1,433,300        17,317,752
TELUS Corp. (non-voting shares)                                                      643,360        25,937,060
Verizon Communications, Inc.                                                         139,100         4,658,459
--------------------------------------------------------------------------------------------------------------
                                                                                                $  176,127,806
--------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 53.7%
--------------------------------------------------------------------------------------------------------------
AES Corp. (n)                                                                      1,374,000    $   25,350,300
AES Tiete S.A., IPS                                                              365,453,900         8,778,051
Allegheny Energy, Inc. (n)                                                            98,800         3,662,516
Ameren Corp. (l)                                                                     293,600        14,826,800
Centerpoint Energy, Inc. (l)                                                         534,300         6,678,750
CMS Energy Corp. (l)(n)                                                            1,848,600        23,920,884
Constellation Energy Group, Inc.                                                     627,650        34,219,478
CPFL Energia S.A., ADR (l)                                                           262,780         9,604,609
Dominion Resources, Inc. (l)                                                         109,410         8,182,774
Drax Group PLC (n)                                                                    39,000           598,303
Duke Energy Corp. (l)                                                              1,176,200        34,544,994
E.ON AG                                                                              246,600        28,382,445
Edison International                                                               1,056,500        41,203,500
Endesa S.A.                                                                          327,000        11,367,754
Enel S.p.A.                                                                        1,299,870        11,203,197
Enersis S.A., ADR                                                                    533,400         6,000,750
Entergy Corp.                                                                        105,560         7,468,370
Equatorial Energia S.A., IEU (n)                                                     153,700         1,064,945
Exelon Corp.                                                                         948,400        53,897,572
FirstEnergy Corp.                                                                    754,700        40,912,287
FPL Group, Inc. (l)                                                                1,137,000        47,049,060
Iberdrola S.A.                                                                       105,800         3,642,837
International Power PLC                                                            3,568,600        18,757,052
Mirant Corp. (l)(n)                                                                  558,500        14,967,800
Northeast Utilities                                                                  141,400         2,922,738
NRG Energy, Inc. (n)                                                               1,066,600        51,388,788
NSTAR                                                                                122,700         3,509,220
RWE AG                                                                               257,600        21,424,509
Scottish & Southern Energy PLC                                                       275,400         5,856,305
Scottish Power PLC                                                                   848,826         9,142,641
Suez S.A.                                                                            233,811         9,715,519
Tractebel Energia S.A.                                                               240,240         1,908,692
TXU Corp.                                                                          1,088,520        65,082,611
Veolia Environment                                                                   114,760         5,929,214
Xcel Energy, Inc. (l)                                                                547,100        10,493,381
--------------------------------------------------------------------------------------------------------------
                                                                                                $  643,658,646
--------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $1,015,124,444)                                         $1,112,665,424
--------------------------------------------------------------------------------------------------------------
BONDS - 0.7%
--------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.0%
--------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.3632%, 2023 (a)(i)                            $    598,991    $       65,883
--------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.7%
--------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                           $    737,000    $      819,382
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                 3,228,000         3,475,129
TXU Eastern Funding Co., 6.75%, 2009 (d)                                              16,000             1,040
TXU Energy Co., 7%, 2013                                                           4,555,000         4,649,462
--------------------------------------------------------------------------------------------------------------
                                                                                                $    8,945,013
--------------------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $9,356,466)                                                     $    9,010,896
--------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 4.0%
--------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.2%
--------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% (a)                                                              11,500    $   14,859,438
--------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.8%
--------------------------------------------------------------------------------------------------------------
Entergy Corp., 7.63%                                                                 529,220    $   26,577,428
NRG Energy, Inc., 5.75%                                                               29,000         7,152,125
--------------------------------------------------------------------------------------------------------------
                                                                                                $   33,729,553
--------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $45,519,968)                             $   48,588,991
--------------------------------------------------------------------------------------------------------------
Convertible Bonds - 0.1%
--------------------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
--------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 3.5%, 2012 (Identified Cost, $660,507)            $    684,000    $      692,550
--------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.6%
--------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.28%, due 7/03/06, at Amortized Cost and Value (y)     $ 30,999,000    $   30,989,907
--------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 4.1%
--------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value         49,074,828    $   49,074,828
--------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $1,150,726,120) (k)                                       $1,251,022,596
--------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.4)%                                                            (52,947,006)
--------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                           $1,198,075,590
--------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,505,027, representing 1.3% of net assets.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2006, the series held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $25,076,707 and 2.00% of market value. An independent pricing service provided an evaluated bid for 1.96% of the market value.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

Portfolio of Investments (unaudited) - continued

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
Sales and Purchases in the table below are reported by currency.

                                                                                                NET UNREALIZED
                 CONTRACTS TO            SETTLEMENT                              CONTRACTS        APPRECIATION
               DELIVER/RECEIVE                 DATE      IN EXCHANGE FOR          AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
SALES
--------------------------------------------------------------------------------------------------------------
  EUR               70,810,477      7/17/06-8/21/06         $ 90,021,758      $ 90,843,169           $(821,411)
  GBP               17,620,885      8/02/06-8/07/06           33,040,557        32,578,606             461,951
--------------------------------------------------------------------------------------------------------------
                                                            $123,062,315      $123,421,775           $(359,460)
--------------------------------------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------------------------------------
  EUR                5,392,026      7/17/06-8/07/06         $  6,888,887      $  6,907,686           $  18,799
  GBP                2,996,766      8/02/06-8/07/06            5,551,586         5,541,044             (10,542)
--------------------------------------------------------------------------------------------------------------
                                                            $ 12,440,473      $ 12,448,730           $   8,257
--------------------------------------------------------------------------------------------------------------

At June 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $3,325 with Goldman Sachs and Co.

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR   American Depository Receipt
FRN   Floating Rate Note. The interest rate is the rate in effect as of period end.
IEU   International Equity Unit
IPS   International Preference Stock

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.
dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR   Euro
GBP   British Pound

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value, including $47,759,637 of securities on loan
(identified cost, $1,150,726,120)                                           $1,251,022,596
Cash                                                                                21,739
Receivable for forward foreign currency exchange contracts                         590,541
Receivable for investments sold                                                 12,131,436
Receivable for series shares sold                                                2,406,833
Interest and dividends receivable                                                2,395,508
Other assets                                                                        10,415
----------------------------------------------------------------------------------------------------------------
Total assets                                                                                      $1,268,579,068
----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                           $941,744
Payable for forward foreign currency exchange contracts subject to
master netting agreements                                                            3,325
Payable for investments purchased                                               19,919,139
Payable for series shares reacquired                                               360,386
Collateral for securities loaned, at value                                      49,074,828
Payable to affiliates
  Management fee                                                                    24,142
  Shareholder servicing costs                                                        1,687
  Distribution fees                                                                  4,810
  Administrative services fee                                                          622
Payable for independent trustees' compensation                                           2
Accrued expenses and other liabilities                                             172,793
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                    $70,503,478
----------------------------------------------------------------------------------------------------------------
Net assets                                                                                        $1,198,075,590
----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                             $1,023,876,009
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                     99,940,872
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                   59,170,425
Undistributed net investment income                                             15,088,284
----------------------------------------------------------------------------------------------------------------
Net assets                                                                                        $1,198,075,590
----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                             49,783,685
----------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                  $488,956,217
  Shares outstanding                                                            20,224,458
----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                               $24.18
----------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                  $709,119,373
  Shares outstanding                                                            29,559,227
----------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                               $23.99
----------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06
NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                        $19,880,637
  Interest                                                                           2,100,389
  Foreign taxes withheld                                                            (1,024,875)
--------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                  $20,956,151
--------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                    $4,247,496
  Distribution fees                                                                    797,604
  Shareholder servicing costs                                                          198,909
  Administrative services fee                                                           88,346
  Independent trustees' compensation                                                    13,946
  Custodian fee                                                                        159,756
  Shareholder communications                                                            85,329
  Auditing fees                                                                         20,339
  Legal fees                                                                            10,731
  Miscellaneous                                                                         25,468
--------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                            $5,647,924
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                 (31,685)
  Reduction of expenses by investment adviser                                          (38,368)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                              $5,577,871
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    $15,378,280
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                          $66,368,957
  Foreign currency transactions                                                     (6,320,839)
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                $60,048,118
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                      $16,101,436
  Translation of assets and liabilities in foreign currencies                         (538,463)
--------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                               $15,562,973
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                              $75,611,091
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                     $90,989,371
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                      SIX MONTHS ENDED              YEAR ENDED
                                                                                               6/30/06                12/31/05
                                                                                           (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $15,378,280             $13,727,873
Net realized gain (loss) on investments and foreign currency transactions                   60,048,118             114,054,815
Net unrealized gain (loss) on investments and foreign currency translation                  15,562,973              (1,847,269)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $90,989,371            $125,935,419
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(10,297,910)            $(2,451,031)
  Service Class                                                                            (13,174,002)             (1,663,988)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                            (19,556,242)                     --
  Service Class                                                                            (26,849,095)                     --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(69,877,249)            $(4,115,019)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $105,670,518            $367,868,697
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $126,782,640            $489,689,097
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   1,071,292,950             581,603,853
At end of period (including undistributed net investment income of $15,088,284
and $23,181,916, respectively)                                                          $1,198,075,590          $1,071,292,950
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       -------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $23.74         $20.45      $15.95         $12.03       $15.94       $23.57
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.33          $0.40       $0.36          $0.29        $0.31        $0.39
Net realized and unrealized gain (loss) on
investments and foreign currency                         1.64           3.02        4.39           3.95        (3.88)       (5.53)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.97          $3.42       $4.75          $4.24       $(3.57)      $(5.14)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.53)        $(0.13)     $(0.25)        $(0.32)      $(0.34)      $(0.69)
From net realized gain on investments and foreign
currency transactions                                   (1.00)            --          --             --           --        (1.80)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(1.53)        $(0.13)     $(0.25)        $(0.32)      $(0.34)      $(2.49)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $24.18         $23.74      $20.45         $15.95       $12.03       $15.94
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               8.44(n)       16.84       30.20(b)       35.89       (22.76)      (24.20)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.86(a)        0.90        0.89           0.92         0.94         0.93
Expenses after expense reductions (f)                    0.85(a)        0.90        0.89           0.92         0.94         0.93
Net investment income                                    2.79(a)        1.80        2.11           2.11         2.38         2.03
Portfolio turnover                                         53             88         105            134          102          102
Net assets at end of period (000 Omitted)            $488,956       $506,315    $357,652       $243,275     $170,032     $260,749
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       -------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $23.56         $20.32      $15.87         $11.98       $15.90       $23.57
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.32          $0.34       $0.32          $0.24        $0.28        $0.30
Net realized and unrealized gain (loss) on
investments and foreign currency                         1.61           3.01        4.36           3.95        (3.87)       (5.49)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.93          $3.35       $4.68          $4.19       $(3.59)      $(5.19)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.50)        $(0.11)     $(0.23)        $(0.30)      $(0.33)      $(0.68)
From net realized gain on investments and foreign
currency transactions                                   (1.00)            --          --             --           --        (1.80)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(1.50)        $(0.11)     $(0.23)        $(0.30)      $(0.33)      $(2.48)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $23.99         $23.56      $20.32         $15.87       $11.98       $15.90
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               8.30(n)       16.57       29.84(b)       35.57       (22.90)      (24.44)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.11(a)        1.15        1.15           1.17         1.19         1.13
Expenses after expense reductions (f)                    1.10(a)        1.15        1.15           1.17         1.19         1.13
Net investment income                                    2.66(a)        1.56        1.87           1.79         2.20         1.73
Portfolio turnover                                         53             88         105            134          102          102
Net assets at end of period (000 Omitted)            $709,119       $564,978    $223,952        $98,100      $43,101      $32,211
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Utilities Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 90 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short- term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non- hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                               12/31/05            12/31/04
           Ordinary income (including any
           short-term capital gains)         $4,115,019          $5,413,266

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF JUNE 30, 2006

           Cost of investments                               $1,151,529,402
           ----------------------------------------------------------------
           Gross appreciation                                  $117,424,720
           Gross depreciation                                   (17,931,526)
           ----------------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                                       $99,493,194

           AS OF DECEMBER 31, 2005
           Undistributed ordinary income                        $23,467,089
           Undistributed long-term capital gain                  46,404,403
           Other temporary differences                             (102,314)
           Net unrealized appreciation
           (depreciation)                                        83,318,281

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This management fee reduction amounted to $35,223, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.74% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $198,217, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $346.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0156% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $4,045. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,145, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $642,967,950 and $585,867,891, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                          6/30/06                          12/31/05
                                                                  SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Initial Class                                                  1,162,331        $28,088,648      7,419,584       $163,840,059
  Service Class                                                  5,236,427        126,772,551     14,561,451        318,505,590
-------------------------------------------------------------------------------------------------------------------------------
                                                                 6,398,758       $154,861,199     21,981,035       $482,345,649
Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                  1,260,201        $29,854,152        120,622         $2,451,031
  Service Class                                                  1,701,662         40,023,097         82,376          1,663,988
-------------------------------------------------------------------------------------------------------------------------------
                                                                 2,961,863        $69,877,249        202,998         $4,115,019
Shares reacquired
  Initial Class                                                 (3,527,699)      $(86,159,115)    (3,703,550)      $(81,630,071)
  Service Class                                                 (1,359,292)       (32,908,815)    (1,683,948)       (36,961,900)
-------------------------------------------------------------------------------------------------------------------------------
                                                                (4,886,991)     $(119,067,930)    (5,387,498)     $(118,591,971)
Net change
  Initial Class                                                 (1,105,167)      $(28,216,315)     3,836,656        $84,661,019
  Service Class                                                  5,578,797        133,886,833     12,959,879        283,207,678
-------------------------------------------------------------------------------------------------------------------------------
                                                                 4,473,630       $105,670,518     16,796,535       $367,868,697

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $3,583 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information           Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information           1-800-225-2606         8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576         9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Share prices, account         1-800-MFS-TALK
balances exchanges            (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks    touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)


[Graphic Omitted]
MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VUF-SEM 8/06 25M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) CAPITAL OPPORTUNITIES SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) CAPITAL OPPORTUNITIES SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               7
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

   August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                           99.0%
              Cash & Other Net Assets                  1.0%

              TOP TEN HOLDINGS

              Wyeth                                       3.4%
              ------------------------------------------------
              Johnson & Johnson                           3.4%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.9%
              ------------------------------------------------
              Nestle S.A.                                 2.7%
              ------------------------------------------------
              Tyco International Ltd.                     2.6%
              ------------------------------------------------
              Dell, Inc.                                  2.2%
              ------------------------------------------------
              Amgen, Inc.                                 2.2%
              ------------------------------------------------
              NIKE, Inc., "B"                             2.2%
              ------------------------------------------------
              Hess Corp.                                  2.2%
              ------------------------------------------------
              Altria Group, Inc.                          2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                19.2%
              ------------------------------------------------
              Technology                                 17.7%
              ------------------------------------------------
              Financial Services                         16.3%
              ------------------------------------------------
              Retailing                                   9.7%
              ------------------------------------------------
              Energy                                      8.7%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Basic Materials                             5.2%
              ------------------------------------------------
              Special Products & Services                 4.6%
              ------------------------------------------------
              Industrial Goods & Services                 4.1%
              ------------------------------------------------
              Leisure                                     2.8%
              ------------------------------------------------
              Utilities & Communications                  2.4%
              ------------------------------------------------
              Transportation                              1.7%
              ------------------------------------------------
              Autos & Housing                             0.4%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------
                                                    Beginning         Ending         Expenses Paid
                                  Annualized      Account Value    Account Value   During Period (p)
Share Class                     Expense Ratio       1/01/06          6/30/06       1/01/06-6/30/06
----------------------------------------------------------------------------------------------------
               Actual                0.90%          $1,000.00        $1,018.40           $4.50
Initial Class --------------------------------------------------------------------------------------
               Hypothetical (h)      0.90%          $1,000.00        $1,020.33           $4.51
----------------------------------------------------------------------------------------------------
               Actual                1.15%          $1,000.00        $1,017.20           $5.75
Service Class --------------------------------------------------------------------------------------
               Hypothetical (h)      1.15%          $1,000.00        $1,019.09           $5.76
----------------------------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06


The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Common Stocks - 99.0%

--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.5%
--------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (n)                                                          57,691      $   2,067,640
--------------------------------------------------------------------------------------------------------
Aerospace - 1.5%
--------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                      33,830      $   2,145,499
--------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
--------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V., "C"                                                145,000      $     550,357
--------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.2%
--------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                37,800      $   3,061,800
--------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.6%
--------------------------------------------------------------------------------------------------------
American Express Co.                                                           35,430      $   1,885,585
Bank of America Corp.                                                          53,336          2,565,462
Commerce Bancorp, Inc. (l)                                                     56,690          2,022,132
Investors Financial Services Corp. (l)                                         37,740          1,694,526
J.P. Morgan Chase & Co.                                                        57,360          2,409,120
New York Community Bancorp, Inc. (l)                                           93,370          1,541,539
PNC Financial Services Group, Inc.                                             19,840          1,392,173
SLM Corp.                                                                      29,930          1,583,896
--------------------------------------------------------------------------------------------------------
                                                                                           $  15,094,433
--------------------------------------------------------------------------------------------------------
Biotechnology - 5.7%
--------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                48,040      $   3,133,649
Gen-Probe, Inc. (n)                                                             8,410            453,972
Genzyme Corp. (n)                                                              34,111          2,082,477
MedImmune, Inc. (n)                                                            23,710            642,541
Millipore Corp. (l)(n)                                                         29,010          1,827,340
--------------------------------------------------------------------------------------------------------
                                                                                           $   8,139,979
--------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
                        --------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(n)                                         15,810      $   1,373,731
Franklin Resources, Inc.                                                       16,590          1,440,178
--------------------------------------------------------------------------------------------------------
                                                                                           $   2,813,909
--------------------------------------------------------------------------------------------------------
Business Services - 1.4%
--------------------------------------------------------------------------------------------------------
Getty Images, Inc. (l)(n)                                                      32,330      $   2,053,278
--------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
--------------------------------------------------------------------------------------------------------
Bayer AG                                                                       25,300      $   1,162,563
--------------------------------------------------------------------------------------------------------
Computer Software - 3.4%
--------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                        25,830      $     784,199
Oracle Corp. (n)                                                              138,693          2,009,662
Symantec Corp. (n)                                                            126,800          1,970,472
--------------------------------------------------------------------------------------------------------
                                                                                           $   4,764,333
--------------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.5%
--------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                129,730      $   3,166,709
MICROS Systems, Inc. (l)(n)                                                    40,610          1,773,845
--------------------------------------------------------------------------------------------------------
                                                                                           $   4,940,554
--------------------------------------------------------------------------------------------------------
Construction - 0.4%
--------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                     9,380      $     534,379
--------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.2%
--------------------------------------------------------------------------------------------------------
eBay, Inc. (n)                                                                 49,490      $   1,449,562
Estee Lauder Cos., Inc., "A" (l)                                               37,150          1,436,591
ITT Educational Services, Inc. (l)(n)                                          24,960          1,642,618
Strayer Education, Inc. (l)                                                    15,350          1,490,792
--------------------------------------------------------------------------------------------------------
                                                                                           $   6,019,563
--------------------------------------------------------------------------------------------------------
Containers - 2.0%
--------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (l)(n)                                                   172,900      $   2,897,804
--------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
--------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                       131,931      $   3,628,103
--------------------------------------------------------------------------------------------------------
Electronics - 2.8%
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                                   147,150      $   2,788,493
Samsung Electronics Co. Ltd., GDR                                               4,010          1,260,143
--------------------------------------------------------------------------------------------------------
                                                                                           $   4,048,636
--------------------------------------------------------------------------------------------------------
Energy - Integrated - 5.1%
--------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                              68,180      $   4,182,843
Hess Corp. (l)                                                                 57,870          3,058,430
--------------------------------------------------------------------------------------------------------
                                                                                           $   7,241,273
--------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.7%
--------------------------------------------------------------------------------------------------------
Nestle S.A                                                                     12,049      $   3,780,387
--------------------------------------------------------------------------------------------------------
General Merchandise - 2.0%
--------------------------------------------------------------------------------------------------------
Kohl's Corp. (n)                                                               23,990      $   1,418,289
Wal-Mart Stores, Inc.                                                          30,520          1,470,148
--------------------------------------------------------------------------------------------------------
                                                                                           $   2,888,437
--------------------------------------------------------------------------------------------------------
Insurance - 3.7%
--------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., "B" (l)(n)                                              810      $   2,464,830
St. Paul Travelers Cos., Inc.                                                  62,140          2,770,201
--------------------------------------------------------------------------------------------------------
                                                                                           $   5,235,031
--------------------------------------------------------------------------------------------------------
Internet - 1.6%
--------------------------------------------------------------------------------------------------------
Yahoo!, Inc. (n)                                                               68,130      $   2,248,290
--------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
--------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                      26,160      $   1,125,926
NAMCO BANDAI Holdings, Inc.                                                    50,100            761,074
--------------------------------------------------------------------------------------------------------
                                                                                           $   1,887,000
--------------------------------------------------------------------------------------------------------
Medical Equipment - 4.4%
--------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                           44,240      $   2,242,968
Medtronic, Inc.                                                                33,320          1,563,374
St. Jude Medical, Inc. (n)                                                     41,700          1,351,914
Ventana Medical Systems, Inc. (l)(n)                                           22,640          1,068,155
--------------------------------------------------------------------------------------------------------
                                                                                           $   6,226,411
--------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%
--------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR (l)                                                     48,350      $   2,082,435
--------------------------------------------------------------------------------------------------------
Network & Telecom - 6.4%
--------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                       134,030      $   2,617,606
Juniper Networks, Inc. (l)(n)                                                 145,190          2,321,588
NICE Systems Ltd., ADR (n)                                                     75,780          2,132,449
Nortel Networks Corp. (n)                                                     497,280          1,113,907
TomTom N.V. (n)                                                                25,020            972,795
--------------------------------------------------------------------------------------------------------
                                                                                           $   9,158,345
--------------------------------------------------------------------------------------------------------
Oil Services - 3.6%
--------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                            42,435      $   2,450,621
National-Oilwell Varco, Inc. (n)                                               14,160            896,611
Noble Corp. (l)                                                                24,140          1,796,499
--------------------------------------------------------------------------------------------------------
                                                                                           $   5,143,731
--------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.1%
--------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                38,770      $   2,142,818
Endo Pharmaceuticals Holdings, Inc. (n)                                        36,640          1,208,387
Johnson & Johnson                                                              79,980          4,792,402
Wyeth                                                                         108,533          4,819,951
--------------------------------------------------------------------------------------------------------
                                                                                           $  12,963,558
--------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
--------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                  24,600      $   1,328,400
--------------------------------------------------------------------------------------------------------
Specialty Stores - 5.5%
--------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                       67,730      $   1,957,397
CarMax, Inc. (l)(n)                                                            57,350          2,033,631
PetSmart, Inc.                                                                 75,930          1,943,808
Urban Outfitters, Inc. (l)(n)                                                 104,370          1,825,431
--------------------------------------------------------------------------------------------------------
                                                                                           $   7,760,267
--------------------------------------------------------------------------------------------------------
Tobacco - 2.1%
--------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                             39,660      $   2,912,234
--------------------------------------------------------------------------------------------------------
Trucking - 1.7%
--------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                    20,670      $   2,415,496
--------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.4%
--------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                               26,630      $   1,451,868
NRG Energy, Inc. (l)(n)                                                        41,580          2,003,324
--------------------------------------------------------------------------------------------------------
                                                                                           $   3,455,192
--------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $139,900,209)                                      $ 140,649,317
--------------------------------------------------------------------------------------------------------
Warrants - 0.0%
--------------------------------------------------------------------------------------------------------
                                               STRIKE        FIRST
ISSUER                                          PRICE     EXERCISE
--------------------------------------------------------------------------------------------------------
Aerospace - 0.0%
--------------------------------------------------------------------------------------------------------
Raytheon Co. (n) (Identified Cost, $2,029)     $37.50       6/16/06               167      $       2,113
--------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.7%
--------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06,
at Amortized Cost and Value (y)                                            $2,353,000      $   2,352,311
--------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 18.5%
--------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value  26,273,977      $  26,273,977
--------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $168,528,526)                                        $ 169,277,718
--------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (19.2)%                                                     (27,210,017)
--------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                      $ 142,067,701
--------------------------------------------------------------------------------------------------------
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt
GDR Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $25,682,460 of securities on loan
(identified cost, $168,528,526)                                                          $169,277,718
Cash                                                                                              743
Receivable for investments sold                                                             1,974,185
Receivable for series shares sold                                                               5,468
Interest and dividends receivable                                                             111,157
Receivable from investment adviser                                                              5,388
Other assets                                                                                    2,059
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $171,376,718
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $2,708,658
Payable for series shares reacquired                                                          232,168
Collateral for securities loaned, at value                                                 26,273,977
Payable to affiliates
  Management fee                                                                                2,923
  Shareholder servicing costs                                                                     249
  Distribution fees                                                                                99
  Administrative services fee                                                                      96
Accrued expenses and other liabilities                                                         90,847
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $29,309,017
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $142,067,701
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $195,585,489
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                             750,819
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (54,539,241)
Undistributed net investment income                                                           270,634
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $142,067,701
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          10,243,438
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $127,609,531
  Shares outstanding                                                                        9,196,351
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $13.88
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $14,458,170
  Shares outstanding                                                                        1,047,087
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $13.81
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                    $864,315
  Interest                                                                                      107,630
  Foreign taxes withheld                                                                        (15,307)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $956,638
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $559,625
  Distribution fees                                                                              19,186
  Shareholder servicing costs                                                                    26,438
  Administrative services fee                                                                    15,606
  Independent trustees' compensation                                                              2,425
  Custodian fee                                                                                  29,952
  Shareholder communications                                                                     25,265
  Auditing fees                                                                                  20,652
  Legal fees                                                                                      2,268
  Miscellaneous                                                                                   8,304
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $709,721
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (3,772)
  Reduction of expenses by investment adviser                                                   (20,418)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $685,531
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $271,107
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                    $9,837,426
  Foreign currency transactions                                                                  (8,287)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $9,829,139
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(7,242,234)
  Translation of assets and liabilities in foreign currencies                                     1,232
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(7,241,002)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                        $2,588,137
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $2,859,244
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $271,107                $628,434
Net realized gain (loss) on investments and foreign currency transactions                   9,829,139              14,664,826
Net unrealized gain (loss) on investments and foreign currency translation                 (7,241,002)            (13,131,383)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $2,859,244              $2,161,877
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                             $(600,199)            $(1,107,324)
  Service Class                                                                               (26,516)                (97,889)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                $(626,715)            $(1,205,213)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(13,232,322)           $(24,343,203)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(10,999,793)           $(23,386,539)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    153,067,494             176,454,033
At end of period (including undistributed net investment income of $270,634 and
$626,242, respectively)                                                                  $142,067,701            $153,067,494
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/06          2005         2004         2003         2002         2001
                                                    (UNAUDITED)

Net asset value, beginning of period                  $13.69        $13.57       $12.11        $9.53       $13.55       $19.26
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $0.03         $0.06        $0.09        $0.05        $0.02        $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                        0.22          0.16         1.41         2.55        (4.03)       (4.32)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.25         $0.22        $1.50        $2.60       $(4.01)      $(4.31)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.06)       $(0.10)      $(0.04)      $(0.02)      $(0.01)      $(0.00)(w)
From net realized gain on investments and foreign
currency transactions                                     --            --           --           --           --        (1.40)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.06)       $(0.10)      $(0.04)      $(0.02)      $(0.01)      $(1.40)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $13.88        $13.69       $13.57       $12.11        $9.53       $13.55
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              1.84(n)       1.69        12.46(b)     27.39       (29.69)      (23.48)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  0.93(a)       0.98         0.88         0.94         0.93         0.96
Expenses after expense reductions (f)                   0.90(a)       0.90         0.90(e)      0.90         0.90         0.91
Net investment income                                   0.39(a)       0.42         0.74         0.45         0.21         0.06
Portfolio turnover                                        59            93           76           65          105          102
Net assets at end of period (000 Omitted)           $127,610      $137,244     $158,082     $150,436     $105,323     $163,014
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                          SIX MONTHS                       YEARS ENDED 12/31
                                                            ENDED       -------------------------------------------------------
                                                           6/30/06         2005        2004        2003        2002        2001
                                                         (UNAUDITED)

Net asset value, beginning of period                        $13.60       $13.48      $12.05       $9.48      $13.51      $19.24
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                             $0.01        $0.02       $0.07       $0.02       $0.00(w)   $(0.02)
Net realized and unrealized gain (loss) on investments
and foreign currency                                          0.22         0.17        1.38        2.55       (4.03)      (4.31)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.23        $0.19       $1.45       $2.57      $(4.03)     $(4.33)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.02)      $(0.07)     $(0.02)        $--         $--         $--
From net realized gain on investments and foreign
currency transactions                                           --           --          --          --          --       (1.40)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.02)      $(0.07)     $(0.02)        $--         $--      $(1.40)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $13.81       $13.60      $13.48      $12.05       $9.48      $13.51
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                    1.72(n)      1.46       12.09(b)    27.11      (29.83)     (23.68)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.18(a)      1.23        1.13        1.19        1.16        1.16
Expenses after expense reductions (f)                         1.15(a)      1.15        1.15(e)     1.15        1.13        1.11
Net investment income (loss)                                  0.14(a)      0.17        0.54        0.20       (0.01)      (0.14)
Portfolio turnover                                              59           93          76          65         105         102
Net assets at end of period (000 Omitted)                  $14,458      $15,823     $18,372     $12,214      $7,992     $11,197
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Capital Opportunities Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 42 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                12/31/05              12/31/04
Ordinary income (including any
short-term capital gains)                     $1,205,213              $578,041

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF JUNE 30, 2006
              Cost of investments                      $169,900,763
              -----------------------------------------------------
              Gross appreciation                         $6,669,854
              Gross depreciation                         (7,292,899)
              -----------------------------------------------------
              Net unrealized appreciation (depreciation)  $(623,045)

              AS OF DECEMBER 31, 2005
              Undistributed ordinary income                $626,242
              Capital loss carryforwards                (62,932,109)
              Other temporary differences                   (63,639)
              Net unrealized appreciation
              (depreciation)                              6,619,189

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the series had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

                    December 31, 2009                  $(13,180,764)
                    December 31, 2010                   (49,751,345)
                    -----------------------------------------------
                                                       $(62,932,109)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue until May 1, 2007. For the six months ended June 30, 2006, this reduction amounted to $19,956 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $26,116, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $161.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0209% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $629. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $462, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $86,274,660 and $94,027,257, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                                           6/30/06                         12/31/05
                                                                  SHARES           AMOUNT          SHARES           AMOUNT

Shares sold
  Initial Class                                                     211,092        $2,972,701        625,745        $8,261,371
  Service Class                                                      24,452           342,754        180,173         2,359,324
------------------------------------------------------------------------------------------------------------------------------
                                                                    235,544        $3,315,455        805,918       $10,620,695

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                      42,477          $600,199         88,515        $1,107,324
  Service Class                                                       1,886            26,516          7,863            97,889
------------------------------------------------------------------------------------------------------------------------------
                                                                     44,363          $626,715         96,378        $1,205,213

Shares reacquired
  Initial Class                                                  (1,083,064)     $(15,185,779)    (2,339,344)     $(31,053,174)
  Service Class                                                    (142,584)       (1,988,713)      (387,149)       (5,115,937)
------------------------------------------------------------------------------------------------------------------------------
                                                                 (1,225,648)     $(17,174,492)    (2,726,493)     $(36,169,111)

Net change
  Initial Class                                                    (829,495)     $(11,612,879)    (1,625,084)     $(21,684,479)
  Service Class                                                    (116,246)       (1,619,443)      (199,113)       (2,658,724)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (945,741)     $(13,232,322)    (1,824,197)     $(24,343,203)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $480 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information           Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information           1-800-225-2606         8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576         9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Share prices, account         1-800-MFS-TALK
balances exchanges            (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks    touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VVS-SEM 8/06 27M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) GLOBAL EQUITY SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) GLOBAL EQUITY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.8%
              Cash & Other Net Assets                     2.2%

              TOP TEN HOLDINGS

              Nestle S.A.                                 3.3%
              ------------------------------------------------
              Reckitt Benckiser PLC                       3.3%
              ------------------------------------------------
              Johnson & Johnson                           3.3%
              ------------------------------------------------
              Roche Holding AG                            2.3%
              ------------------------------------------------
              American Express Co.                        2.2%
              ------------------------------------------------
              L'Air Liquide S.A., Bearer Shares           2.2%
              ------------------------------------------------
              Sanofi-Aventis                              2.1%
              ------------------------------------------------
              Schneider Electric S.A.                     2.0%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                1.9%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.2%
              ------------------------------------------------
              Health Care                                17.0%
              ------------------------------------------------
              Consumer Staples                           14.9%
              ------------------------------------------------
              Technology                                  9.3%
              ------------------------------------------------
              Retailing                                   6.9%
              ------------------------------------------------
              Basic Materials                             6.3%
              ------------------------------------------------
              Leisure                                     5.9%
              ------------------------------------------------
              Energy                                      4.9%
              ------------------------------------------------
              Utilities & Communications                  4.0%
              ------------------------------------------------
              Autos & Housing                             4.0%
              ------------------------------------------------
              Industrial Goods & Services                 2.5%
              ------------------------------------------------
              Special Products & Services                 1.4%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              38.1%
              ------------------------------------------------
              France                                     14.9%
              ------------------------------------------------
              United Kingdom                             13.5%
              ------------------------------------------------
              Switzerland                                 9.8%
              ------------------------------------------------
              Japan                                       8.0%
              ------------------------------------------------
              Germany                                     2.6%
              ------------------------------------------------
              Spain                                       2.3%
              ------------------------------------------------
              Italy                                       2.2%
              ------------------------------------------------
              South Korea                                 1.9%
              ------------------------------------------------
              Other Countries                             6.7%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/06-
Class                       Ratio       1/01/06         6/30/06        6/30/06
--------------------------------------------------------------------------------
         Actual            1.15%       $1,000.00      $1,091.10          $5.96
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)   1.15%       $1,000.00      $1,019.09          $5.76
--------------------------------------------------------------------------------
         Actual            1.40%       $1,000.00      $1,089.50          $7.25
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)   1.40%       $1,000.00      $1,017.85          $7.00
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your portfolio. It is categorized by broad-based asset classes.

Common Stocks - 97.8%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR ($)       VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.9%
-------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (n)                                                                        11,145     $   399,435
Walt Disney Co.                                                                              26,150         784,500
WPP Group PLC                                                                                41,470         501,451
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,685,386
-------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.7%
-------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                   45,379     $   762,504
Pernod Ricard S.A. (l)                                                                        2,010         398,332
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,160,836
-------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.1%
-------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                                          6,930     $   687,563
NIKE, Inc., "B"                                                                               7,930         642,330
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,329,893
-------------------------------------------------------------------------------------------------------------------
Automotive - 4.0%
-------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                   6,780     $   338,594
Bridgestone Corp. (l)                                                                        15,500         298,559
Harley-Davidson, Inc. (l)                                                                     9,430         517,613
Toyota Motor Corp.                                                                           10,300         538,956
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,693,722
-------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.3%
-------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                         17,760     $   945,187
Banco Bilbao Vizcaya Argentaria S.A. (l)                                                     23,280         478,615
Bangkok Bank Public Co. Ltd.                                                                 69,200         192,424
Bank of New York Co., Inc.                                                                   20,420         657,524
Credit Agricole S.A. (l)                                                                     13,220         502,847
Erste Bank der Oesterreichischen Sparkassen AG (l)                                            3,400         191,271
PT Bank Central Asia Tbk                                                                    338,000         149,606
Shinsei Bank Ltd.                                                                            46,000         291,330
Svenska Handelsbanken AB, "A"                                                                 6,600         170,083
UBS AG                                                                                        7,513         822,569
UniCredito Italiano S.p.A. (l)                                                               55,310         432,998
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 4,834,454
-------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.4%
-------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                                             1,130     $   113,748
Amgen, Inc. (n)                                                                               7,580         494,443
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $   608,191
-------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                     4,660     $   701,004
Julius Baer Holding Ltd. (l)                                                                  4,361         378,412
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,079,416
-------------------------------------------------------------------------------------------------------------------
Business Services - 1.4%
-------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                          12,840     $   363,629
DST Systems, Inc. (n)                                                                         3,770         224,315
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $   587,944
-------------------------------------------------------------------------------------------------------------------
Chemicals - 2.2%
-------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                        8,700     $   702,699
Bayer AG                                                                                      4,800         220,565
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $   923,264
-------------------------------------------------------------------------------------------------------------------
Computer Software - 1.1%
-------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                             30,980     $   448,900
-------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
-------------------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                               14,290     $   348,819
-------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 7.7%
-------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                            9,120     $   444,326
Estee Lauder Cos., Inc., "A"                                                                  7,960         307,813
Kao Corp.                                                                                    14,000         366,281
L'Oreal S.A. (l)                                                                              4,120         389,014
Procter & Gamble Co.                                                                          7,039         391,368
Reckitt Benckiser PLC                                                                        37,270       1,390,898
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 3,289,700
-------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.5%
-------------------------------------------------------------------------------------------------------------------
Legrand S.A                                                                                   7,270     $   204,491
Schneider Electric S.A. (l)                                                                   8,350         870,085
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,074,576
-------------------------------------------------------------------------------------------------------------------
Electronics - 6.4%
-------------------------------------------------------------------------------------------------------------------
Canon, Inc. (l)                                                                              11,100     $   543,970
Intel Corp.                                                                                  33,310         631,225
Nintendo Co. Ltd.                                                                             1,200         201,267
OMRON Corp.                                                                                   8,500         216,445
Ricoh Co. Ltd.                                                                               17,000         333,392
Samsung Electronics Co. Ltd.                                                                  1,300         826,245
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 2,752,544
-------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.9%
-------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                       34,147     $   397,761
Chevron Corp.                                                                                 8,700         539,922
Exxon Mobil Corp.                                                                             7,630         468,101
TOTAL S.A                                                                                    10,500         690,705
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 2,096,489
-------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.4%
-------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                    95,458     $   589,038
-------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 4.5%
-------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                           3,980     $   205,607
Nestle S.A                                                                                    4,451       1,396,506
PepsiCo, Inc.                                                                                 5,390         323,616
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,925,729
-------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
-------------------------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                                                45,989     $   346,231
William Hill Organization Ltd.                                                               45,160         522,708
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $   868,939
-------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.2%
-------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        10,930     $   526,498
-------------------------------------------------------------------------------------------------------------------
Insurance - 6.4%
-------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A                                                                 13,430     $   488,856
AXA (l)                                                                                      23,320         765,073
Genworth Financial, Inc., "A"                                                                12,430         433,061
Lincoln National Corp.                                                                        5,490         309,856
QBE Insurance Group Ltd. (l)                                                                 16,984         258,849
Swiss Reinsurance Co.                                                                         7,050         492,215
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 2,747,910
-------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.8%
-------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                  5,070     $   307,242
Fisher Scientific International, Inc. (n)                                                     8,190         598,280
Medtronic, Inc.                                                                              11,140         522,689
Smith & Nephew PLC                                                                           28,730         221,073
Waters Corp. (n)                                                                              9,380         416,472
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 2,065,756
-------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                           47,000     $   221,297
-------------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.0%
-------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                                         128,380     $   424,470
-------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.8%
-------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                              12,990     $   717,957
GlaxoSmithKline PLC                                                                          24,390         680,865
Johnson & Johnson                                                                            23,050       1,381,156
Roche Holding AG                                                                              5,920         977,557
Sanofi-Aventis (l)                                                                            8,950         873,103
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 4,630,638
-------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
-------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                 4,944     $   216,300
-------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 4.1%
-------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                                                     30,000     $   380,258
L'Air Liquide S.A., Bearer Shares (l)                                                         4,797         934,087
Praxair, Inc.                                                                                 7,980         430,920
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,745,265
-------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
-------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                         27,500     $   224,491
NEXT PLC                                                                                     10,250         309,050
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $   533,541
-------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
-------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (n)                                         114,000     $   183,482
-------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.7%
-------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                           176,000     $   282,356
-------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.4%
-------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                       4,580     $   527,135
Iberdrola S.A. (l)                                                                           13,940         479,973
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 1,007,108
-------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $36,435,264)                                                    $41,882,461
-------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.5%
-------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06, at Amortized Cost and Value (y)      $  655,000     $   654,808
-------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 14.7%
-------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                 6,309,950     $ 6,309,950
-------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $43,400,022)                                                      $48,847,219
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (14.0)%                                                                 (6,004,890)
-------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                   $42,842,329
-------------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $6,023,114 of securities on loan
(identified cost, $43,400,022)                                             $48,847,219
Cash                                                                               975
Foreign currency, at value (identified cost, $86,302)                           87,668
Receivable for series shares sold                                              429,095
Interest and dividends receivable                                               42,774
Receivable from investment adviser                                              11,880
Other assets                                                                       696
-------------------------------------------------------------------------------------------------------
Total assets                                                                                $49,420,307
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for investments purchased                                             $138,035
Payable for series shares reacquired                                            75,672
Collateral for securities loaned, at value (c)                               6,309,950
Payable to affiliates
  Management fee                                                                 1,155
  Shareholder servicing costs                                                       83
  Distribution fees                                                                  1
  Administrative services fee                                                       48
Accrued expenses and other liabilities                                          53,034
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $6,577,978
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $42,842,329
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                            $34,676,520
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                  5,448,592
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                1,916,588
Undistributed net investment income                                            800,629
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $42,842,329
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     3,161,606
-------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                               $42,753,824
  Shares outstanding                                                         3,155,094
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $13.55
-------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                   $88,505
  Shares outstanding                                                             6,512
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $13.59
-------------------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                      $1,037,481
  Interest                                                                           37,948
  Foreign taxes withheld                                                            (49,701)
-----------------------------------------------------------------------------------------------------------
Total investment income                                                                          $1,025,728
-----------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                   $195,397
  Distribution fees                                                                      87
  Shareholder servicing costs                                                         6,981
  Administrative services fee                                                         7,843
  Independent trustees' compensation                                                    626
  Custodian fee                                                                      31,537
  Shareholder communications                                                         15,452
  Auditing fees                                                                      20,339
  Legal fees                                                                            837
  Miscellaneous                                                                       5,910
-----------------------------------------------------------------------------------------------------------
Total expenses                                                                                     $285,009
-----------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                               (958)
  Reduction of expenses by investment adviser                                     (60,188)
-----------------------------------------------------------------------------------------------------------
Net expenses                                                                                       $223,863
-----------------------------------------------------------------------------------------------------------
Net investment income                                                                              $801,865
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $42 country tax)                               $1,992,036
  Foreign currency transactions                                                      (5,325)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                        $1,986,711
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                      $471,465
  Translation of assets and liabilities in foreign currencies                         1,541
-----------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                         $473,006
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                      $2,459,717
-----------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                             $3,261,582
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                                              6/30/06        12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $801,865        $231,391
Net realized gain (loss) on investments and foreign currency transactions                  1,986,711       3,132,902
Net unrealized gain (loss) on investments and foreign currency translation                   473,006        (824,554)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $3,261,582      $2,539,739
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                            $(206,390)      $(118,876)
  Service Class                                                                                 (284)             (1)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                           (3,069,259)       (599,605)
  Service Class                                                                               (5,453)             (4)
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(3,281,386)      $(718,486)
--------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $7,390,615      $1,667,508
--------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $7,370,811      $3,488,761
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    35,471,518      31,982,757
At end of period (including undistributed net investment income of
$800,629 and $205,438, respectively)                                                     $42,842,329     $35,471,518
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       -------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $13.49         $12.80      $10.86          $8.50        $9.69       $10.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.28          $0.09       $0.06          $0.06        $0.05        $0.04
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.95           0.86        1.92           2.30        (1.20)       (1.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.23          $0.95       $1.98          $2.36       $(1.15)      $(1.07)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.07)        $(0.04)     $(0.04)        $(0.00)(w)   $(0.04)      $(0.03)
From net realized gain on investments and
foreign currency transactions                           (1.10)         (0.22)         --             --           --        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(1.17)        $(0.26)     $(0.04)        $(0.00)(w)   $(0.04)      $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $13.55         $13.49      $12.80         $10.86        $8.50        $9.69
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               9.11(n)        7.68       18.28          27.84       (11.89)       (9.95)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.46(a)        1.48        1.56           1.94         2.10         2.22
Expenses after expense reductions (f)                    1.15(a)        1.15        1.15           1.15         1.15         1.16
Net investment income                                    4.10(a)        0.68        0.53           0.63         0.54         0.44
Portfolio turnover                                         20             52          40             48          148           71
Net assets at end of period (000 Omitted)             $42,754        $35,415     $31,983        $18,212       $7,364       $5,623
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       -------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $13.53         $13.00      $10.99          $8.57        $9.72       $10.79
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.26          $0.03       $0.11          $0.13        $0.01        $0.06
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.96           0.76        1.90           2.29        (1.14)       (1.11)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.22          $0.79       $2.01          $2.42       $(1.13)      $(1.05)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.06)        $(0.04)        $--            $--       $(0.02)      $(0.01)
From net realized gain on investments and
foreign currency transactions                           (1.10)         (0.22)         --             --           --        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(1.16)        $(0.26)        $--            $--       $(0.02)      $(0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $13.59         $13.53      $13.00         $10.99        $8.57        $9.72
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               8.95(n)        6.30       18.29          28.24       (11.65)       (9.76)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.71(a)        1.73        0.60(y)        1.44(y)      2.35         2.42
Expenses after expense reductions (f)                    1.40(a)        1.40        0.19(y)        0.65(y)      1.40         1.36
Net investment income                                    3.86(a)        0.22        0.81           1.41         0.15         0.59
Portfolio turnover                                         20             52          40             48          148           71
Net assets at end of period (000 Omitted)                 $89            $56         $27            $22         $148         $168
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.
(y) Expense ratio is not in correlation with the contractual fee arrangement due to the small size of Service Class assets.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 16 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2006, the value of securities loaned was $6,023,114. These loans were collateralized by cash of $6,309,950 and non-cash U.S. Treasury obligations of $19,103.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                               12/31/05      12/31/04

           Ordinary income (including any
           short-term capital gains)           $118,877       $71,238
           Long-term capital gain               599,609            --
           ----------------------------------------------------------
           Total distributions                 $718,486       $71,238

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF JUNE 30, 2006
           Cost of investments                            $43,469,163
           ----------------------------------------------------------
           Gross appreciation                              $6,496,285
           Gross depreciation                              (1,118,229)
           ----------------------------------------------------------
           Net unrealized appreciation
           (depreciation)$5,378,056

           AS OF DECEMBER 31, 2005
           Undistributed ordinary income                     $397,835
           Undistributed long-term capital gain             2,882,068
           Other temporary differences                           (881)
           Net unrealized appreciation
           (depreciation)                                   4,906,591

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the series average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.90% of average daily net assets in excess of $1.0 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 1.00% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue until May 1, 2007. For the six months ended June 30, 2006, this reduction amounted to $60,074 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $6,839, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $71.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0401% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $150. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $114, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $12,411,671 and $7,739,433, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                          6/30/06                          12/31/05
                                                                   SHARES           AMOUNT          SHARES           AMOUNT

Shares sold
  Initial Class                                                    540,994        $7,539,732        682,366         $8,688,342
  Service Class                                                      1,940            26,352         25,966            323,525
-------------------------------------------------------------------------------------------------------------------------------
                                                                   542,934        $7,566,084        708,332         $9,011,867
Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                    240,857        $3,275,649         59,625           $718,481
  Service Class                                                        420             5,737              0(l)               5
-------------------------------------------------------------------------------------------------------------------------------
                                                                   241,277        $3,281,386         59,625           $718,486
Shares reacquired
  Initial Class                                                   (251,670)      $(3,456,800)      (615,477)       $(7,787,576)
  Service Class                                                         (4)              (55)       (21,812)          (275,269)
-------------------------------------------------------------------------------------------------------------------------------
                                                                  (251,674)      $(3,456,855)      (637,289)       $(8,062,845)
Net change
  Initial Class                                                    530,181        $7,358,581        126,514         $1,619,247
  Service Class                                                      2,356            32,034          4,154             48,261
-------------------------------------------------------------------------------------------------------------------------------
                                                                   532,537        $7,390,615        130,668         $1,667,508

(l) Less than 1 share

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $125 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information           Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information           1-800-225-2606         8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576         9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Share prices, account         1-800-MFS-TALK
balances exchanges            (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks    touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VGE-SEM 8/06 61M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) MID CAP GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              Rockwell Automation, Inc.                   2.3%
              ------------------------------------------------
              International Game Technology               2.2%
              ------------------------------------------------
              Cummins, Inc.                               1.9%
              ------------------------------------------------
              Limited Brands, Inc.                        1.9%
              ------------------------------------------------
              MGM Mirage                                  1.8%
              ------------------------------------------------
              Estee Lauder Cos., Inc., "A"                1.7%
              ------------------------------------------------
              Dentsply International, Inc.                1.7%
              ------------------------------------------------
              Advanced Medical Optics, Inc.               1.7%
              ------------------------------------------------
              BEA Systems, Inc.                           1.7%
              ------------------------------------------------
              Hess Corp.                                  1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Health Care                                16.0%
              -------------------------------------------------
              Special Products & Services                13.2%
              -------------------------------------------------
              Technology                                 12.6%
              -------------------------------------------------
              Industrial Goods & Services                 8.7%
              -------------------------------------------------
              Retailing                                   8.4%
              -------------------------------------------------
              Leisure                                     8.1%
              -------------------------------------------------
              Energy                                      8.0%
              -------------------------------------------------
              Financial Services                          7.9%
              -------------------------------------------------
              Utilities & Communications                  4.5%
              -------------------------------------------------
              Basic Materials                             3.8%
              -------------------------------------------------
              Consumer Staples                            3.5%
              -------------------------------------------------
              Autos & Housing                             2.8%
              -------------------------------------------------
              Transportation                              1.7%
              -------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------
                                                    Beginning         Ending         Expenses Paid
                                  Annualized      Account Value    Account Value   During Period (p)
Share Class                     Expense Ratio       1/01/06          6/30/06       1/01/06-6/30/06
----------------------------------------------------------------------------------------------------
               Actual                0.88%          $1,000.00          $978.80           $4.32
Initial Class --------------------------------------------------------------------------------------
               Hypothetical (h)      0.88%          $1,000.00        $1,020.43           $4.41
----------------------------------------------------------------------------------------------------
               Actual                1.13%          $1,000.00          $978.50           $5.54
Service Class --------------------------------------------------------------------------------------
               Hypothetical (h)      1.13%          $1,000.00        $1,019.19           $5.66

----------------------------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Common Stocks - 99.2%

-------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES/PAR            VALUE ($)
-------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.2%
-------------------------------------------------------------------------------------------------------
Live Nation, Inc. (n)                                                        22,300        $    454,028
-------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
-------------------------------------------------------------------------------------------------------
AMR Corp. (l)(n)                                                            116,600        $  2,963,972
ITT Industries, Inc. (l)                                                     23,920           1,184,040
-------------------------------------------------------------------------------------------------------
                                                                                           $  4,148,012
-------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
-------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                    32,500        $  1,240,200
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.2%
-------------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                       88,090        $  3,955,241
New York Community Bancorp, Inc. (l)                                         75,800           1,251,458
-------------------------------------------------------------------------------------------------------
                                                                                           $  5,206,699
-------------------------------------------------------------------------------------------------------
Biotechnology - 4.4%
-------------------------------------------------------------------------------------------------------
Celgene Corp. (n)                                                            69,700        $  3,305,871
Gen-Probe, Inc. (n)                                                          30,650           1,654,487
ImClone Systems, Inc. (l)(n)                                                 39,880           1,540,963
Millipore Corp. (n)                                                          59,480           3,746,645
-------------------------------------------------------------------------------------------------------
                                                                                           $ 10,247,966
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.3%
-------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                    6,070        $  2,981,281
-------------------------------------------------------------------------------------------------------
Business Services - 8.9%
-------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                             102,470        $  3,750,402
Bright Horizons Family Solutions, Inc. (n)                                    6,400             241,216
CheckFree Corp. (l)(n)                                                       60,680           3,007,301
Cognizant Technology Solutions Corp., "A" (n)                                39,600           2,667,852
Corporate Executive Board Co.                                                39,040           3,911,808
Equinix, Inc. (l)(n)                                                         33,700           1,848,782
Paychex, Inc.                                                                82,600           3,219,748
TALX Corp. (l)                                                              107,490           2,350,806
-------------------------------------------------------------------------------------------------------
                                                                                           $ 20,997,915
-------------------------------------------------------------------------------------------------------
Chemicals - 1.1%
-------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                              50,500        $  2,531,060
-------------------------------------------------------------------------------------------------------
Computer Software - 2.3%
-------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. (l)(n)                                             10,500        $    379,995
BEA Systems, Inc. (n)                                                       306,200           4,008,158
Transaction Systems Architects, Inc. (n)                                     23,200             967,208
-------------------------------------------------------------------------------------------------------
                                                                                           $  5,355,361
-------------------------------------------------------------------------------------------------------
Construction - 2.8%
-------------------------------------------------------------------------------------------------------
KB Home                                                                      31,600        $  1,448,860
NVR, Inc. (n)                                                                 2,900           1,424,625
Pulte Homes, Inc.                                                           126,000           3,627,540
-------------------------------------------------------------------------------------------------------
                                                                                           $  6,501,025
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.8%
-------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                           37,400        $  1,822,128
Brink's Co.                                                                  26,660           1,503,891
Estee Lauder Cos., Inc., "A"                                                106,390           4,114,101
ITT Educational Services, Inc. (n)                                           59,040           3,885,422
Monster Worldwide, Inc. (n)                                                  72,660           3,099,676
Strayer Education, Inc.                                                      15,300           1,485,936
-------------------------------------------------------------------------------------------------------
                                                                                           $ 15,911,154
-------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.8%
-------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                                                 23,600        $  1,118,168
Rockwell Automation, Inc.                                                    75,200           5,415,152
W.W. Grainger, Inc.                                                          33,380           2,511,177
-------------------------------------------------------------------------------------------------------
                                                                                           $  9,044,497
-------------------------------------------------------------------------------------------------------
Electronics - 6.0%
-------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. (n)                                                   30,400        $    287,584
Analog Devices, Inc.                                                        111,910           3,596,787
Cree, Inc. (l)(n)                                                            99,700           2,368,872
KLA-Tencor Corp.                                                             12,160             505,491
Marvell Technology Group Ltd. (n)                                            14,110             625,496
SanDisk Corp. (l)(n)                                                         36,310           1,851,084
Tessera Technologies, Inc. (l)(n)                                            55,940           1,538,350
Xilinx, Inc.                                                                150,420           3,407,013
-------------------------------------------------------------------------------------------------------
                                                                                           $ 14,180,677
-------------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
-------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (n)                                                 64,000        $  3,132,160
-------------------------------------------------------------------------------------------------------
Energy - Integrated - 1.7%
-------------------------------------------------------------------------------------------------------
Hess Corp.                                                                   75,840        $  4,008,144
-------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.0%
-------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                   70,600        $  2,269,790
-------------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.3%
-------------------------------------------------------------------------------------------------------
International Game Technology                                               137,830        $  5,229,270
MGM Mirage (n)                                                              101,300           4,133,040
Penn National Gaming, Inc. (n)                                               64,500           2,501,310
Shuffle Master, Inc. (l)(n)                                                  93,600           3,068,208
-------------------------------------------------------------------------------------------------------
                                                                                           $ 14,931,828
-------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.5%
-------------------------------------------------------------------------------------------------------
Health Net, Inc. (n)                                                         26,500        $  1,197,005
-------------------------------------------------------------------------------------------------------
Insurance - 4.0%
-------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                     46,300        $  2,342,317
Ameriprise Financial, Inc.                                                    7,900             352,893
First American Corp.                                                         15,100             638,277
Genworth Financial, Inc., "A"                                               106,300           3,703,492
MGIC Investment Corp.                                                        29,300           1,904,500
Zenith National Insurance Corp.                                              11,800             468,106
-------------------------------------------------------------------------------------------------------
                                                                                           $  9,409,585
-------------------------------------------------------------------------------------------------------
Internet - 0.4%
-------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (n)                                                       82,900        $    887,030
-------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.9%
-------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                    47,440        $  2,041,818
-------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.1%
-------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                37,000        $  4,523,250
Parker Hannifin Corp.                                                        10,200             791,520
Precision Castparts Corp.                                                    32,090           1,917,698
-------------------------------------------------------------------------------------------------------
                                                                                           $  7,232,468
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.5%
-------------------------------------------------------------------------------------------------------
Express Scripts, Inc. (n)                                                    28,400        $  2,037,416
IDEXX Laboratories, Inc. (n)                                                 16,700           1,254,671
VCA Antech, Inc. (n)                                                         77,700           2,480,961
-------------------------------------------------------------------------------------------------------
                                                                                           $  5,773,048
-------------------------------------------------------------------------------------------------------
Medical Equipment - 5.9%
-------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                         80,900        $  4,101,630
C.R. Bard, Inc. (l)                                                          13,460             986,080
Cytyc Corp. (n)                                                             118,292           2,999,885
DENTSPLY International, Inc.                                                 67,810           4,109,286
Immucor, Inc. (n)                                                            93,900           1,805,697
-------------------------------------------------------------------------------------------------------
                                                                                           $ 14,002,578
-------------------------------------------------------------------------------------------------------
Network & Telecom - 1.7%
-------------------------------------------------------------------------------------------------------
F5 Networks, Inc. (n)                                                        10,300        $    550,844
Harris Corp.                                                                 54,870           2,277,654
Juniper Networks, Inc. (n)                                                   80,130           1,281,279
-------------------------------------------------------------------------------------------------------
                                                                                           $  4,109,777
-------------------------------------------------------------------------------------------------------
Oil Services - 5.0%
-------------------------------------------------------------------------------------------------------
Cameron International Corp. (n)                                              59,190        $  2,827,506
GlobalSantaFe Corp.                                                          33,590           1,939,823
Grant Prideco, Inc. (n)                                                      38,200           1,709,450
National-Oilwell Varco, Inc. (n)                                             32,040           2,028,773
Smith International, Inc.                                                    76,080           3,383,278
-------------------------------------------------------------------------------------------------------
                                                                                           $ 11,888,830
-------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.2%
-------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(n)                                          297,000        $  2,987,820
Western Digital Corp. (n)                                                   115,500           2,288,055
-------------------------------------------------------------------------------------------------------
                                                                                           $  5,275,875
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.7%
-------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                               32,490        $  3,484,877
Endo Pharmaceuticals Holdings, Inc. (n)                                      57,860           1,908,223
Medicis Pharmaceutical Corp., "A" (l)                                        39,440             946,560
-------------------------------------------------------------------------------------------------------
                                                                                           $  6,339,660
-------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 1.6%
-------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"                                    67,000        $  3,712,470
-------------------------------------------------------------------------------------------------------
Real Estate - 0.4%
-------------------------------------------------------------------------------------------------------
Equity Office Properties Trust, REIT                                         26,900        $    982,119
-------------------------------------------------------------------------------------------------------
Restaurants - 0.7%
-------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                            33,100        $  1,663,937
-------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.1%
-------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                49,830        $  2,690,820
-------------------------------------------------------------------------------------------------------
Specialty Stores - 7.9%
-------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                     31,050        $    897,345
Aeropostale, Inc. (n)                                                        43,680           1,261,915
Chico's FAS, Inc. (n)                                                       129,390           3,490,942
Group 1 Automotive, Inc.                                                     56,300           3,171,942
Limited Brands, Inc.                                                        175,600           4,493,604
Payless ShoeSource, Inc. (n)                                                100,300           2,725,151
PetSmart, Inc.                                                               43,330           1,109,248
Williams-Sonoma, Inc.                                                        43,730           1,489,007
-------------------------------------------------------------------------------------------------------
                                                                                           $ 18,639,154
-------------------------------------------------------------------------------------------------------
Telephone Services - 3.1%
-------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (n)                                               114,974        $  3,577,991
Embarq Corp. (n)                                                             43,800           1,795,362
Level 3 Communications, Inc. (l)(n)                                         441,300           1,959,372
-------------------------------------------------------------------------------------------------------
                                                                                           $  7,332,725
-------------------------------------------------------------------------------------------------------
Trucking - 1.7%
-------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                 46,600        $  2,610,066
UTI Worldwide, Inc.                                                          58,630           1,479,235
-------------------------------------------------------------------------------------------------------
                                                                                           $  4,089,301
-------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.4%
-------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (n)                                                         69,030        $  3,325,865
-------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $215,323,594)                                      $233,735,862
-------------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.0%
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06,
 at Amortized Cost and Value (y)                                       $  2,261,000        $  2,260,338
-------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 18.6%
-------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
 at Cost and Net Asset Value                                             43,728,489        $ 43,728,489
-------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $261,312,421)                                        $279,724,689
-------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (18.8)%                                                    (44,195,649)
-------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                      $235,529,040
-------------------------------------------------------------------------------------------------------
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $42,636,858 of securities on loan
(identified cost, $261,312,421)                                                          $279,724,689
Cash                                                                                              963
Receivable for investments sold                                                               141,016
Receivable for series shares sold                                                              35,778
Interest and dividends receivable                                                              85,082
Other assets                                                                                    3,083
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $279,990,611
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                          $12,600
Payable for investments purchased                                                             103,000
Payable for series shares reacquired                                                          548,795
Collateral for securities loaned, at value                                                 43,728,489
Payable to affiliates
  Management fee                                                                                4,828
  Shareholder servicing costs                                                                     397
  Distribution fees                                                                               236
  Administrative services fee                                                                     144
Accrued expenses and other liabilities                                                         63,082
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $44,461,571
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $235,529,040
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $210,272,461
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          18,412,255
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                                7,265,325
Accumulated net investment loss                                                              (421,001)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $235,529,040
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          34,096,719
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $200,873,318
  Shares outstanding                                                                       29,012,466
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $6.92
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $34,655,722
  Shares outstanding                                                                        5,084,253
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $6.82
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06

NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                   $572,509
  Interest                                                                                     156,379
  Foreign taxes withheld                                                                        (2,961)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $725,927
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $947,471
  Distribution fees                                                                             47,938
  Shareholder servicing costs                                                                   44,411
  Administrative services fee                                                                   23,281
  Independent trustees' compensation                                                             5,347
  Custodian fee                                                                                 35,368
  Shareholder communications                                                                    17,143
  Auditing fees                                                                                 20,339
  Legal fees                                                                                     3,255
  Miscellaneous                                                                                  9,423
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,153,976
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (6,282)
  Reduction of expenses by investment adviser                                                     (766)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,146,928
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                 $(421,001)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $7,544,025
  Foreign currency transactions                                                                 (1,139)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $7,542,886
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(11,612,291)
  Translation of assets and liabilities in foreign currencies                                      (47)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(11,612,338)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(4,069,452)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $(4,490,453)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)

CHANGE IN NET ASSETS


FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(421,001)            $(1,113,962)
Net realized gain (loss) on investments and foreign currency transactions                   7,542,886              16,003,547
Net unrealized gain (loss) on investments and foreign currency translation                (11,612,338)             (8,135,398)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $(4,490,453)             $6,754,187
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                           $(6,916,627)                    $--
  Service Class                                                                            (1,250,955)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(8,167,582)                    $--
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $(8,693,555)           $(20,914,417)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(21,351,590)           $(14,160,230)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    256,880,630             271,040,860
At end of period (including accumulated net investment loss of $421,001
and $0, respectively)                                                                    $235,529,040            $256,880,630
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                   SIX MONTHS                         YEARS ENDED 12/31
                                                      ENDED       ----------------------------------------------------------
                                                     6/30/06          2005         2004         2003        2002        2001
                                                   (UNAUDITED)

Net asset value, beginning of period                   $7.30         $7.08        $6.18        $4.51       $7.94       $9.74
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                               $(0.01)       $(0.03)      $(0.04)      $(0.02)     $(0.02)     $(0.02)
Net realized and unrealized gain (loss) on
investments and foreign currency                       (0.13)         0.25         0.94         1.69       (3.41)      (1.68)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $(0.14)        $0.22        $0.90        $1.67      $(3.43)     $(1.70)
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                               $--           $--          $--          $--         $--      $(0.00)(w)
From net realized gain on investments and foreign
currency transactions                                  (0.24)           --           --           --          --       (0.10)
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.24)          $--          $--          $--         $--      $(0.10)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $6.92         $7.30        $7.08        $6.18       $4.51       $7.94
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                             (2.12)(n)      3.11        14.56        37.03      (43.20)     (17.55)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  0.88(a)       0.92         0.87         0.91        0.91        0.96
Expenses after expense reductions (f)                   0.88(a)       0.92         0.87         0.89        0.90        0.91
Net investment loss                                    (0.30)(a)     (0.40)       (0.56)       (0.45)      (0.34)      (0.20)
Portfolio turnover                                        83            86           83           86         144         105
Net assets at end of period (000 Omitted)           $200,873      $216,765     $221,192     $165,102     $56,909     $48,453
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                          SIX MONTHS                         YEARS ENDED 12/31
                                                            ENDED       -------------------------------------------------------
                                                           6/30/06         2005        2004        2003        2002        2001
                                                         (UNAUDITED)

Net asset value, beginning of period                         $7.20        $7.00       $6.12       $4.48       $7.92       $9.72
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                     $(0.02)      $(0.04)     $(0.05)     $(0.04)     $(0.03)     $(0.03)
Net realized and unrealized gain (loss) on investments
and foreign currency                                         (0.12)        0.24        0.93        1.68       (3.41)      (1.67)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $(0.14)       $0.20       $0.88       $1.64      $(3.44)     $(1.70)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                       $(0.24)         $--         $--         $--         $--      $(0.10)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $6.82        $7.20       $7.00       $6.12       $4.48       $7.92
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                   (2.15)(n)     2.86       14.38       36.61      (43.43)     (17.63)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.13(a)      1.17        1.12        1.16        1.14        1.16
Expenses after expense reductions (f)                         1.13(a)      1.17        1.12        1.14        1.13        1.11
Net investment loss                                          (0.55)(a)    (0.66)      (0.81)      (0.70)      (0.58)      (0.32)
Portfolio turnover                                              83           86          83          86         144         105
Net assets at end of period (000 Omitted)                  $34,656      $40,116     $49,849     $46,588     $14,380     $13,929
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Growth Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 26 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The series declared no distributions for the years ended December 31, 2005 and December 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF JUNE 30, 2006

              Cost of investments                             $261,588,906
              ------------------------------------------------------------
              Gross appreciation                               $26,332,235
              Gross depreciation                                (8,196,452)
              ------------------------------------------------------------
              Net unrealized appreciation
              (depreciation)                                   $18,135,783

              AS OF DECEMBER 31, 2005

              Undistributed long-term capital gain              $8,166,506
              Other temporary differences                               34
              Net unrealized appreciation
              (depreciation)                                    29,748,074

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $44,215, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $98.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0184% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $1,030. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $766, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $206,988,502 and $217,890,815, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                                           6/30/06                         12/31/05
                                                                  SHARES            AMOUNT          SHARES           AMOUNT
Shares sold
  Initial Class                                                     989,999        $7,012,005      2,318,722       $16,003,036
  Service Class                                                     285,011         2,086,344        739,691         5,021,564
------------------------------------------------------------------------------------------------------------------------------
                                                                  1,275,010        $9,098,349      3,058,413       $21,024,600
Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                     924,682        $6,916,627             --               $--
  Service Class                                                     169,737         1,250,955             --                --
------------------------------------------------------------------------------------------------------------------------------
                                                                  1,094,419        $8,167,582             --               $--
Shares reacquired
  Initial Class                                                  (2,581,709)     $(19,077,221)    (3,874,149)     $(26,518,648)
  Service Class                                                    (940,082)       (6,882,265)    (2,289,799)      (15,420,369)
------------------------------------------------------------------------------------------------------------------------------
                                                                 (3,521,791)     $(25,959,486)    (6,163,948)     $(41,939,017)
Net change
  Initial Class                                                    (667,028)      $(5,148,589)    (1,555,427)     $(10,515,612)
  Service Class                                                    (485,334)       (3,544,966)    (1,550,108)      (10,398,805)
------------------------------------------------------------------------------------------------------------------------------
                                                                 (1,152,362)      $(8,693,555)    (3,105,535)     $(20,914,417)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $819 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VMG-SEM 8/06 4M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) NEW DISCOVERY SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) NEW DISCOVERY SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]


Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

              Common Stocks                              99.7%
              Cash & Other Net Assets                     0.3%

              TOP TEN HOLDINGS

              NICE Systems Ltd., ADR3.4%
              ------------------------------------------------
              Nuance Communications, Inc.                 1.9%
              ------------------------------------------------
              Aspect Medical Systems, Inc.                1.9%
              ------------------------------------------------
              Opsware, Inc.                               1.9%
              ------------------------------------------------
              Cyberonics, Inc.                            1.9%
              ------------------------------------------------
              Activision, Inc.                            1.7%
              ------------------------------------------------
              Strayer Education, Inc.                     1.7%
              ------------------------------------------------
              Medicis Pharmaceutical Corp., "A"           1.6%
              ------------------------------------------------
              THQ, Inc.                                   1.6%
              ------------------------------------------------
              Thoratec Corp.                              1.6%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 22.9%
              ------------------------------------------------
              Health Care                                21.3%
              ------------------------------------------------
              Special Products & Services                12.0%
              ------------------------------------------------
              Leisure                                    11.2%
              ------------------------------------------------
              Retailing                                  10.0%
              ------------------------------------------------
              Financial Services                          6.7%
              ------------------------------------------------
              Energy                                      5.0%
              ------------------------------------------------
              Industrial Goods & Services                 4.0%
              ------------------------------------------------
              Consumer Staples                            2.6%
              ------------------------------------------------
              Basic Materials                             2.3%
              ------------------------------------------------
              Utilities & Communications                  1.7%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/06-
Share Class                 Ratio      1/01/06         6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              1.01%     $1,000.00       $1,017.80         $5.05
Initial ------------------------------------------------------------------------
 Class  Hypothetical(h)     1.01%     $1,000.00       $1,019.79         $5.06
--------------------------------------------------------------------------------
        Actual              1.26%     $1,000.00       $1,016.70         $6.30
Service ------------------------------------------------------------------------
 Class  Hypothetical(h)     1.26%     $1,000.00       $1,018.55         $6.31
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06


The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Common Stocks - 99.7%
--------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
--------------------------------------------------------------------------------------------------------
Castle Brands, Inc. (n)                                                      194,430       $   1,506,834
--------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
--------------------------------------------------------------------------------------------------------
Carter's, Inc. (n)                                                           238,540       $   6,304,612
Under Armour, Inc. (n)                                                        95,030           4,050,179
--------------------------------------------------------------------------------------------------------
                                                                                           $  10,354,791
--------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.1%
--------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp, Inc. (l)                                               181,910       $   2,699,544
BankUnited Financial Corp., "A" (l)                                          186,810           5,701,441
Commerce Bancorp, Inc. (l)                                                   197,350           7,039,475
Investors Financial Services Corp. (l)                                       234,620          10,534,438
Nelnet, Inc., "A" (l)(n)                                                      49,520           2,008,036
New York Community Bancorp, Inc. (l)                                         489,580           8,082,966
Signature Bank (n)                                                           203,650           6,594,187
--------------------------------------------------------------------------------------------------------
                                                                                           $  42,660,087
--------------------------------------------------------------------------------------------------------
Biotechnology - 2.1%
--------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (n)                                                          113,920       $   6,149,402
Millipore Corp. (l)(n)                                                       129,440           8,153,426
--------------------------------------------------------------------------------------------------------
                                                                                           $  14,302,828
--------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.6%
--------------------------------------------------------------------------------------------------------
Thomas Weisel Partners Group LLC (l)(n)                                      223,790       $   4,254,248
--------------------------------------------------------------------------------------------------------
Business Services - 6.9%
--------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (l)(n)                                187,730       $   7,075,544
Corporate Executive Board Co. (l)                                             49,660           4,975,932
CoStar Group, Inc. (l)(n)                                                     86,800           5,193,244
Equinix, Inc. (l)(n)                                                         127,590           6,999,587
Euronet Worldwide, Inc. (l)(n)                                               211,520           8,116,022
Ritchie Bros. Auctioneers, Inc.                                               77,190           4,104,964
TALX Corp. (l)                                                               259,630           5,678,108
Ultimate Software Group, Inc. (l)(n)                                         307,780           5,897,065
--------------------------------------------------------------------------------------------------------
                                                                                           $  48,040,466
--------------------------------------------------------------------------------------------------------
Chemicals - 1.1%
--------------------------------------------------------------------------------------------------------
Nalco Holding Co. (n)                                                        422,610       $   7,450,614
--------------------------------------------------------------------------------------------------------
Computer Software - 7.2%
--------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A" (l)(n)                                               72,860       $   7,105,307
NAVTEQ Corp. (l)(n)                                                          137,550           6,145,734
Open Solutions, Inc. (l)(n)                                                  291,470           7,756,017
Opsware, Inc. (l)(n)                                                       1,614,880          13,306,611
TIBCO Software, Inc. (n)                                                   1,557,390          10,979,600
Witness Systems, Inc. (l)(n)                                                 252,370           5,090,303
--------------------------------------------------------------------------------------------------------
                                                                                           $  50,383,572
--------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.5%
--------------------------------------------------------------------------------------------------------
Cognex Corp. (l)                                                             379,380       $   9,875,261
MICROS Systems, Inc. (l)(n)                                                   96,220           4,202,890
Neoware Systems, Inc. (l)(n)                                                 255,420           3,139,112
--------------------------------------------------------------------------------------------------------
                                                                                           $  17,217,263
--------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 6.3%
--------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (l)(n)                                              187,965       $   8,091,893
DTS, Inc. (l)(n)                                                              96,300           1,875,924
ITT Educational Services, Inc. (n)                                           160,670          10,573,693
LoopNet, Inc. (n)                                                            226,800           4,220,748
Monster Worldwide, Inc. (n)                                                  102,940           4,391,420
PlanetOut, Inc. (n)                                                          411,570           2,880,990
Strayer Education, Inc.                                                      118,720          11,530,086
--------------------------------------------------------------------------------------------------------
                                                                                           $  43,564,754
--------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
--------------------------------------------------------------------------------------------------------
Basin Water, Inc. (n)                                                         92,180       $     923,644
MSC Industrial Direct Co., Inc., "A" (l)                                     230,550          10,967,264
--------------------------------------------------------------------------------------------------------
                                                                                           $  11,890,908
--------------------------------------------------------------------------------------------------------
Electronics - 6.6%
--------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                           4,549,690       $   9,519,288
Cree, Inc. (l)(n)                                                            314,010           7,460,878
Entegris, Inc. (l)(n)                                                        811,994           7,738,303
Kronos, Inc. (l)(n)                                                          242,740           8,789,615
Stratasys, Inc. (l)(n)                                                       188,512           5,553,564
Volterra Semiconductor Corp. (l)(n)                                          463,990           7,080,487
--------------------------------------------------------------------------------------------------------
                                                                                           $  46,142,135
--------------------------------------------------------------------------------------------------------
Energy - Independent - 1.9%
--------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. (l)(n)                                                  671,570       $   7,655,898
Forest Oil Corp. (l)(n)                                                      166,610           5,524,788
--------------------------------------------------------------------------------------------------------
                                                                                           $  13,180,686
--------------------------------------------------------------------------------------------------------
Engineering - Construction - 2.3%
--------------------------------------------------------------------------------------------------------
InfraSource Services, Inc. (l)(n)                                            402,130       $   7,322,787
Quanta Services, Inc. (l)(n)                                                 490,190           8,494,993
--------------------------------------------------------------------------------------------------------
                                                                                           $  15,817,780
--------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.2%
--------------------------------------------------------------------------------------------------------
Diamond Foods, Inc. (l)                                                      299,030       $   4,805,412
United Natural Foods, Inc. (l)(n)                                            109,850           3,627,247
--------------------------------------------------------------------------------------------------------
                                                                                           $   8,432,659
--------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.1%
--------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                                     66,900       $   4,110,336
Shuffle Master, Inc. (l)(n)                                                  238,780           7,827,208
WMS Industries, Inc. (l)(n)                                                  363,750           9,963,113
--------------------------------------------------------------------------------------------------------
                                                                                           $  21,900,657
--------------------------------------------------------------------------------------------------------
Internet - 1.2%
--------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (l)(n)                                                   727,380       $   5,804,492
Vocus, Inc. (n)                                                              173,900           2,478,075
--------------------------------------------------------------------------------------------------------
                                                                                           $   8,282,567
--------------------------------------------------------------------------------------------------------
Leisure & Toys - 4.4%
--------------------------------------------------------------------------------------------------------
Activision, Inc. (n)                                                       1,028,031       $  11,698,993
Take-Two Interactive Software, Inc. (l)(n)                                   289,970           3,091,080
THQ, Inc. (n)                                                                523,589          11,309,522
Ubisoft Entertainment S.A. (n)                                                93,200           4,504,281
--------------------------------------------------------------------------------------------------------
                                                                                           $  30,603,876
--------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 5.3%
--------------------------------------------------------------------------------------------------------
Allion Healthcare, Inc. (l)(n)                                               239,190       $   2,078,561
Healthcare Services Group, Inc. (l)                                          365,610           7,659,530
IDEXX Laboratories, Inc. (l)(n)                                               98,853           7,426,826
MWI Veterinary Supply, Inc. (l)(n)                                           234,190           8,531,542
VCA Antech, Inc. (n)                                                         118,710           3,790,410
Visicu, Inc. (n)                                                              29,440             519,616
WebMD Health Corp. (l)(n)                                                    143,120           6,769,576
--------------------------------------------------------------------------------------------------------
                                                                                           $  36,776,061
--------------------------------------------------------------------------------------------------------
Medical Equipment - 10.8%
--------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                         212,740       $  10,785,918
Aspect Medical Systems, Inc. (l)(n)                                          765,240          13,345,786
AtriCure, Inc. (l)(n)                                                        294,190           2,212,309
Conceptus, Inc. (l)(n)                                                       762,330          10,398,181
Cyberonics, Inc. (l)(n)                                                      620,180          13,222,238
Immucor, Inc. (n)                                                            269,465           5,181,812
NeuroMetrix, Inc. (l)(n)                                                      97,170           2,959,798
NxStage Medical, Inc. (l)(n)                                                  98,500             859,905
Thoratec Corp. (l)(n)                                                        814,640          11,299,053
Ventana Medical Systems, Inc. (l)(n)                                         103,460           4,881,243
--------------------------------------------------------------------------------------------------------
                                                                                           $  75,146,243
--------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
--------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                           108,440       $   4,046,667
--------------------------------------------------------------------------------------------------------
Network & Telecom - 3.4%
--------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (n)                                                   835,900       $  23,522,226
--------------------------------------------------------------------------------------------------------
Oil Services - 3.1%
--------------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc. (l)(n)                                                 107,020       $   5,308,192
Dresser-Rand Group, Inc. (n)                                                 358,990           8,429,085
Natural Gas Services Group, Inc. (l)(n)                                      246,850           3,695,345
Universal Compression Holdings, Inc. (n)                                      70,370           4,431,199
--------------------------------------------------------------------------------------------------------
                                                                                           $  21,863,821
--------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.9%
--------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(n)                                         1,348,404       $  13,564,944
--------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.2%
--------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. (n)                                           468,680       $   3,646,330
Endo Pharmaceuticals Holdings, Inc. (n)                                      224,710           7,410,936
Medicis Pharmaceutical Corp., "A" (l)                                        476,800          11,443,200
--------------------------------------------------------------------------------------------------------
                                                                                           $  22,500,466
--------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
--------------------------------------------------------------------------------------------------------
Morningstar, Inc. (l)(n)                                                      85,880       $   3,562,302
Playboy Enterprises, Inc., "B" (l)(n)                                        258,620           2,581,028
--------------------------------------------------------------------------------------------------------
                                                                                           $   6,143,330
--------------------------------------------------------------------------------------------------------
Restaurants - 2.8%
--------------------------------------------------------------------------------------------------------
Peet's Coffee & Tea, Inc. (l)(n)                                              77,120       $   2,328,253
Red Robin Gourmet Burgers, Inc. (l)(n)                                       219,230           9,330,429
Texas Roadhouse, Inc. (l)(n)                                                 567,120           7,667,462
--------------------------------------------------------------------------------------------------------
                                                                                           $  19,326,144
--------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.6%
--------------------------------------------------------------------------------------------------------
NuCO2, Inc. (l)(n)                                                           172,490       $   4,146,660
--------------------------------------------------------------------------------------------------------
Specialty Stores - 8.5%
--------------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (l)(n)                                        601,020       $   9,802,636
Aeropostale, Inc. (l)(n)                                                     242,460           7,004,669
CarMax, Inc. (n)                                                             135,900           4,819,014
Celebrate Express, Inc. (n)                                                  171,460           2,230,695
Citi Trends, Inc. (n)                                                         66,540           2,840,593
Hibbett Sporting Goods, Inc. (l)(n)                                          217,220           5,191,558
Monro Muffler Brake, Inc. (l)                                                158,350           5,155,876
Rent-A-Center, Inc. (l)(n)                                                   269,270           6,694,052
Stage Stores, Inc. (l)                                                       184,280           6,081,240
Urban Outfitters, Inc. (l)(n)                                                530,810           9,283,867
--------------------------------------------------------------------------------------------------------
                                                                                           $  59,104,200
--------------------------------------------------------------------------------------------------------
Telephone Services - 1.7%
--------------------------------------------------------------------------------------------------------
Global Crossing Ltd. (l)(n)                                                  157,090       $   2,791,489
Level 3 Communications, Inc. (l)(n)                                        2,047,810           9,092,276
--------------------------------------------------------------------------------------------------------
                                                                                           $  11,883,765
--------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $654,028,747)                                      $ 694,011,252
--------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.1%
--------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06,
at Amortized Cost and Value (y)                                        $     508,000       $     507,851
--------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 20.8%
--------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                              145,049,063       $ 145,049,063
--------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $799,585,661)                                        $ 839,568,166
--------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (20.6)%                                                    (143,217,610)
--------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                      $ 696,350,556
--------------------------------------------------------------------------------------------------------
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $141,427,385 of securities on loan
(identified cost, $799,585,661)                                                          $839,568,166
Cash                                                                                           24,708
Receivable for investments sold                                                             5,003,988
Receivable for series shares sold                                                             449,588
Interest and dividends receivable                                                              95,683
Other assets                                                                                    7,074
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $845,149,207
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $2,260,582
Payable for series shares reacquired                                                        1,335,707
Collateral for securities loaned, at value                                                145,049,063
Payable to affiliates
  Management fee                                                                               17,018
  Shareholder servicing costs                                                                   1,182
  Distribution fees                                                                             1,928
  Administrative services fee                                                                     381
Payable for independent trustees' compensation                                                      7
Accrued expenses and other liabilities                                                        132,783
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $148,798,651
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $696,350,556
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $626,009,878
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          39,982,557
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                               33,040,021
Accumulated net investment loss                                                            (2,681,900)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $696,350,556
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          44,720,524
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $411,994,997
  Shares outstanding                                                                       26,302,798
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $15.66
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                             $284,355,559
  Shares outstanding                                                                       18,417,726
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $15.44
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/06

NET INVESTMENT LOSS
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                   $925,274
  Income on securities loaned                                                                  260,024
  Interest                                                                                     188,944
  Foreign taxes withheld                                                                        (3,850)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,370,392
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $3,285,965
  Distribution fees                                                                            377,958
  Shareholder servicing costs                                                                  128,769
  Administrative services fee                                                                   59,189
  Independent trustees' compensation                                                             9,086
  Custodian fee                                                                                 89,001
  Shareholder communications                                                                    77,663
  Auditing fees                                                                                 20,339
  Legal fees                                                                                     8,553
  Miscellaneous                                                                                 22,315
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $4,078,838
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (24,356)
  Reduction of expenses by investment adviser                                                   (2,190)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $4,052,292
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                               $(2,681,900)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $36,305,389
  Foreign currency transactions                                                                 21,967
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $36,327,356
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(19,165,971)
  Translation of assets and liabilities in foreign currencies                                       46
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(19,165,925)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $17,161,431
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $14,479,531
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)

CHANGE IN NET ASSETS


FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(2,681,900)            $(4,911,923)
Net realized gain (loss) on investments and foreign currency transactions                  36,327,356              68,550,294
Net unrealized gain (loss) on investments and foreign currency translation                (19,165,925)            (42,278,161)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $14,479,531             $21,360,210
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                           $(7,617,759)                    $--
  Service Class                                                                            (5,419,599)                     --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(13,037,358)                    $--
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $(7,680,544)           $(84,920,622)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $(6,238,371)           $(63,560,412)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    702,588,927             766,149,339
At end of period (including accumulated net investment loss of $2,681,900
and $0, respectively)                                                                    $696,350,556            $702,588,927
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/06          2005         2004         2003         2002         2001
                                                    (UNAUDITED)

Net asset value, beginning of period                   $15.65        $14.87       $13.96       $10.44       $15.27       $16.61
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                $(0.05)       $(0.09)      $(0.09)      $(0.08)      $(0.07)      $(0.09)
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.35          0.87         1.00         3.60        (4.76)       (0.74)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.30         $0.78        $0.91        $3.52       $(4.83)      $(0.83)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                  $(0.29)          $--          $--          $--          $--       $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $15.66        $15.65       $14.87       $13.96       $10.44       $15.27
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               1.78(n)       5.25         6.52        33.72       (31.63)       (5.03)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.01(a)       1.06         1.01         1.04         1.05         1.09
Expenses after expense reductions (f)                    1.01(a)       1.06         1.01         1.04         1.05         1.06
Net investment loss                                     (0.63)(a)     (0.61)       (0.67)       (0.62)       (0.56)       (0.61)
Portfolio turnover                                         55           132          134           88           90           63
Net assets at end of period (000 omitted)            $411,995      $406,190     $380,100     $290,364     $157,863     $194,098
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                    SIX MONTHS                           YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/06          2005         2004         2003         2002         2001
                                                    (UNAUDITED)

Net asset value, beginning of period                   $15.45        $14.71       $13.85       $10.38       $15.22       $16.59
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                $(0.07)       $(0.12)      $(0.13)      $(0.11)      $(0.09)      $(0.12)
Net realized and unrealized gain (loss) on
investments and foreign currency                         0.35          0.86         0.99         3.58        (4.75)       (0.75)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.28         $0.74        $0.86        $3.47       $(4.84)      $(0.87)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions                                  $(0.29)          $--          $--          $--          $--       $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $15.44        $15.45       $14.71       $13.85       $10.38       $15.22
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               1.67(n)       5.03         6.21        33.43       (31.80)       (5.25)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.26(a)       1.30         1.26         1.29         1.28         1.29
Expenses after expense reductions (f)                    1.26(a)       1.30         1.26         1.29         1.28         1.26
Net investment loss                                     (0.88)(a)     (0.86)       (0.92)       (0.88)       (0.78)       (0.82)
Portfolio turnover                                         55           132          134           88           90           63
Net assets at end of period (000 omitted)            $284,356      $296,399     $386,049     $349,012     $176,319     $124,272
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 116 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The series declared no distributions for the years ended December 31, 2005 and December 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF JUNE 30, 2006

              Cost of investments                      $802,704,705
              -----------------------------------------------------
              Gross appreciation                        $83,824,406
              Gross depreciation                        (46,960,945)
              -----------------------------------------------------
              Net unrealized appreciation
              (depreciation)                            $36,863,461

              AS OF DECEMBER 31, 2005

              Undistributed long-term capital gain      $13,034,777
              Other temporary differences                  (165,704)
              Net unrealized appreciation
              (depreciation)                             56,029,432

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.80% of average daily net assets in excess of $1 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.90% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $127,788, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $490.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0162% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $2,909. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,190, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $398,813,244 and $414,366,799, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED                     YEAR ENDED
                                                                         6/30/06                          12/31/05
                                                                SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Initial Class                                                 3,119,819       $51,325,147       6,483,379        $94,073,440
  Service Class                                                 1,001,461        16,564,356       1,816,847         26,094,823
-------------------------------------------------------------------------------------------------------------------------------
                                                                4,121,280       $67,889,503       8,300,226       $120,168,263

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                   446,527        $7,617,759              --                $--
  Service Class                                                   322,212         5,419,599              --                 --
-------------------------------------------------------------------------------------------------------------------------------
                                                                  768,739       $13,037,358              --                $--

Shares reacquired
  Initial Class                                                (3,221,457)     $(54,499,455)     (6,091,994)      $(84,217,969)
  Service Class                                                (2,094,200)      (34,107,950)     (8,866,567)      (120,870,916)
-------------------------------------------------------------------------------------------------------------------------------
                                                               (5,315,657)     $(88,607,405)    (14,958,561)     $(205,088,885)

Net change
  Initial Class                                                   344,889        $4,443,451         391,385         $9,855,471
  Service Class                                                  (770,527)      (12,123,995)     (7,049,720)       (94,776,093)
-------------------------------------------------------------------------------------------------------------------------------
                                                                 (425,638)      $(7,680,544)     (6,658,335)      $(84,920,622)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $2,442 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VND-SEM 8/06 43M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) EMERGING GROWTH SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) EMERGING GROWTH SERIES

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               9
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     14
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     18
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             18
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    18
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                                96.5%
              Cash & Other Net Assets                       3.5%

              TOP TEN HOLDINGS

              Google, Inc., "A"                             3.3%
              --------------------------------------------------
              Chicago Mercantile Exchange Holdings, Inc.    2.5%
              --------------------------------------------------
              American Tower Corp., "A"                     2.5%
              --------------------------------------------------
              First Data Corp.                              2.4%
              --------------------------------------------------
              Adobe Systems, Inc.                           2.1%
              --------------------------------------------------
              Yahoo!, Inc.                                  1.9%
              --------------------------------------------------
              Electronic Arts, Inc.                         1.9%
              --------------------------------------------------
              News Corp., "A"                               1.9%
              --------------------------------------------------
              Rockwell Automation, Inc.                     1.9%
              --------------------------------------------------
              GlobalSantaFe Corp.                           1.8%
              --------------------------------------------------

              EQUITY SECTORS

              Technology                                   20.8%
              --------------------------------------------------
              Health Care                                  14.4%
              --------------------------------------------------
              Special Products & Services                  11.7%
              --------------------------------------------------
              Leisure                                      10.9%
              --------------------------------------------------
              Financial Services                            8.1%
              --------------------------------------------------
              Energy                                        7.4%
              --------------------------------------------------
              Utilities & Communications                    5.0%
              --------------------------------------------------
              Retailing                                     4.4%
              --------------------------------------------------
              Industrial Goods & Services                   3.8%
              --------------------------------------------------
              Consumer Staples                              3.6%
              --------------------------------------------------
              Basic Materials                               2.8%
              --------------------------------------------------
              Transportation                                2.1%
              --------------------------------------------------
              Autos & Housing                               1.5%
              --------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/06-
Class                       Ratio       1/01/06         6/30/06        6/30/06
--------------------------------------------------------------------------------
         Actual            0.87%       $1,000.00        $989.00          $4.29
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)   0.87%       $1,000.00      $1,020.48          $4.36
--------------------------------------------------------------------------------
         Actual            1.12%       $1,000.00        $987.80          $5.52
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)   1.12%       $1,000.00      $1,019.24          $5.61
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Common Stocks - 96.5%
-------------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR ($)       VALUE ($)
-------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.9%
-------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR (l)                                                                357,180    $  6,897,146
News Corp., "A"                                                                             716,100      13,734,798
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 20,631,944
-------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%
-------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    85,000    $  5,390,700
-------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
-------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. (l)(n)                                                                62,200    $  3,143,588
-------------------------------------------------------------------------------------------------------------------
Automotive - 1.1%
-------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                        88,670    $  7,569,758
-------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.9%
-------------------------------------------------------------------------------------------------------------------
American Express Co. (l)                                                                    169,400    $  9,015,468
Bank of New York Co., Inc.                                                                   91,800       2,955,960
Moody's Corp. (l)                                                                            41,200       2,243,752
State Street Corp.                                                                          123,200       7,156,688
UBS AG                                                                                       64,600       7,086,620
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 28,458,488
-------------------------------------------------------------------------------------------------------------------
Biotechnology - 5.8%
-------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (l)(n)                                                                         21,700    $  2,184,361
Celgene Corp. (n)                                                                           129,580       6,145,979
Gen-Probe, Inc. (n)                                                                          71,360       3,852,013
Genzyme Corp. (n)                                                                           171,400      10,463,970
Gilead Sciences, Inc. (n)                                                                   113,890       6,737,732
ImClone Systems, Inc. (l)(n)                                                                 26,240       1,013,914
Millipore Corp. (n)                                                                         179,060      11,278,989
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 41,676,958
-------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 4.2%
-------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                                        461,800    $  7,379,564
Chicago Mercantile Exchange Holdings, Inc.                                                   36,620      17,985,913
Goldman Sachs Group, Inc.                                                                    12,120       1,823,212
IntercontinentalExchange, Inc. (n)                                                           52,050       3,015,777
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 30,204,466
-------------------------------------------------------------------------------------------------------------------
Business Services - 7.6%
-------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (n)                                                                             249,680    $  9,138,288
CheckFree Corp. (n)                                                                          45,200       2,240,112
Cognizant Technology Solutions Corp., "A" (n)                                               129,930       8,753,384
Corporate Executive Board Co.                                                                54,820       5,492,964
Equinix, Inc. (l)(n)                                                                         87,000       4,772,820
Euronet Worldwide, Inc. (l)(n)                                                               54,400       2,087,328
First Data Corp.                                                                            389,100      17,525,064
Getty Images, Inc. (l)(n)                                                                    37,460       2,379,085
Global Payments, Inc.                                                                        46,300       2,247,865
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 54,636,910
-------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%
-------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                136,800    $ 11,517,192
-------------------------------------------------------------------------------------------------------------------
Computer Software - 2.9%
-------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                                     488,550    $ 14,832,378
TIBCO Software, Inc. (n)                                                                    907,470       6,397,664
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 21,230,042
-------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.8%
-------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                                     30,200    $  1,725,024
MICROS Systems, Inc. (l)(n)                                                                  85,200       3,721,536
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,446,560
-------------------------------------------------------------------------------------------------------------------
Construction - 0.5%
-------------------------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                                  58,800    $  3,349,836
-------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.7%
-------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                       197,800    $ 11,848,220
DeVry, Inc. (l)(n)                                                                          109,700       2,410,109
eBay, Inc. (n)                                                                              425,700      12,468,753
ITT Educational Services, Inc. (l)(n)                                                        76,450       5,031,175
Monster Worldwide, Inc. (n)                                                                 120,570       5,143,516
Strayer Education, Inc. (l)                                                                  43,760       4,249,971
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 41,151,744
-------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%
-------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                   190,350    $ 13,707,104
W.W. Grainger, Inc.                                                                           8,800         662,024
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 14,369,128
-------------------------------------------------------------------------------------------------------------------
Electronics - 4.3%
-------------------------------------------------------------------------------------------------------------------
Cree, Inc. (l)(n)                                                                            72,900    $  1,732,104
Intel Corp.                                                                                 203,900       3,863,905
Marvell Technology Group Ltd. (l)(n)                                                        104,630       4,638,248
Samsung Electronics Co. Ltd., GDR                                                            22,420       7,045,485
SanDisk Corp. (n)                                                                           155,030       7,903,429
Xilinx, Inc.                                                                                263,700       5,972,805
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 31,155,976
-------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
-------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                          39,100    $  1,826,752
-------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.0%
-------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                  73,700    $  3,569,291
PepsiCo, Inc.                                                                               184,800      11,095,392
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 14,664,683
-------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.8%
-------------------------------------------------------------------------------------------------------------------
International Game Technology                                                               254,380    $  9,651,177
Las Vegas Sands Corp. (n)                                                                    73,370       5,712,588
Shuffle Master, Inc. (l)(n)                                                                  54,400       1,783,232
Station Casinos, Inc.                                                                        74,600       5,078,768
Wynn Resorts Ltd. (l)(n)                                                                     70,900       5,196,970
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 27,422,735
-------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.9%
-------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                                      127,000    $  7,255,510
Kohl's Corp. (n)                                                                             80,100       4,735,512
Wal-Mart de Mexico S.A. de C.V.                                                             387,722       1,067,100
Wal-Mart Stores, Inc.                                                                        14,500         698,465
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 13,756,587
-------------------------------------------------------------------------------------------------------------------
Internet - 6.0%
-------------------------------------------------------------------------------------------------------------------
Baidu.com, Inc., ADR (n)                                                                     29,800    $  2,459,394
CNET Networks, Inc. (n)                                                                     108,600         866,628
Google, Inc., "A" (n)                                                                        56,150      23,545,379
TENCENT Holdings Ltd.                                                                     1,021,000       2,142,845
Yahoo!, Inc. (n)                                                                            421,920      13,923,360
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 42,937,606
-------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 2.3%
-------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                                   320,190    $ 13,780,978
THQ, Inc. (n)                                                                               143,480       3,099,168
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 16,880,146
-------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
-------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                   6,300    $    525,987
Precision Castparts Corp.                                                                    39,100       2,336,616
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,862,603
-------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.2%
-------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                                        249,230    $ 12,635,961
Cytyc Corp. (n)                                                                             498,100      12,631,816
ResMed, Inc. (l)(n)                                                                          84,150       3,950,843
Thoratec Corp. (n)                                                                           72,100       1,000,027
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 30,218,647
-------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
-------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., ADR (l)                                                                  133,300    $  5,741,231
Companhia Vale do Rio Doce, ADR                                                             119,300       2,867,972
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  8,609,203
-------------------------------------------------------------------------------------------------------------------
Network & Telecom - 6.8%
-------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                     535,900    $ 10,466,127
Corning, Inc. (n)                                                                           211,820       5,123,926
F5 Networks, Inc. (n)                                                                        84,360       4,511,573
Juniper Networks, Inc. (n)                                                                  607,136       9,708,104
NICE Systems Ltd., ADR (n)                                                                  231,660       6,518,912
Nortel Networks Corp. (n)                                                                 2,961,800       6,634,432
QUALCOMM, Inc.                                                                              160,750       6,441,253
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 49,404,327
-------------------------------------------------------------------------------------------------------------------
Oil Services - 7.1%
-------------------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                                                    90,950    $  4,185,519
GlobalSantaFe Corp.                                                                         227,950      13,164,113
National-Oilwell Varco, Inc. (n)                                                            117,770       7,457,196
Noble Corp.                                                                                  85,180       6,339,096
Schlumberger Ltd.                                                                           200,700      13,067,577
Smith International, Inc.                                                                   137,540       6,116,404
Transocean, Inc. (n)                                                                          9,600         771,072
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 51,100,977
-------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.4%
-------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                              115,340    $ 12,371,368
GlaxoSmithKline PLC                                                                         318,200       8,882,783
Medicis Pharmaceutical Corp., "A" (l)                                                        71,200       1,708,800
Roche Holding AG                                                                             54,000       8,916,905
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 31,879,856
-------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.6%
-------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                      125,500    $  4,502,940
-------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
-------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B" (l)(n)                                                       117,390    $  1,171,552
VistaPrint Ltd. (n)                                                                          48,900       1,307,586
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  2,479,138
-------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
-------------------------------------------------------------------------------------------------------------------
CSX Corp.                                                                                    32,500    $  2,289,300
Kuehne & Nagel, Inc. AG                                                                      19,500       1,418,008
Norfolk Southern Corp.                                                                       41,400       2,203,308
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  5,910,616
-------------------------------------------------------------------------------------------------------------------
Restaurants - 1.6%
-------------------------------------------------------------------------------------------------------------------
Starbucks Corp. (n)                                                                         194,530    $  7,345,453
YUM! Brands, Inc.                                                                            82,200       4,132,194
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 11,477,647
-------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
-------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (l)(n)                                                                    118,460    $  3,422,309
Best Buy Co., Inc.                                                                          114,610       6,285,212
Chico's FAS, Inc. (n)                                                                       182,210       4,916,026
Submarino S.A.                                                                              176,300       3,541,636
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 18,165,183
-------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
-------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                        224,880    $  7,479,509
NII Holdings, Inc., "B" (n)                                                                  24,600       1,386,948
Rogers Communications, Inc., "B"                                                             59,200       2,379,231
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 11,245,688
-------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.4%
-------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (n)                                                               569,813    $ 17,732,581
AT&T, Inc.                                                                                   63,400       1,768,226
Level 3 Communications, Inc. (l)(n)                                                         626,100       2,779,884
Sprint Nextel Corp.                                                                         108,490       2,168,715
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $ 24,449,406
-------------------------------------------------------------------------------------------------------------------
Trucking - 0.9%
-------------------------------------------------------------------------------------------------------------------
DSV Builders, Inc.                                                                            7,000    $  1,169,866
FedEx Corp.                                                                                  43,800       5,118,468
-------------------------------------------------------------------------------------------------------------------
                                                                                                       $  6,288,334
-------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $657,511,217)                                                  $696,016,364
-------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.1%
-------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06, at Amortized Cost and Value (y)     $22,309,000    $ 22,302,468
-------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 9.0%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 5.3325%, dated 06/30/06, due 07/03/06, total to be received $1,560,693 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                                $ 1,560,000    $  1,560,000
-------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                63,391,083      63,391,083
-------------------------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED, AT COST AND VALUE                                            $ 64,951,083
-------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $744,764,768)                                                    $783,269,915
-------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.6)%                                                                 (61,778,162)
-------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                  $721,491,753
-------------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR   American Depository Receipt
GDR   Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
--------------------------------------------------------------------------------------------------------------
Investments, at value, including $63,525,450 of securities on loan
(identified cost, $744,764,768)                                               $783,269,915
Cash                                                                                 8,279
Receivable for investments sold                                                  9,394,631
Receivable for series shares sold                                                  224,612
Interest and dividends receivable                                                  205,101
Other assets                                                                         8,124
--------------------------------------------------------------------------------------------------------------
Total assets                                                                                      $793,110,662
--------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                               $5,221,143
Payable for series shares reacquired                                             1,223,099
Collateral for securities loaned, at value                                      64,951,083
Payable to affiliates
  Management fee                                                                    14,804
  Shareholder servicing costs                                                        1,145
  Distribution fees                                                                    218
  Administrative services fee                                                          398
Payable for independent trustees' compensation                                           9
Accrued expenses and other liabilities                                             207,010
--------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                  $71,618,909
--------------------------------------------------------------------------------------------------------------
Net assets                                                                                        $721,491,753
--------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------
Paid-in capital                                                             $1,338,177,532
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                     38,505,124
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                 (654,401,364)
Accumulated net investment loss                                                   (789,539)
--------------------------------------------------------------------------------------------------------------
Net assets                                                                                        $721,491,753
--------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                           38,153,162
--------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                  $689,453,140
  Shares outstanding                                                            36,438,891
--------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                             $18.92
--------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                   $32,038,613
  Shares outstanding                                                             1,714,271
--------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                             $18.69
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06
NET INVESTMENT LOSS
--------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                       $2,214,651
  Interest                                                                           538,251
  Foreign taxes withheld                                                            (131,758)
--------------------------------------------------------------------------------------------------------------
Total investment income                                                                             $2,621,144
--------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                  $2,932,417
  Distribution fees                                                                   41,928
  Shareholder servicing costs                                                        136,803
  Administrative services fee                                                         62,663
  Independent trustees' compensation                                                   9,327
  Custodian fee                                                                      112,979
  Shareholder communications                                                          81,880
  Auditing fees                                                                       20,652
  Legal fees                                                                           9,637
  Miscellaneous                                                                       25,188
--------------------------------------------------------------------------------------------------------------
Total expenses                                                                                      $3,433,474
--------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                               (20,408)
  Reduction of expenses by investment adviser                                         (2,383)
--------------------------------------------------------------------------------------------------------------
Net expenses                                                                                        $3,410,683
--------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                  $(789,539)
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                        $77,680,789
  Foreign currency transactions                                                      (36,196)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                          $77,644,593
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                   $(82,754,387)
  Translation of assets and liabilities in foreign currencies                            130
--------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                        $(82,754,257)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                        $(5,109,664)
--------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                               $(5,899,203)
--------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED       YEAR ENDED
                                                                                              6/30/06         12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(789,539)     $(2,328,604)
Net realized gain (loss) on investments and foreign currency transactions                  77,644,593       67,107,104
Net unrealized gain (loss) on investments and foreign currency translation                (82,754,257)       1,262,093
----------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $(5,899,203)     $66,040,593
----------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(66,385,045)   $(133,670,086)
----------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(72,284,248)    $(67,629,493)
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    793,776,001      861,405,494
At end of period (including accumulated net investment loss of
$789,539 and $0, respectively)                                                           $721,491,753     $793,776,001
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                     SIX MONTHS                            YEARS ENDED 12/31
                                                        ENDED       ---------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $19.13         $17.52      $15.51         $11.91       $17.98         $28.85
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                $(0.02)        $(0.05)     $(0.03)        $(0.03)      $(0.04)        $(0.03)
Net realized and unrealized gain (loss)
on investments and foreign currency                     (0.19)          1.66        2.04           3.63        (6.03)         (9.44)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $(0.21)         $1.61       $2.01          $3.60       $(6.07)        $(9.47)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $--            $--         $--            $--          $--         $(1.04)
From net realized gain on investments and
foreign currency transactions                              --             --          --             --           --          (0.36)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                              $--            $--         $--            $--          $--         $(1.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $18.92         $19.13      $17.52         $15.51       $11.91         $17.98
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              (1.10)(n)       9.19       12.96(b)       30.23(j)    (33.76)        (33.49)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.87(a)        0.88        0.87           0.87         0.86           0.87
Expenses after expense reductions (f)                    0.87(a)        0.88        0.87           0.87         0.86           0.87
Net investment loss                                     (0.19)(a)      (0.29)      (0.17)         (0.22)       (0.24)         (0.14)
Portfolio turnover                                         73             95          99            103          111            231
Net assets at end of period (000 Omitted)            $689,453       $761,444    $830,410       $849,718     $757,499     $1,462,469
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                     SIX MONTHS                            YEARS ENDED 12/31
                                                        ENDED       ---------------------------------------------------------------
                                                       6/30/06          2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $18.92         $17.37      $15.41         $11.86       $17.93         $28.83
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss (d)                                $(0.04)        $(0.09)     $(0.07)        $(0.06)      $(0.07)        $(0.08)
Net realized and unrealized gain (loss) on
investments and foreign currency                        (0.19)          1.64        2.03           3.61        (6.00)         (9.42)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $(0.23)         $1.55       $1.96          $3.55       $(6.07)        $(9.50)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                $--            $--         $--            $--          $--         $(1.04)
From net realized gain on investments and foreign
currency transactions                                      --             --          --             --           --          (0.36)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              $--            $--         $--            $--          $--         $(1.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $18.69         $18.92      $17.37         $15.41       $11.86         $17.93
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                              (1.22)(n)       8.92       12.72(b)       29.93(j)    (33.85)        (33.62)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.12(a)        1.13        1.12           1.12         1.09           1.07
Expenses after expense reductions (f)                    1.12(a)        1.13        1.12           1.12         1.09           1.07
Net investment loss                                     (0.44)(a)      (0.53)      (0.41)         (0.47)       (0.46)         (0.40)
Portfolio turnover                                         73             95          99            103          111            231
Net assets at end of period (000 Omitted)             $32,039        $32,332     $30,996        $27,771      $16,977        $23,303
-----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service
    Class shares total returns for the year ended December 31, 2003 would have each been lower by approximately 0.75%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 121 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses and wash sale loss deferrals.

The series declared no distributions for the years ended December 31, 2005 and December 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF JUNE 30, 2006
           Cost of investments                           $747,675,799
           ----------------------------------------------------------
           Gross appreciation                             $67,957,020
           Gross depreciation                             (32,362,904)
           ----------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                                 $35,594,116

           AS OF DECEMBER 31, 2005
           Capital loss carryforwards                   $(729,134,116)
           Other temporary differences                           (963)
           Net unrealized appreciation
           (depreciation)                                 118,348,503

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

           December 31, 2009                            $(325,256,129)
           December 31, 2010                             (403,877,987)
           ----------------------------------------------------------
                                                        $(729,134,116)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $136,846, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $373.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0160% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $3,212. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,383, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $561,754,651 and $637,715,125, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                      SIX MONTHS ENDED                     YEAR ENDED
                                                           6/30/06                          12/31/05
                                                  SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Initial Class                                  1,216,392       $23,989,682       2,340,536        $41,456,222
  Service Class                                    357,164         7,002,160         559,968          9,672,265
---------------------------------------------------------------------------------------------------------------
                                                 1,573,556       $30,991,842       2,900,504        $51,128,487
Shares reacquired
  Initial Class                                 (4,588,153)     $(90,517,267)     (9,924,403)     $(173,875,874)
  Service Class                                   (352,075)       (6,859,620)       (634,968)       (10,922,699)
---------------------------------------------------------------------------------------------------------------
                                                (4,940,228)     $(97,376,887)    (10,559,371)     $(184,798,573)
Net change
  Initial Class                                 (3,371,761)     $(66,527,585)     (7,583,867)     $(132,419,652)
  Service Class                                      5,089           142,540         (75,000)        (1,250,434)
---------------------------------------------------------------------------------------------------------------
                                                (3,366,672)     $(66,385,045)     (7,658,867)     $(133,670,086)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $2,558 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information           Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information           1-800-225-2606         8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576         9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Share prices, account         1-800-MFS-TALK
balances exchanges            (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks    touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VEG-SEM 8/06 124M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) INVESTORS GROWTH STOCK SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INVESTORS GROWTH STOCK SERIES

Objective: Seeks to provide long-term growth of capital and future income rather than current income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              92.1%
              Cash & Other Net Assets                     7.9%

              TOP TEN HOLDINGS

              General Electric Co.                        3.1%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.9%
              ------------------------------------------------
              Google, Inc., "A"                           2.5%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.4%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              Intel Corp.                                 2.2%
              ------------------------------------------------
              Procter & Gamble Co.                        2.2%
              ------------------------------------------------
              Corning, Inc.                               2.0%
              ------------------------------------------------
              First Data Corp.                            2.0%
              ------------------------------------------------
              Wyeth                                       1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Technology                                 22.2%
              ------------------------------------------------
              Health Care                                18.2%
              ------------------------------------------------
              Retailing                                  10.3%
              ------------------------------------------------
              Leisure                                     7.9%
              ------------------------------------------------
              Industrial Goods & Services                 7.8%
              ------------------------------------------------
              Financial Services                          6.6%
              ------------------------------------------------
              Special Products & Services                 5.8%
              ------------------------------------------------
              Consumer Staples                            4.5%
              ------------------------------------------------
              Energy                                      3.4%
              ------------------------------------------------
              Basic Materials                             2.3%
              ------------------------------------------------
              Transportation                              1.6%
              ------------------------------------------------
              Autos & Housing                             0.9%
              ------------------------------------------------
              Utilities & Communications                  0.6%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    1/01/06-
Class                       Ratio       1/01/06         6/30/06        6/30/06
--------------------------------------------------------------------------------
         Actual            0.87%       $1,000.00        $989.90          $4.29
Initial  -----------------------------------------------------------------------
 Class   Hypothetical(h)   0.87%       $1,000.00      $1,020.48          $4.36
--------------------------------------------------------------------------------
         Actual            1.12%       $1,000.00        $987.70          $5.52
Service  -----------------------------------------------------------------------
 Class   Hypothetical(h)   1.12%       $1,000.00      $1,019.24          $5.61
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Common Stocks - 92.1%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR ($)        VALUE ($)
--------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.1%
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                      69,640    $  1,344,748
News Corp., "A"                                                                              183,200       3,513,776
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  4,858,524
--------------------------------------------------------------------------------------------------------------------
Aerospace - 1.9%
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    134,280    $  8,516,038
--------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.4%
--------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                               80,230    $  6,498,630
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%
--------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                         49,620    $  4,236,059
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.7%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                         142,450    $  7,581,189
SLM Corp.                                                                                     91,700       4,852,764
UBS AG                                                                                        40,324       4,414,916
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 16,848,869
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 5.6%
--------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                              119,360    $  7,785,853
Celgene Corp. (n)                                                                             98,420       4,668,061
Genzyme Corp. (n)                                                                            134,730       8,225,267
Gilead Sciences, Inc. (n)                                                                     87,090       5,152,244
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 25,831,425
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.7%
--------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                                    14,980    $  7,357,427
Merrill Lynch & Co., Inc.                                                                     21,130       1,469,803
Morgan Stanley                                                                                55,900       3,533,439
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 12,360,669
--------------------------------------------------------------------------------------------------------------------
Business Services - 4.7%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                           55,750    $  1,578,840
Amdocs Ltd. (n)                                                                              209,410       7,664,406
Automatic Data Processing, Inc.                                                               25,700       1,165,495
Cintas Corp.                                                                                  55,330       2,199,921
First Data Corp.                                                                             200,700       9,039,528
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 21,648,190
--------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%
--------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                        19,630    $  1,585,515
Ecolab, Inc.                                                                                  71,030       2,882,397
Monsanto Co.                                                                                  55,880       4,704,537
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  9,172,449
--------------------------------------------------------------------------------------------------------------------
Computer Software - 4.3%
--------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (n)                                                                      193,074    $  5,861,727
Microsoft Corp.                                                                              362,590       8,448,347
Oracle Corp. (n)                                                                             375,190       5,436,503
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 19,746,577
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.4%
--------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc. (n)                                                                      64,580    $  3,688,810
Hewlett-Packard Co.                                                                          168,300       5,331,744
LG.Philips LCD Co. Ltd., ADR (l)(n)                                                           97,790       1,771,955
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 10,792,509
--------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.4%
--------------------------------------------------------------------------------------------------------------------
Textron, Inc. (l)                                                                             20,900    $  1,926,562
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.3%
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                         33,910    $  2,031,209
eBay, Inc. (n)                                                                               106,500       3,119,385
Procter & Gamble Co.                                                                         179,293       9,968,691
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 15,119,285
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 5.1%
--------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                   16,690    $  1,550,835
Danaher Corp. (l)                                                                             42,460       2,731,027
General Electric Co.                                                                         427,090      14,076,886
Rockwell Automation, Inc.                                                                     58,910       4,242,109
W.W. Grainger, Inc.                                                                           12,000         902,760
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 23,503,617
--------------------------------------------------------------------------------------------------------------------
Electronics - 5.7%
--------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                  542,890    $ 10,287,766
Marvell Technology Group Ltd. (n)                                                             93,330       4,137,319
Samsung Electronics Co. Ltd., GDR                                                             13,870       4,358,648
SanDisk Corp. (l)(n)                                                                          65,530       3,340,719
Xilinx, Inc.                                                                                 183,760       4,162,164
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 26,286,616
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
--------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                    199,450    $  6,123,115
--------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.9%
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 83,750    $  5,028,350
SYSCO Corp.                                                                                  118,200       3,612,192
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $  8,640,542
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.1%
--------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                44,480    $  1,856,595
Harrah's Entertainment, Inc.                                                                  51,070       3,635,163
International Game Technology                                                                144,710       5,490,297
Las Vegas Sands Corp. (n)                                                                     54,970       4,279,964
MGM Mirage (n)                                                                                82,400       3,361,920
Starwood Hotels & Resorts, Inc.                                                               81,120       4,894,781
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 23,518,720
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 4.2%
--------------------------------------------------------------------------------------------------------------------
Kohl's Corp. (n)                                                                              67,040    $  3,963,405
Target Corp.                                                                                  91,980       4,495,063
Wal-Mart Stores, Inc.                                                                        225,580      10,866,189
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 19,324,657
--------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.5%
--------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                      52,360    $  2,344,681
--------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%
--------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            19,040    $  1,124,312
--------------------------------------------------------------------------------------------------------------------
Internet - 3.8%
--------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (n)                                                                         27,120    $ 11,372,230
Yahoo!, Inc. (n)                                                                             188,200       6,210,600
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 17,582,830
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.7%
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (n)                                                                    181,920    $  7,829,837
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
--------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                   42,500    $  3,548,325
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.5%
--------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(n)                                                         118,680    $  6,017,076
C.R. Bard, Inc.                                                                               39,200       2,871,792
DENTSPLY International, Inc. (l)                                                              68,980       4,180,188
Medtronic, Inc.                                                                              144,350       6,772,902
St. Jude Medical, Inc. (n)                                                                    30,370         984,595
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 20,826,553
--------------------------------------------------------------------------------------------------------------------
Network & Telecom - 5.2%
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                      689,220    $ 13,460,467
Corning, Inc. (n)                                                                            381,650       9,232,114
Juniper Networks, Inc. (n)                                                                    64,480       1,031,035
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 23,723,616
--------------------------------------------------------------------------------------------------------------------
Oil Services - 3.4%
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                          108,590    $  6,271,073
Noble Corp.                                                                                   49,380       3,674,860
Transocean, Inc. (n)                                                                          14,900       1,196,768
Weatherford International Ltd. (n)                                                            87,130       4,323,391
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 15,466,092
--------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
--------------------------------------------------------------------------------------------------------------------
EMC Corp. (n)                                                                                322,080    $  3,533,218
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.6%
--------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                32,790    $  3,517,055
Eli Lilly & Co.                                                                               92,890       5,134,030
Johnson & Johnson                                                                            173,590      10,401,513
Roche Holding AG                                                                              33,130       5,470,686
Sanofi-Aventis (l)                                                                            15,700       1,531,588
Wyeth                                                                                        198,110       8,798,065
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 34,852,937
--------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
--------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                        13,010    $    692,392
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.3%
--------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                 22,430    $  1,211,220
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.4%
--------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (l)(n)                                                                      93,000    $  2,509,140
Home Depot, Inc.                                                                             122,130       4,371,033
Lowe's Cos., Inc.                                                                             34,430       2,088,868
Staples, Inc.                                                                                143,075       3,479,584
Williams-Sonoma, Inc.                                                                         91,800       3,125,790
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 15,574,415
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
--------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                                          79,130    $  2,631,864
--------------------------------------------------------------------------------------------------------------------
Trucking - 1.4%
--------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                   53,550    $  6,257,849
--------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $422,016,386)                                                   $422,153,194
--------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 7.3%
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 5.21%, dated 6/30/06, due 7/03/06, total to be received
$33,548,559 (secured by various U.S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                    $33,534,000    $ 33,534,000
--------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.4%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                 15,736,418    $ 15,736,418
--------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $471,286,804)                                                     $471,423,612
--------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.8)%                                                                  (12,900,697)
--------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                   $458,522,915
--------------------------------------------------------------------------------------------------------------------

(l) All or a portion of this security is on loan.
(n) Non-income producing security.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR   American Depository Receipt
GDR   Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value, including $15,368,490 of securities on loan
(identified cost, $471,286,804)                                             $471,423,612
Cash                                                                                 656
Receivable for investments sold                                                4,625,734
Receivable for series shares sold                                                361,741
Interest and dividends receivable                                                259,590
Other assets                                                                       4,980
----------------------------------------------------------------------------------------------------------
Total assets                                                                                  $476,676,313
----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payable for investments purchased                                             $1,937,681
Payable for series shares reacquired                                             386,631
Collateral for securities loaned, at value                                    15,736,418
Payable to affiliates
  Management fee                                                                   9,442
  Shareholder servicing costs                                                        470
  Distribution fees                                                                2,037
  Administrative services fee                                                        261
Payable for independent trustees' compensation                                        11
Accrued expenses and other liabilities                                            80,447
----------------------------------------------------------------------------------------------------------
Total liabilities                                                                             $ 18,153,398
----------------------------------------------------------------------------------------------------------
Net assets                                                                                    $458,522,915
----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------------
Paid-in capital                                                             $492,866,511
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                      137,119
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                (34,830,827)
Undistributed net investment income                                              350,112
----------------------------------------------------------------------------------------------------------
Net assets                                                                                    $458,522,915
----------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                       47,435,452
----------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                $161,551,746
  Shares outstanding                                                          16,496,786
----------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                          $9.79
----------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                $296,971,169
  Shares outstanding                                                          30,938,666
----------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                          $9.60
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06
NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                       $2,169,118
  Interest                                                                           670,366
  Foreign taxes withheld                                                             (54,920)
---------------------------------------------------------------------------------------------------------------
Total investment income                                                                              $2,784,564
---------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                  $1,792,682
  Distribution fees                                                                  382,861
  Shareholder servicing costs                                                         84,847
  Administrative services fee                                                         40,231
  Independent trustees' compensation                                                   5,617
  Custodian fee                                                                       64,019
  Shareholder communications                                                          35,909
  Auditing fees                                                                       20,339
  Legal fees                                                                           5,591
  Miscellaneous                                                                       19,406
---------------------------------------------------------------------------------------------------------------
Total expenses                                                                                       $2,451,502
---------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                               (15,616)
  Reduction of expenses by investment adviser                                         (1,434)
---------------------------------------------------------------------------------------------------------------
Net expenses                                                                                         $2,434,452
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                  $350,112
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                        $14,145,967
  Foreign currency transactions                                                          655
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                           $14,146,622
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                   $(19,921,855)
  Translation of assets and liabilities in foreign currencies                         (3,033)
---------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                         $(19,924,888)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                         $(5,778,266)
---------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                $(5,428,154)
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED      YEAR ENDED
                                                                                              6/30/06        12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                 $350,112       $(233,924)
Net realized gain (loss) on investments and foreign currency transactions                  14,146,622      41,420,706
Net unrealized gain (loss) on investments and foreign currency translation                (19,924,888)    (23,025,769)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $(5,428,154)    $18,161,013
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                                   $--       $(726,465)
  Service Class                                                                                    --        (384,042)
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                      $--     $(1,110,507)
---------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                      $(13,763,662)   $(18,063,894)
---------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(19,191,816)    $(1,013,388)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    477,714,731     478,728,119
At end of period (including undistributed net investment income of $350,112
and $0, respectively)                                                                    $458,522,915    $477,714,731
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       ------------------------------------------------------------
                                                       6/30/06         2005        2004           2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $9.90          $9.51       $8.71          $7.08        $9.77       $13.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                       $0.02          $0.01        $0.03        $0.00(w)    $(0.00)(w)     $0.01
Net realized and unrealized gain (loss) on
investments and foreign currency                       (0.13)          0.41         0.77         1.63        (2.69)        (3.14)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $(0.11)         $0.42        $0.80        $1.63       $(2.69)       $(3.13)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $--         $(0.03)         $--          $--          $--        $(0.01)
From net realized gain on investments and foreign
currency transactions                                     --             --           --           --           --         (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $--         $(0.03)         $--          $--          $--        $(0.10)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.79          $9.90        $9.51        $8.71        $7.08         $9.77
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                             (1.11)(n)       4.49         9.18(b)     23.02       (27.53)       (24.14)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  0.87(a)        0.90         0.86         0.88         0.88          0.91
Expenses after expense reductions (f)                   0.87(a)        0.90         0.86         0.88         0.88          0.92(e)
Net investment income (loss)                            0.30(a)        0.09         0.37         0.04        (0.03)         0.07
Portfolio turnover                                        45            146          144          253          214           265
Net assets at end of period (000 Omitted)           $161,552       $176,463     $217,934     $199,674     $120,593      $147,280
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                     SIX MONTHS                           YEARS ENDED 12/31
                                                        ENDED       ------------------------------------------------------------
                                                       6/30/06         2005         2004          2003         2002         2001
                                                     (UNAUDITED)
Net asset value, beginning of period                   $9.72          $9.34        $8.57         $6.99        $9.66       $12.98
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                       $0.00(w)      $(0.01)       $0.01        $(0.02)      $(0.02)      $(0.01)
Net realized and unrealized gain (loss) on
investments and foreign currency                       (0.12)          0.40         0.76          1.60        (2.65)       (3.21)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $(0.12)         $0.39        $0.77         $1.58       $(2.67)      $(3.22)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $--         $(0.01)         $--           $--          $--       $(0.01)
From net realized gain on investments and foreign
currency transactions                                     --             --           --            --           --        (0.09)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $--         $(0.01)         $--           $--          $--       $(0.10)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $9.60          $9.72        $9.34         $8.57        $6.99        $9.66
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                             (1.23)(n)       4.23         8.98(b)      22.60       (27.71)      (24.83)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 1.12(a)         1.15         1.11          1.13         1.11         1.12
Expenses after expense reductions (f)                  1.12(a)         1.15         1.11          1.13         1.11         1.13(e)
Net investment income (loss)                            0.06(a)       (0.15)        0.15         (0.21)       (0.25)       (0.15)
Portfolio turnover                                        45            146          144           253          214          265
Net assets at end of period (000 Omitted)           $296,971       $301,252     $260,794      $206,458     $123,043     $122,857
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Investors Growth Stock Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 50 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to net operating losses, and wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                                 12/31/05      12/31/04

           Ordinary income (including any
           short-term capital gains)(a)        $1,110,507           $--

(a) Included in the series' distributions from ordinary income for the year ended December 31, 2005 is $945 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF JUNE 30, 2006
           Cost of investments                             $483,055,568
           ------------------------------------------------------------
           Gross appreciation                               $12,014,052
           Gross depreciation                               (23,646,008)
           ------------------------------------------------------------
           Net unrealized appreciation (depreciation)      $(11,631,956)

           AS OF DECEMBER 31, 2005
           Capital loss carryforwards                      $(37,160,996)
           Other temporary differences                          (44,345)
           Net unrealized appreciation
           (depreciation)                                     8,289,899

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

           December 31, 2010                               $(37,160,996)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $83,659, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $94.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0168% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $1,921. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,434, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $202,923,727 and $223,271,060, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                         SIX MONTHS ENDED                    YEAR ENDED
                                                                             6/30/06                          12/31/05
                                                                     SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Initial Class                                                       603,861       $6,021,077       1,126,875       $10,580,155
  Service Class                                                     1,808,922       17,962,203       5,144,385        47,631,962
--------------------------------------------------------------------------------------------------------------------------------
                                                                    2,412,783      $23,983,280       6,271,260       $58,212,117
Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                            --              $--          82,459          $726,465
  Service Class                                                            --               --          44,347           384,042
--------------------------------------------------------------------------------------------------------------------------------
                                                                           --              $--         126,806        $1,110,507
Shares reacquired
  Initial Class                                                    (1,928,898)    $(19,303,964)     (6,304,239)     $(57,714,047)
  Service Class                                                    (1,872,006)     (18,442,978)     (2,122,307)      (19,672,471)
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (3,800,904)    $(37,746,942)     (8,426,546)     $(77,386,518)
Net change
  Initial Class                                                    (1,325,037)    $(13,282,887)     (5,094,905)     $(46,407,427)
  Service Class                                                       (63,084)        (480,775)      3,066,425        28,343,533
--------------------------------------------------------------------------------------------------------------------------------
                                                                   (1,388,121)    $(13,763,662)     (2,028,480)     $(18,063,894)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $1,554 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

    Public Reference Room
    Securities and Exchange Commission
    100 F Street, NE, Room 1580
    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information           Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information           1-800-225-2606         8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired   1-800-637-6576         9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Share prices, account         1-800-MFS-TALK
balances exchanges            (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks    touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VGS-SEM 8/06 25M

MFS(R) Variable Insurance Trust
SEMIANNUAL REPORT 6/30/06

MFS(R) RESEARCH INTERNATIONAL SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH INTERNATIONAL SERIES

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               9
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     14
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     18
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             18
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    18
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GUARANTEE   NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.7%
              Cash & Other Net Assets                     2.3%

              TOP TEN HOLDINGS

              GlaxoSmithKline PLC2.8%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                2.7%
              ------------------------------------------------
              Royal Dutch Shell PLC, "A"                  2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.3%
              ------------------------------------------------
              Nestle S.A.                                 2.1%
              ------------------------------------------------
              UBS AG                                      1.9%
              ------------------------------------------------
              E.ON AG                                     1.9%
              ------------------------------------------------
              BNP Paribas                                 1.8%
              ------------------------------------------------
              BHP Billiton PLC                            1.8%
              ------------------------------------------------
              AXA                                         1.7%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         27.5%
              ------------------------------------------------
              Utilities & Communications                 10.5%
              ------------------------------------------------
              Basic Materials                            10.0%
              ------------------------------------------------
              Energy                                      8.1%
              ------------------------------------------------
              Technology                                  8.0%
              ------------------------------------------------
              Health Care                                 7.4%
              ------------------------------------------------
              Autos & Housing                             7.1%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Retailing                                   4.8%
              ------------------------------------------------
              Leisure                                     3.8%
              ------------------------------------------------
              Special Products & Services                 1.8%
              ------------------------------------------------
              Industrial Goods & Services                 1.7%
              ------------------------------------------------
              Transportation                              0.8%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             18.1%
              ------------------------------------------------
              Japan                                      15.6%
              ------------------------------------------------
              France                                     11.0%
              ------------------------------------------------
              Switzerland                                10.6%
              ------------------------------------------------
              Germany                                     6.6%
              ------------------------------------------------
              South Korea                                 5.9%
              ------------------------------------------------
              Brazil                                      4.9%
              ------------------------------------------------
              Italy                                       4.3%
              ------------------------------------------------
              Mexico                                      3.9%
              ------------------------------------------------
              Other Countries                            19.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/06-
Share Class                 Ratio      1/01/06         6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              1.10%    $1,000.00        $1,091.30         $5.70
Initial ------------------------------------------------------------------------
 Class  Hypothetical(h)     1.10%    $1,000.00        $1,019.34         $5.51
--------------------------------------------------------------------------------
        Actual              1.35%    $1,000.00        $1,088.80         $6.99
Service ------------------------------------------------------------------------
 Class  Hypothetical(h)     1.35%    $1,000.00        $1,018.10         $6.76
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series.
It is categorized by broad-based asset classes.

Common Stocks - 97.7%

-----------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES/PAR       VALUE ($)
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.0%
-----------------------------------------------------------------------------------------------------
Antena 3 de Television S.A                                                      3,380   $      77,180
Grupo Televisa S.A., ADR                                                       13,120         253,346
Nippon Television Network Corp.                                                   810         110,170
WPP Group PLC                                                                  34,170         413,180
-----------------------------------------------------------------------------------------------------
                                                                                        $     853,876
-----------------------------------------------------------------------------------------------------
Airlines - 0.2%
-----------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR                              1,970   $      62,745
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.9%
-----------------------------------------------------------------------------------------------------
Diageo PLC                                                                     16,860   $     283,299
Grupo Modelo S.A. de C.V., "C"                                                 36,260         137,627
Pernod Ricard S.A                                                                 610         120,887
-----------------------------------------------------------------------------------------------------
                                                                                        $     541,813
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.7%
-----------------------------------------------------------------------------------------------------
Burberry Group PLC                                                             21,540   $     171,119
Li & Fung Ltd.                                                                 67,200         135,846
LVMH Moet Hennessy Louis Vuitton S.A                                            1,790         177,596
-----------------------------------------------------------------------------------------------------
                                                                                        $     484,561
-----------------------------------------------------------------------------------------------------
Automotive - 4.2%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                     5,720   $     285,658
Continental AG                                                                  2,697         275,584
Hyundai Mobis                                                                   1,830         154,887
Nissan Motor Co. Ltd.                                                          23,700         258,790
Toyota Motor Corp.                                                              3,800         198,838
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,173,757
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 22.8%
-----------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                    3,000   $      72,854
Aiful Corp.                                                                     2,500         133,435
Akbank T.A.S                                                                   43,234         207,632
Banco Bilbao Vizcaya Argentaria S.A                                            15,910         327,095
Banco Nossa Caixa S.A                                                           3,680          78,193
Barclays PLC                                                                   29,790         338,203
BNP Paribas - Ordinary                                                          5,253         502,709
Credit Agricole S.A                                                             8,770         333,583
CSU Cardsystem S.A. (n)                                                        10,810          60,669
DBS Group Holdings Ltd.                                                        25,000         285,805
DEPFA Bank PLC                                                                  3,720          61,640
Erste Bank der Oesterreichischen Sparkassen AG                                  3,902         219,512
Hana Financial Group, Inc.                                                      2,820         132,566
HSBC Holdings PLC                                                              20,900         367,401
Mitsubishi Tokyo Financial Group, Inc.                                             27         377,375
ORIX Corp.                                                                        930         227,067
OTP Bank Ltd., GDR                                                              2,890         163,285
Royal Bank of Scotland Group PLC                                               12,510         410,935
Shinhan Financial Group Co. Ltd.                                                5,440         255,157
Shinsei Bank Ltd.                                                              28,000         177,331
Sumitomo Mitsui Financial Group, Inc.                                              33         348,810
Svenska Handelsbanken AB, "A"                                                   5,600         144,313
Takefuji Corp.                                                                  2,100         125,110
UBS AG                                                                          4,939         540,752
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                                2,540         168,631
UniCredito Italiano S.p.A                                                      42,550         333,105
-----------------------------------------------------------------------------------------------------
                                                                                        $   6,393,168
-----------------------------------------------------------------------------------------------------
Biotechnology - 0.7%
-----------------------------------------------------------------------------------------------------
Actelion Ltd. (n)                                                               2,010   $     202,330
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
-----------------------------------------------------------------------------------------------------
Singapore Exchange Ltd.                                                        30,000   $      66,698
-----------------------------------------------------------------------------------------------------
Business Services - 0.7%
-----------------------------------------------------------------------------------------------------
Mitsubishi Corp.                                                                9,500   $     189,627
-----------------------------------------------------------------------------------------------------
Chemicals - 3.0%
-----------------------------------------------------------------------------------------------------
Bayer AG                                                                        8,170   $     375,420
Syngenta AG                                                                     2,290         304,049
Umicore                                                                         1,300         173,525
-----------------------------------------------------------------------------------------------------
                                                                                        $     852,994
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
-----------------------------------------------------------------------------------------------------
Capgemini S.A                                                                   3,540   $     201,998
-----------------------------------------------------------------------------------------------------
Conglomerates - 1.1%
-----------------------------------------------------------------------------------------------------
Siemens AG                                                                      3,570   $     310,518
-----------------------------------------------------------------------------------------------------
Construction - 2.9%
-----------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR (n)                                                     5,107   $     290,946
Consorcio ARA S.A. de C.V                                                       8,940          36,750
Geberit AG                                                                        152         175,609
Italcementi S.p.A                                                               9,200         150,386
Italcementi S.p.A. - Ordinary                                                   4,430         112,033
Urbi Desarrollos Urbanos S.A. de C.V. (n)                                      14,370          33,677
-----------------------------------------------------------------------------------------------------
                                                                                        $     799,401
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-----------------------------------------------------------------------------------------------------
Kao Corp.                                                                      11,000   $     287,792
Kimberly-Clark de Mexico S.A. de C.V., "A"                                     12,190          38,661
Reckitt Benckiser PLC                                                           5,350         199,660
-----------------------------------------------------------------------------------------------------
                                                                                        $     526,113
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%
-----------------------------------------------------------------------------------------------------
Schneider Electric S.A                                                          3,328   $     346,784
-----------------------------------------------------------------------------------------------------
Electronics - 5.7%
-----------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc. (n)                                               9,500   $     119,917
Nintendo Co. Ltd.                                                               1,000         167,722
Nippon Electric Glass Co. Ltd.                                                  5,000         100,240
Royal Philips Electronics N.V                                                   8,700         271,744
Samsung Electronics Co. Ltd.                                                    1,210         769,043
Taiwan Semiconductor Manufacturing Co. Ltd.                                    98,549         177,769
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,606,435
-----------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
-----------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                 1,210   $      66,832
CNOOC Ltd.                                                                    185,000         147,687
Norsk Hydro A.S.A                                                               4,925         130,478
-----------------------------------------------------------------------------------------------------
                                                                                        $     344,997
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 6.3%
-----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                   1,180   $     105,386
Royal Dutch Shell PLC, "A"                                                     21,010         706,451
Statoil A.S.A                                                                  11,010         312,018
TOTAL S.A                                                                       9,960         655,183
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,779,038
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.5%
-----------------------------------------------------------------------------------------------------
Sundrug Co. Ltd.                                                                2,600   $      63,822
Tesco PLC                                                                      58,775         362,680
-----------------------------------------------------------------------------------------------------
                                                                                        $     426,502
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.4%
-----------------------------------------------------------------------------------------------------
Nestle S.A                                                                      1,886   $     591,735
Nong Shim Co. Ltd.                                                                276          72,727
-----------------------------------------------------------------------------------------------------
                                                                                        $     664,462
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
-----------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR                                                      2,680   $     140,486
Votorantim Celulose e Papel S.A., ADR                                           8,610         134,144
-----------------------------------------------------------------------------------------------------
                                                                                        $     274,630
-----------------------------------------------------------------------------------------------------
Insurance - 3.8%
-----------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A                                                   10,290   $     374,559
AXA                                                                            14,840         486,865
Swiss Reinsurance Co.                                                           2,943         205,474
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,066,898
-----------------------------------------------------------------------------------------------------
Internet - 0.3%
-----------------------------------------------------------------------------------------------------
Universo Online S.A., IPS (n)                                                  12,700   $      73,329
-----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
-----------------------------------------------------------------------------------------------------
Capcom Co. Ltd.                                                                 7,300   $      87,492
Konami Corp.                                                                    3,100          68,377
NAMCO BANDAI Holdings, Inc.                                                     4,700          71,398
-----------------------------------------------------------------------------------------------------
                                                                                        $     227,267
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-----------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                      1,500   $     134,702
-----------------------------------------------------------------------------------------------------
Metals & Mining - 4.8%
-----------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                               25,440   $     493,034
Companhia Siderurgica Nacional S.A., ADR                                        5,340         171,948
Companhia Vale do Rio Doce, ADR                                                13,740         330,310
POSCO                                                                           1,040         278,978
Ternium S.A., ADR (n)                                                           3,120          75,410
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,349,680
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                             41,000   $     193,047
-----------------------------------------------------------------------------------------------------
Network & Telecom - 1.3%
-----------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                            84,170   $     278,296
TomTom N.V. (n)                                                                 2,100          81,649
-----------------------------------------------------------------------------------------------------
                                                                                        $     359,945
-----------------------------------------------------------------------------------------------------
Oil Services - 0.6%
-----------------------------------------------------------------------------------------------------
Saipem S.p.A                                                                    4,250   $      96,554
Vallourec S.A                                                                      49          58,890
-----------------------------------------------------------------------------------------------------
                                                                                        $     155,444
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.7%
-----------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                           8,700   $     319,196
GlaxoSmithKline PLC                                                            27,940         779,965
Novartis AG                                                                     8,980         485,723
Roche Holding AG                                                                1,870         308,789
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,893,673
-----------------------------------------------------------------------------------------------------
Real Estate - 0.7%
-----------------------------------------------------------------------------------------------------
K.K. DaVinci Advisors (n)                                                         198   $     195,449
-----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.2%
-----------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                           15,000   $     190,129
Lonza Group AG                                                                  2,140         146,612
-----------------------------------------------------------------------------------------------------
                                                                                        $     336,741
-----------------------------------------------------------------------------------------------------
Specialty Stores - 1.6%
-----------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                       7,630   $      72,057
NEXT PLC                                                                        7,410         223,420
Yamada Denki Co. Ltd.                                                           1,500         152,915
-----------------------------------------------------------------------------------------------------
                                                                                        $     448,392
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                            5,220   $     173,617
PT Indonesian Satellite Corp. Tbk                                             126,000          58,151
Rogers Communications, Inc., "B"                                                1,990          79,978
Vodafone Group PLC                                                             96,420         205,302
-----------------------------------------------------------------------------------------------------
                                                                                        $     517,048
-----------------------------------------------------------------------------------------------------
Telephone Services - 3.5%
-----------------------------------------------------------------------------------------------------
FastWeb S.p.A. (n)                                                              3,370   $     146,410
Singapore Telecommunications Ltd.                                             143,000         229,414
Telefonica S.A                                                                  4,846          80,670
Telenor A.S.A                                                                  20,580         248,656
TELUS Corp.                                                                     6,910         284,637
-----------------------------------------------------------------------------------------------------
                                                                                        $     989,787
-----------------------------------------------------------------------------------------------------
Trucking - 0.6%
-----------------------------------------------------------------------------------------------------
TNT N.V                                                                         4,850   $     173,503
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.4%
-----------------------------------------------------------------------------------------------------
E.ON AG                                                                         4,550   $     523,683
Equatorial Energia S.A., IEU (n)                                               13,660          94,646
Iberdrola S.A                                                                  10,040         345,691
Scottish Power PLC                                                              8,600          92,630
Suez S.A                                                                        4,441         184,536
-----------------------------------------------------------------------------------------------------
                                                                                        $   1,241,186
-----------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $26,863,116)                                    $  27,458,538
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.2%
-----------------------------------------------------------------------------------------------------
Tennesee Valley Authority Discount Notes, 4.95%, due 7/03/06,
at Amortized Cost and Value (y)                                         $      64,000   $      63,982
-----------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $26,927,098)                                      $  27,522,520
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.1%                                                         593,449
-----------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                   $  28,115,969
-----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
GDR  Global Depository Receipt
IEU  International Equity Unit
IPS  International Preference Stock

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $26,927,098)                                      $27,522,520
Foreign currency, at value (identified cost, $109,247)                                        109,176
Receivable for investments sold                                                               407,012
Receivable for series shares sold                                                             381,041
Interest and dividends receivable                                                              56,919
Receivable from investment adviser                                                             33,522
Other assets                                                                                      213
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $28,510,403
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                          $75,928
Payable for investments purchased                                                             224,491
Payable for series shares reacquired                                                              398
Payable to affiliates
  Management fee                                                                                  675
  Shareholder servicing costs                                                                      53
  Distribution fees                                                                                31
  Administrative services fee                                                                      48
Payable for independent trustees' compensation                                                      2
Accrued expenses and other liabilities                                                         92,808
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $394,434
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $28,115,969
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $27,053,428
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                             596,932
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                                  241,844
Undistributed net investment income                                                           223,765
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $28,115,969
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           2,189,308
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                              $23,455,014
  Shares outstanding                                                                        1,825,524
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $12.85
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                               $4,660,955
  Shares outstanding                                                                          363,784
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $12.81
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                    $360,613
  Interest                                                                                       23,156
  Foreign taxes withheld                                                                        (37,979)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $345,790
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                                $73,857
  Distribution fees                                                                               2,345
  Shareholder servicing costs                                                                     2,914
  Administrative services fee                                                                     7,072
  Independent trustees' compensation                                                                622
  Custodian fee                                                                                 122,478
  Shareholder communications                                                                     16,035
  Auditing fees                                                                                  21,677
  Legal fees                                                                                        365
  Miscellaneous                                                                                   4,056
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $251,421
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (212)
  Reduction of expenses by investment adviser                                                  (158,806)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $92,403
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $253,387
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $84 country tax)                                             $275,273
  Foreign currency transactions                                                                  (1,405)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                            $273,868
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $285 decrease in deferred country tax)                                   $(51,305)
  Translation of assets and liabilities in foreign currencies                                     1,414
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                           $(49,891)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                          $223,977
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $477,364
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06             12/31/05(c)
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $253,387                 $19,040
Net realized gain (loss) on investments and foreign currency transactions                     273,868                 172,781
Net unrealized gain (loss) on investments and foreign currency translation                    (49,891)                646,823
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $477,364                $838,644
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                              $(25,678)               $(32,181)
  Service Class                                                                                (2,487)                 (1,134)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                              (100,923)                (77,695)
  Service Class                                                                               (10,350)                 (3,019)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                $(139,438)              $(114,029)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $21,658,978              $5,394,450
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $21,996,904              $6,119,065
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      6,119,065                      --
At end of period (including undistributed net investment income of $223,765 and
accumulated distributions in excess of net investment income of $1,457)                   $28,115,969              $6,119,065
-----------------------------------------------------------------------------------------------------------------------------
(c) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost)
on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06             12/31/05(c)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $11.84                  $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                       $0.20                   $0.05
Net realized and unrealized gain (loss) on investments and foreign currency                      0.89                    2.03
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $1.09                   $2.08
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                     $(0.02)                 $(0.07)
From net realized gain on investments and foreign currency transactions                         (0.06)                  (0.17)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                   $(0.08)                 $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $12.85                  $11.84
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                                                       9.13(n)                20.85(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           3.05(a)                 4.03(a)
Expenses after expense reductions (f)                                                            1.10(a)                 1.10(a)
Net investment income                                                                            3.14(a)                 0.66(a)
Portfolio turnover                                                                                 62                      95
Net assets at end of period (000 omitted)                                                     $23,455                  $5,878
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06             12/31/05(c)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $11.83                  $10.00
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                                       $0.16                   $0.02
Net realized and unrealized gain (loss) on investments and foreign currency                      0.89                    2.04
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $1.05                   $2.06
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                     $(0.01)                 $(0.06)
From net realized gain on investments and foreign currency transactions                         (0.06)                  (0.17)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                   $(0.07)                 $(0.23)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $12.81                  $11.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                                                       8.88(n)                20.68(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           3.12(a)                 4.28(a)
Expenses after expense reductions (f)                                                            1.35(a)                 1.35(a)
Net investment income                                                                            2.64(a)                 0.28(a)
Portfolio turnover                                                                                 62                      95
Net assets at end of period (000 omitted)                                                      $4,661                    $241
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research International Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 23 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sales loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                                      12/31/05
Ordinary income (including any
short-term capital gains)                                             $114,029

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF JUNE 30, 2006

              Cost of investments                            $26,987,161
              ----------------------------------------------------------
              Gross appreciation                              $1,002,027
              Gross depreciation                                (466,668)
              ----------------------------------------------------------
              Net unrealized appreciation (depreciation)        $535,359

              AS OF DECEMBER 31, 2005

              Undistributed ordinary income                     $138,429
              Other temporary differences                           (763)
              Net unrealized appreciation (depreciation)         586,949

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. This contractual fee arrangement will continue until May 1, 2007. For the six months ended June 30, 2006, this reduction amounted to $158,768 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $2,853, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $31.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500. The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0861% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $43. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $38, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $31,391,627 and $10,005,366, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                                           6/30/06                        12/31/05(c)
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
Shares sold

  Initial Class                                                   1,814,461       $23,456,168        655,526        $6,997,648
  Service Class                                                     377,833         4,902,849         37,270           427,925
------------------------------------------------------------------------------------------------------------------------------
                                                                  2,192,294       $28,359,017        692,796        $7,425,573

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                       9,427          $126,601          9,359          $109,876
  Service Class                                                         957            12,837            354             4,153
------------------------------------------------------------------------------------------------------------------------------
                                                                     10,384          $139,438          9,713          $114,029

Shares reacquired
  Initial Class                                                    (494,652)      $(6,391,897)      (168,597)      $(1,937,485)
  Service Class                                                     (35,395)         (447,580)       (17,235)         (207,667)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (530,047)      $(6,839,477)      (185,832)      $(2,145,152)

Net change
  Initial Class                                                   1,329,236       $17,190,872        496,288        $5,170,039
  Service Class                                                     343,395         4,468,106         20,389           224,411
------------------------------------------------------------------------------------------------------------------------------
                                                                  1,672,631       $21,658,978        516,677        $5,394,450

(c) For the period from the commencement of the series' investment operations, April 29, 2005, through December 31, 2005.

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $45 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VRI-SEM 8/06 338

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) VALUE SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) VALUE SERIES

Objective: Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     13
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     17
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             17
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    17
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.3%
              Cash & Other Net Assets                     1.7%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.2%
              ------------------------------------------------
              Altria Group, Inc.                          3.5%
              ------------------------------------------------
              Citigroup, Inc.                             3.2%
              ------------------------------------------------
              Allstate Corp.                              3.1%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   3.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       3.0%
              ------------------------------------------------
              MetLife, Inc.                               2.8%
              ------------------------------------------------
              Johnson & Johnson                           2.7%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.4%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         30.1%
              ------------------------------------------------
              Energy                                     12.1%
              ------------------------------------------------
              Industrial Goods & Services                11.5%
              ------------------------------------------------
              Utilities & Communications                 10.5%
              ------------------------------------------------
              Health Care                                 7.8%
              ------------------------------------------------
              Consumer Staples                            7.8%
              ------------------------------------------------
              Basic Materials                             6.1%
              ------------------------------------------------
              Technology                                  2.9%
              ------------------------------------------------
              Autos & Housing                             2.6%
              ------------------------------------------------
              Retailing                                   2.6%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Leisure                                     1.4%
              ------------------------------------------------
              Special Products & Services                 1.1%
              ------------------------------------------------

Percentages are based on net assets as of 6/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period(p)
                           Expense   Account Value   Account Value     1/01/06-
Share Class                 Ratio      1/01/06         6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              0.88%     $1,000.00      $1,060.30         $4.50
Initial ------------------------------------------------------------------------
 Class  Hypothetical(h)     0.88%     $1,000.00      $1,020.43         $4.41
--------------------------------------------------------------------------------
        Actual              1.13%     $1,000.00      $1,059.70         $5.77
Service ------------------------------------------------------------------------
 Class  Hypothetical(h)     1.13%     $1,000.00      $1,019.19         $5.66
--------------------------------------------------------------------------------

------------
(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your portfolio. It is categorized by broad-based asset classes.

Common Stocks - 98.3%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                     SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.1%
-----------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                  17,489     $    473,071
Viacom, Inc., "B" (n)                                                                           36,649        1,313,500
Walt Disney Co.                                                                                 29,500          885,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,671,571
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 7.0%
-----------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           98,990     $  7,101,543
Northrop Grumman Corp.                                                                          83,760        5,365,666
United Technologies Corp.                                                                       66,530        4,219,333
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 16,686,542
-----------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     142,208     $  2,389,523
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
-----------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                 29,450     $  2,385,450
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                           9,950     $    818,089
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.2%
-----------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            42,627     $  2,268,609
Bank of America Corp.                                                                          208,906       10,048,379
Bank of New York Co., Inc.                                                                      69,570        2,240,154
Citigroup, Inc.                                                                                158,520        7,647,005
Fannie Mae                                                                                      80,464        3,870,318
Freddie Mac                                                                                     18,320        1,044,423
PNC Financial Services Group, Inc.                                                              47,790        3,353,424
SunTrust Banks, Inc.                                                                            65,553        4,999,072
UBS AG                                                                                          25,743        2,818,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 38,289,884
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.5%
-----------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                        11,870     $  1,030,435
Goldman Sachs Group, Inc.                                                                       48,012        7,222,445
Lehman Brothers Holdings, Inc.                                                                  26,050        1,697,158
Mellon Financial Corp.                                                                          54,291        1,869,239
Merrill Lynch & Co., Inc.                                                                       18,965        1,319,205
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 13,138,482
-----------------------------------------------------------------------------------------------------------------------
Business Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                             93,580     $  2,650,186
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 3.9%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                46,300     $  1,807,089
E.I. du Pont de Nemours & Co.                                                                   30,980        1,288,768
Nalco Holding Co. (n)                                                                           28,100          495,403
PPG Industries, Inc.                                                                            50,656        3,343,296
Syngenta AG                                                                                     17,414        2,312,097
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  9,246,653
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                                               107,900     $  1,563,471
Symantec Corp. (n)                                                                              31,280          486,091
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,049,562
-----------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                                  45,840     $  1,118,954
-----------------------------------------------------------------------------------------------------------------------
Construction - 2.3%
-----------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                    158,460     $  4,696,754
Sherwin-Williams Co.                                                                            15,950          757,306
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,454,060
-----------------------------------------------------------------------------------------------------------------------
Containers - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (n)                                                               40,460     $    442,632
-----------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     21,590     $  2,006,143
Tyco International Ltd.                                                                         19,610          539,275
W.W. Grainger, Inc.                                                                             19,620        1,476,013
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,021,431
-----------------------------------------------------------------------------------------------------------------------
Electronics - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            24,470     $    786,466
Intel Corp.                                                                                     79,150        1,499,893
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,286,359
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    27,130     $  1,851,623
Devon Energy Corp.                                                                              29,560        1,785,720
EOG Resources, Inc.                                                                             24,340        1,687,736
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  5,325,079
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 9.7%
-----------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                     37,291     $  2,595,827
Chevron Corp.                                                                                   29,850        1,852,491
ConocoPhillips                                                                                  76,260        4,997,318
Exxon Mobil Corp.                                                                               86,058        5,279,658
Hess Corp.                                                                                      47,560        2,513,546
TOTAL S.A., ADR                                                                                 85,882        5,626,989
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 22,865,829
-----------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 3.3%
-----------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                      20,314     $    838,562
Kellogg Co.                                                                                     73,140        3,542,170
Nestle S.A.                                                                                      4,424        1,388,035
PepsiCo, Inc.                                                                                   18,928        1,136,437
Sara Lee Corp.                                                                                  57,110          914,902
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,820,106
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                    9,770     $    222,268
International Paper Co.                                                                         39,669        1,281,309
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,503,577
-----------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                               19,670     $    719,922
-----------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.0%
-----------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                     10,720     $  1,056,027
WellPoint, Inc. (n)                                                                             19,310        1,405,189
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,461,216
-----------------------------------------------------------------------------------------------------------------------
Insurance - 8.4%
-----------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                 135,075     $  7,392,655
Chubb Corp.                                                                                     30,310        1,512,469
Genworth Financial, Inc., "A"                                                                   63,230        2,202,933
Hartford Financial Services Group, Inc.                                                         27,993        2,368,208
MetLife, Inc.                                                                                  127,273        6,517,650
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 19,993,915
-----------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                    42,820     $    775,470
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                     63,529     $  5,304,036
Finning International, Inc.                                                                      6,740          224,375
Illinois Tool Works, Inc.                                                                       22,040        1,046,900
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,575,311
-----------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      11,290     $    415,020
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                840     $     19,622
-----------------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                         56,330     $  1,100,125
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                      6,537     $    486,484
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.6%
-----------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             35,920     $  1,566,471
Eli Lilly & Co.                                                                                 25,230        1,394,462
Johnson & Johnson                                                                              105,320        6,310,774
Merck & Co., Inc.                                                                              103,470        3,769,412
Wyeth                                                                                           60,740        2,697,463
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,738,582
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.7%
-----------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                              40,970     $  3,246,873
Norfolk Southern Corp.                                                                          15,370          817,991
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,064,864
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                  27,766     $  1,774,803
Praxair, Inc.                                                                                   26,296        1,419,984
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,194,787
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      126,460     $  2,200,404
Home Depot, Inc.                                                                                23,720          848,939
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,049,343
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                           1,299,110     $  2,766,122
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.2%
-----------------------------------------------------------------------------------------------------------------------
Embarq Corp. (n)                                                                                24,517     $  1,004,952
Sprint Nextel Corp.                                                                            254,790        5,093,252
Verizon Communications, Inc.                                                                    41,450        1,388,161
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,486,365
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                             112,191     $  8,238,185
-----------------------------------------------------------------------------------------------------------------------
Trucking - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                    3,950     $    228,824
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.1%
-----------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                        74,230     $  5,551,662
Entergy Corp.                                                                                   12,650          894,988
Exelon Corp.                                                                                    14,950          849,609
FPL Group, Inc.                                                                                 78,120        3,232,606
PPL Corp.                                                                                       39,280        1,268,744
Public Service Enterprise Group, Inc.                                                           19,890        1,315,127
TXU Corp.                                                                                       22,660        1,354,842
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 14,467,578
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $207,941,112)                                                      $232,945,704
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.27%, due 7/03/06, at Amortized Cost and Value (y)    $  5,143,000      $  5,141,494
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $213,082,606)                                                        $238,087,198
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.5)%                                                                      (1,159,002)
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                      $236,928,196
-----------------------------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR           American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $213,082,606)                                    $238,087,198
Cash                                                                                            5,848
Receivable for investments sold                                                             1,017,739
Receivable for series shares sold                                                           1,141,870
Interest and dividends receivable                                                             426,080
Other assets                                                                                    2,288
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $240,681,023
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                          $3,598,363
Payable for series shares reacquired                                                          104,831
Payable to affiliates
  Management fee                                                                                4,842
  Shareholder servicing costs                                                                     465
  Distribution fees                                                                               509
  Administrative service fee                                                                      145
Payable for independent trustees' compensation                                                      7
Accrued expenses and other liabilities                                                         43,665
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $3,752,827
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $236,928,196
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $207,961,864
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          25,004,914
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                                2,387,112
Undistributed net investment income                                                         1,574,306
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $236,928,196
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          18,627,483
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $162,232,237
  Shares outstanding                                                                       12,731,759
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $12.74
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $74,695,959
  Shares outstanding                                                                        5,895,724
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $12.67
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by series operations.

FOR SIX MONTHS ENDED 6/30/06
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                 $2,506,127
  Interest                                                                                     109,807
  Foreign taxes withheld                                                                       (25,899)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $2,590,035
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                              $798,118
  Distribution fees                                                                             84,683
  Shareholder servicing costs                                                                   41,136
  Administrative services fee                                                                   20,669
  Independent trustees' compensation                                                             2,879
  Custodian fee                                                                                 31,302
  Shareholder communications                                                                    11,019
  Auditing fees                                                                                 20,652
  Legal fees                                                                                     2,554
  Miscellaneous                                                                                  7,582
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,020,594
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (4,786)
  Reduction of expenses by investment adviser                                                     (597)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,015,211
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,574,824
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                   $2,485,447
  Foreign currency transactions                                                                  1,330
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                          $2,486,777
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $7,843,946
  Translation of assets and liabilities in foreign currencies                                      161
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                         $7,844,107
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $10,330,884
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $11,905,708
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,574,824              $2,268,089
Net realized gain (loss) on investments and foreign currency transactions                   2,486,777               6,720,421
Net unrealized gain (loss) on investments and foreign currency translation                  7,844,107               1,757,339
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $11,905,708             $10,745,849
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                           $(1,596,862)              $(788,364)
  Service Class                                                                              (662,120)               (330,322)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                            (4,513,846)             (2,348,350)
  Service Class                                                                            (2,228,194)             (1,171,569)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(9,001,022)            $(4,638,605)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $41,406,256             $67,305,831
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $44,310,942             $73,413,075
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    192,617,254             119,204,179
At end of period (including undistributed net investment income of $1,574,306 and
$2,258,464, respectively)                                                                $236,928,196            $192,617,254
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                                   SIX MONTHS                  YEARS ENDED 12/31
                                                                     ENDED        ----------------------------------------------
                                                                    6/30/06           2005        2004        2003      2002(c)
                                                                  (UNAUDITED)
Net asset value, beginning of period                                 $12.52          $12.13      $10.76       $8.63      $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                             $0.10           $0.18       $0.16       $0.14       $0.16
Net realized and unrealized gain (loss) on investments and
foreign currency                                                       0.66            0.60        1.44        2.01       (1.53)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $0.76           $0.78       $1.60       $2.15      $(1.37)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                           $(0.14)         $(0.10)     $(0.06)     $(0.02)        $--

From net realized gain on investments and foreign
currency transactions                                                 (0.40)          (0.29)      (0.17)         --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(0.54)         $(0.39)     $(0.23)     $(0.02)        $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $12.74          $12.52      $12.13      $10.76       $8.63
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                             6.03(n)         6.66       15.18       24.96      (13.70)(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 0.88(a)         0.91        0.93        1.18        2.94(a)
Expenses after expense reductions (f)                                  0.88(a)         0.90        0.90        0.90        0.90(a)
Net investment income                                                  1.56(a)         1.50        1.44        1.45        1.89(a)
Portfolio turnover                                                       13              20          34          48         102
Net assets at end of period (000 Omitted)                          $162,232        $132,371     $83,704     $36,981      $5,497
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                                   SIX MONTHS                     YEARS ENDED 12/31
                                                                      ENDED        ----------------------------------------------
                                                                     6/30/06          2005        2004        2003        2002(c)
                                                                   (UNAUDITED)
Net asset value, beginning of period                                  $12.44         $12.07      $10.73       $8.62      $10.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                              $0.08          $0.15       $0.13       $0.11       $0.12
Net realized and unrealized gain (loss) on investments and
foreign currency                                                        0.67           0.59        1.43        2.02       (1.50)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.75          $0.74       $1.56       $2.13      $(1.38)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                            $(0.12)        $(0.08)     $(0.05)     $(0.02)        $--
From net realized gain on investments and foreign
currency transactions                                                  (0.40)         (0.29)      (0.17)         --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.52)        $(0.37)     $(0.22)     $(0.02)        $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.67         $12.44      $12.07      $10.73       $8.62
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                              5.97(n)        6.38       14.82       24.71      (13.80)(n)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.13(a)        1.16        1.18        1.43        3.19(a)
Expenses after expense reductions (f)                                   1.13(a)        1.15        1.15        1.15        1.15(a)
Net investment income                                                   1.31(a)        1.25        1.19        1.22        1.44(a)
Portfolio turnover                                                        13             20          34          48         102
Net assets at end of period (000 Omitted)                            $74,696        $60,247     $35,500     $18,137      $3,735
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, January 2, 2002 through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Value Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 30 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                              12/31/05        12/31/04
        Ordinary income (including any
        short-term capital gains)           $2,476,126      $1,451,246

        Long-term capital gain               2,162,479          63,028
        --------------------------------------------------------------
        Total distributions                 $4,638,605      $1,514,274

The federal tax cost and the tax basis components of distributable earnings were as follows:

        AS OF JUNE 30, 2006

        Cost of investments                               $213,181,291
        --------------------------------------------------------------
        Gross appreciation                                 $29,493,930
        Gross depreciation                                  (4,588,023)
        --------------------------------------------------------------
        Net unrealized appreciation (depreciation)         $24,905,907

        AS OF DECEMBER 31, 2005
        Undistributed ordinary income                       $3,829,994
        Undistributed long-term capital gain                 5,169,529
        Other temporary differences                                161
        Net unrealized appreciation (depreciation)          17,061,962

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The mananagement fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1.0 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue until May 1, 2007. For the six months ended June 30, 2006 the series actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the series' expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $37,246, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $295.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006, was equivalent to an annual effective rate of 0.0194% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series' pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $771. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $597, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $61,146,341 and $27,291,018, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series' shares were as follows:

                                                                      SIX MONTHS ENDED                    YEAR ENDED
                                                                           6/30/06                         12/31/05
                                                                  SHARES           AMOUNT          SHARES           AMOUNT
Shares sold
  Initial Class                                                   1,958,521       $25,153,565      3,911,938       $47,432,204
  Service Class                                                   1,310,006        16,896,689      2,522,048        30,492,137
------------------------------------------------------------------------------------------------------------------------------
                                                                  3,268,527       $42,050,254      6,433,986       $77,924,341

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                     472,965        $6,110,708        272,521        $3,136,714
  Service Class                                                     224,927         2,890,314        131,055         1,501,891
------------------------------------------------------------------------------------------------------------------------------
                                                                    697,892        $9,001,022        403,576        $4,638,605

Shares reacquired
  Initial Class                                                    (273,746)      $(3,524,434)      (510,208)      $(6,203,414)
  Service Class                                                    (480,661)       (6,120,586)      (751,832)       (9,053,701)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (754,407)      $(9,645,020)    (1,262,040)     $(15,257,115)

Net change
  Initial Class                                                   2,157,740       $27,739,839      3,674,251       $44,365,504
  Service Class                                                   1,054,272        13,666,417      1,901,271        22,940,327
------------------------------------------------------------------------------------------------------------------------------
                                                                  3,212,012       $41,406,256      5,575,522       $67,305,831

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series' and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $678 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VLU-SEM 8/06 4M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) HIGH INCOME SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) HIGH INCOME SERIES

Objective: Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities, some of which may involve equity features.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                              13
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     18
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     23
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             23
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    23
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      92.1%
              Cash & Other Net Assets                     5.3%
              Common Stocks                               1.5%
              Convertible Preferred Stocks                1.0%
              Preferred Stocks                            0.1%

TOP FIVE INDUSTRIES (i)

Automotive                                                9.4%
--------------------------------------------------------------
Gaming & Lodging                                          7.0%
--------------------------------------------------------------
Chemicals                                                 5.9%
--------------------------------------------------------------
Medical & Health Technology & Services                    5.7%
--------------------------------------------------------------
Utilities - Electric Power                                4.6%
--------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

BBB                                                       2.3%
--------------------------------------------------------------
BB                                                       33.6%
--------------------------------------------------------------
B                                                        44.5%
--------------------------------------------------------------
CCC                                                      18.7%
--------------------------------------------------------------
CC                                                        0.1%
--------------------------------------------------------------
Not Rated                                                 0.8%
--------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                       4.5
--------------------------------------------------------------
Average Life (m)                                      7.8 yrs.
--------------------------------------------------------------
Average Maturity (m)                                  8.7 yrs.
--------------------------------------------------------------
Average Credit Quality of Rated Securities (a)              B+
--------------------------------------------------------------
Average Short Term Credit Quality                          A-1
--------------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/06-
Share Class                 Ratio      1/01/06         6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              0.88%     $1,000.00       $1,022.40         $4.41
Initial ------------------------------------------------------------------------
 Class  Hypothetical(h)     0.88%     $1,000.00       $1,020.43         $4.41
--------------------------------------------------------------------------------
        Actual              1.13%     $1,000.00       $1,020.60         $5.66
Service ------------------------------------------------------------------------
 Class  Hypothetical(h)     1.13%     $1,000.00       $1,019.19         $5.66
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Bonds - 89.1%
-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                $  1,805,000     $  1,786,926
EchoStar DBS Corp., 6.375%, 2011                                                             1,775,000        1,699,563
Granite Broadcasting Corp., 9.75%, 2010                                                      1,230,000        1,125,450
Hughes Network Systems LLC, 9.5%, 2014 (a)                                                     935,000          916,300
Intelsat Ltd., 9.25%, 2016 (a)                                                                 995,000        1,027,338
Intelsat Ltd., 11.25%, 2016 (a)                                                                355,000          363,875
Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)                                                 1,540,000        1,062,600
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                           1,005,000        1,007,513
ION Media Networks, Inc., FRN, 11.3183%, 2013 (a)                                            1,735,000        1,739,338
XM Satellite Radio, Inc., 9.75%, 2014 (a)                                                    1,580,000        1,445,700
Young Broadcasting, Inc., 10%, 2011                                                            795,000          707,550
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,882,153
-----------------------------------------------------------------------------------------------------------------------
Aerospace - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                                              $  1,275,000     $  1,313,250
DRS Technologies, Inc., 7.625%, 2018                                                         2,115,000        2,104,425
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $3,417,675
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                    $    336,843     $    315,011
Continental Airlines, Inc., 6.748%, 2017                                                       252,163          238,294
Continental Airlines, Inc., 6.795%, 2018                                                       452,953          427,413
Continental Airlines, Inc., 7.566%, 2020                                                       761,775          741,513
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $1,722,231
-----------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                          $    895,000     $    988,975
Levi Strauss & Co., 9.75%, 2015                                                                485,000          485,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,473,975
-----------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 3.3%
-----------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (a)                                                         $    290,000     $    248,301
Arbor Realty Mortgage Securities, FRN, 7.3747%, 2038 (a)                                       740,911          740,689
ARCap, REIT, Inc., "H", 6.1%, 2045 (a)                                                         906,493          791,792
Asset Securitization Corp., FRN, 8.2937%, 2029                                               1,366,658        1,406,980
Asset Securitization Corp., FRN, 8.7837%, 2029 (a)                                           2,000,000        1,885,723
Babson CDO Ltd., "D", FRN, 6.8528%, 2018 (a)                                                   655,000          655,000
Credit Suisse First Boston Mortgage Securities Corp., 6.75%, 2030 (a)                          630,000          635,221
Crest Ltd., 7%, 2040 (a)                                                                       846,250          757,555
CW Capital Cobalt CDO Ltd., "F", FRN, 6.44%, 2050 (a)                                          500,000          499,805
CW Capital Ltd., CDO, 6.23%, 2045 (a)                                                          938,000          881,092
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          750,000          806,702
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                               750,000          741,501
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9165%, 2034 (a)                              704,000          752,297
Wachovia Bank Commercial Real Estate, CDO, 6.52%, 2026 (a)(p)                                  372,000          372,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,174,658
-----------------------------------------------------------------------------------------------------------------------
Automotive - 7.9%
-----------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                                          $  1,055,000     $    875,650
Cooper Standard Automotive, Inc., 8.375%, 2014                                               1,975,000        1,557,781
Ford Motor Credit Co., 4.95%, 2008                                                             975,000          917,825
Ford Motor Credit Co., 6.625%, 2008                                                          2,466,000        2,347,124
Ford Motor Credit Co., 5.625%, 2008                                                          1,435,000        1,327,467
Ford Motor Credit Co., 5.8%, 2009                                                            2,746,000        2,508,658
Ford Motor Credit Co., 8.625%, 2010                                                          1,035,000          968,157
Ford Motor Credit Co., 7%, 2013                                                              1,995,000        1,716,973
General Motors Acceptance Corp., 6.75%, 2014                                                 7,529,000        6,993,086
General Motors Acceptance Corp., 8%, 2031                                                    4,527,000        4,351,126
General Motors Corp., 8.375%, 2033                                                             865,000          696,325
Goodyear Tire & Rubber Co., 9%, 2015                                                         2,570,000        2,454,350
Lear Corp., 5.75%, 2014                                                                        500,000          407,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 27,122,022
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.4%
-----------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                                                       $    810,000     $    798,863
CCH I Holdings LLC, 9.92%, 2014                                                                503,000          301,800
CCH I Holdings LLC, 11%, 2015                                                                5,148,000        4,504,500
CCH II Holdings LLC, 10.25%, 2010                                                            1,060,000        1,062,650
CCO Holdings LLC, 8.75%, 2013                                                                  500,000          487,500
Corsair, FRN, 11.355%, 2016                                                                    200,000          200,000
CSC Holdings, Inc., 8.125%, 2009                                                               940,000          956,450
CSC Holdings, Inc., 8.125%, 2009                                                               965,000          981,888
CSC Holdings, Inc., 7.25%, 2012 (a)                                                            935,000          902,275
Mediacom LLC, 9.5%, 2013                                                                     1,330,000        1,323,350
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,519,276
-----------------------------------------------------------------------------------------------------------------------
Building - 2.1%
-----------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                                               $  2,610,000     $  2,492,550
Interface, Inc., 10.375%, 2010                                                                 878,000          960,313
Interface, Inc., 9.5%, 2014                                                                    170,000          175,525
Nortek Holdings, Inc., 8.5%, 2014                                                            1,009,000          976,208
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                            3,563,000        2,578,721
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,183,317
-----------------------------------------------------------------------------------------------------------------------
Business Services - 2.2%
-----------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                         $    980,000     $    980,000
Iron Mountain, Inc., 7.75%, 2015                                                               445,000          424,975
Nortel Networks Ltd., 10.75%, 2016 (a)                                                         730,000          742,775
Northern Telecom Corp., 6.875%, 2023                                                           700,000          560,000
SunGard Data Systems, Inc., 10.25%, 2015 (a)                                                 2,150,000        2,222,563
Xerox Corp., 7.625%, 2013                                                                    2,540,000        2,559,050
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,489,363
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 5.5%
-----------------------------------------------------------------------------------------------------------------------
Basell AF SCA, 8.375%, 2015 (a)                                                           $  3,149,000     $  3,026,976
BCP Crystal Holdings Corp., 9.625%, 2014                                                       742,000          805,070
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                        869,000          688,683
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                    2,902,000        2,270,815
Equistar Chemicals, 10.625%, 2011                                                              305,000          327,494
Equistar Chemicals, LP, 10.125%, 2008                                                          690,000          726,225
Hexion U.S. Financial Corp., 9%, 2014                                                        1,200,000        1,215,000
Huntsman International LLC, 10.125%, 2009                                                    1,202,000        1,220,030
Huntsman International LLC, 7.875%, 2015 (a)                                                 1,415,000        1,326,563
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                1,924,000        1,375,660
Lyondell Chemical Co., 9.5%, 2008                                                              394,000          404,835
Lyondell Chemical Co., 11.125%, 2012                                                         1,730,000        1,877,050
Nalco Co., 7.75%, 2011                                                                       1,130,000        1,127,175
Nalco Co., 8.875%, 2013                                                                      2,540,000        2,559,050
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 18,950,626
-----------------------------------------------------------------------------------------------------------------------
Construction - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                                                      $  1,180,000     $  1,073,800
Technical Olympic USA, Inc., 7.5%, 2015                                                      1,160,000          965,700
WCI Communities, Inc., 7.875%, 2013                                                          1,175,000        1,031,063
WCI Communities, Inc., 6.625%, 2015                                                            635,000          527,050
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,597,613
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.3%
-----------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                              $  1,580,000     $  1,580,000
Jarden Corp., 9.75%, 2012                                                                      830,000          846,600
Playtex Products, Inc., 9.375%, 2011                                                           995,000        1,036,044
Revlon Consumer Products Corp., 9.5%, 2011                                                   1,865,000        1,631,875
Samsonite Corp., 8.875%, 2011                                                                1,125,000        1,167,188
Service Corp. International, 7%, 2017 (a)                                                    1,135,000        1,061,225
Simmons Co., 7.875%, 2014                                                                      305,000          285,175
Visant Holding Corp., 8.75%, 2013 (a)                                                          245,000          236,425
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,844,532
-----------------------------------------------------------------------------------------------------------------------
Containers - 2.0%
-----------------------------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                                           $  1,080,000     $  1,063,800
Graham Packaging Co. LP, 9.875%, 2014                                                        2,315,000        2,291,850
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                            3,470,000        3,478,675
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,834,325
-----------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.7%
-----------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                    $  1,580,000     $  1,473,350
L-3 Communications Holdings, Inc, 6.125%, 2014                                               1,025,000          973,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,447,100
-----------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                $    705,000     $    669,750
Magnachip Semiconductor S.A., 8%, 2014                                                         155,000          128,650
Sensata Technologies B.V., 8%, 2014 (a)                                                      1,675,000        1,616,375
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,414,775
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (a)                                                             $    530,000     $    607,513
Gazprom OAO, 8.625%, 2034 (a)                                                                  200,000          229,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    837,013
-----------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                               $    305,000     $    339,770
Russian Ministry of Finance, 12.75%, 2028                                                      204,000          344,495
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    684,265
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 3.3%
-----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                         $  1,810,000     $  1,751,175
Chesapeake Energy Corp., 6.375%, 2015                                                        2,520,000        2,337,300
Chesapeake Energy Corp., 6.875%, 2016                                                        2,210,000        2,088,450
Hilcorp Energy I, 9%, 2016 (a)                                                                 595,000          599,463
Newfield Exploration Co., 6.625%, 2014                                                       2,055,000        1,957,388
Quicksilver Resources, Inc., 7.125%, 2016                                                    1,630,000        1,528,125
Whiting Petroleum Corp., 7%, 2014                                                            1,115,000        1,053,675
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,315,576
-----------------------------------------------------------------------------------------------------------------------
Entertainment - 1.4%
-----------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                       $    864,000     $    848,880
AMC Entertainment, Inc., 11%, 2016                                                             960,000        1,027,200
Six Flags, Inc., 8.875%, 2010                                                                1,015,000          964,250
Six Flags, Inc., 9.75%, 2013                                                                 1,990,000        1,828,313
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,668,643
-----------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.7%
-----------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                         $    970,000     $    970,000
Michael Foods, Inc., 8%, 2013                                                                1,360,000        1,336,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,306,200
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 3.7%
-----------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                      $    365,000     $    333,975
Buckeye Technologies, Inc., 8.5%, 2013                                                       2,140,000        2,033,000
Graphic Packaging International Corp., 9.5%, 2013                                            2,675,000        2,648,250
Jefferson Smurfit Corp., 8.25%, 2012                                                         4,155,000        3,895,313
JSG Funding LLC, 11.5%, 2015 (a)(p)                                                     EUR    922,244        1,202,718
JSG Funding PLC, 7.75%, 2015                                                              $    150,000          135,750
MDP Acquisitions PLC, 9.625%, 2012                                                           1,070,000        1,102,100
Millar Western Forest Products Ltd., 7.75%, 2013                                               735,000          558,600
Stone Container Corp., 7.375%, 2014                                                            850,000          752,250
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,661,956
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.2%
-----------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                            $  1,065,000     $  1,010,419
Caesars Entertainment, Inc., 8.125%, 2011                                                    1,040,000        1,095,900
Greektown Holdings, 10.75%, 2013 (a)                                                         1,240,000        1,308,200
Host Marriott LP, 7.125%, 2013                                                                 700,000          697,375
Host Marriott LP, 6.375%, 2015                                                                 810,000          761,400
Majestic Star Casino LLC, 9.75%, 2011 (a)                                                    1,000,000        1,002,500
Mandalay Resort Group, 9.375%, 2010                                                            955,000        1,005,138
MGM Mirage, Inc., 8.5%, 2010                                                                   580,000          602,475
MGM Mirage, Inc., 8.375%, 2011                                                               1,455,000        1,491,375
MGM Mirage, Inc., 6.75%, 2013 (a)                                                            1,115,000        1,063,431
MGM Mirage, Inc., 5.875%, 2014                                                               1,625,000        1,456,406
MGM Mirage, Inc., 6.875%, 2016 (a)                                                             985,000          919,744
Pinnacle Entertainment, Inc., 8.25%, 2012                                                      700,000          701,750
Pokagon Gaming Authority, 10.375%, 2014 (a)                                                  1,045,000        1,080,269
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      2,425,000        2,531,094
Station Casinos, Inc., 6.5%, 2014                                                              710,000          660,300
Station Casinos, Inc., 6.875%, 2016                                                             65,000           60,613
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                       2,165,000        2,081,106
Wynn Las Vegas LLC, 6.625%, 2014                                                             1,795,000        1,691,788
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 21,221,283
-----------------------------------------------------------------------------------------------------------------------
Industrial - 3.0%
-----------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (a)                                                 $  1,685,000     $  1,802,950
Blount, Inc., 8.875%, 2012                                                                     305,000          303,475
Da-Lite Screen Co., Inc., 9.5%, 2011                                                           770,000          816,200
Education Management LLC, 8.75%, 2014 (a)                                                      720,000          712,800
Education Management LLC, 10.25%, 2016 (a)                                                     460,000          457,700
Interline Brands, Inc., 8.125%, 2014 (a)                                                       500,000          498,750
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                            2,055,000        2,044,725
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                   1,732,000        1,472,200
Knowledge Learning Corp., 7.75%, 2015 (a)                                                      725,000          663,375
Milacron Escrow Corp., 11.5%, 2011                                                           1,590,000        1,474,725
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 10,246,900
-----------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%
-----------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                         $    510,000     $    531,413
UnumProvident Corp., 6.85%, 2015 (a)                                                         1,587,000        1,560,121
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,091,534
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                   $  1,420,000     $  1,341,900
Case New Holland, Inc., 9.25%, 2011                                                            525,000          552,563
Case New Holland, Inc., 7.125%, 2014 (a)                                                     2,680,000        2,559,400
Terex Corp., 10.375%, 2011                                                                     353,000          373,298
Terex Corp., 9.25%, 2011                                                                       545,000          579,063
Terex Corp., 7.375%, 2014                                                                      980,000          975,100
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  6,381,324
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 5.6%
-----------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                          $  2,385,000     $  1,609,875
DaVita, Inc., 6.625%, 2013                                                                     750,000          712,500
DaVita, Inc., 7.25%, 2015                                                                    1,480,000        1,420,800
Extendicare Health Services, Inc., 6.875%, 2014                                              1,135,000        1,186,075
HCA, Inc., 7.875%, 2011                                                                      2,120,000        2,165,648
HCA, Inc., 6.375%, 2015                                                                      2,530,000        2,344,169
HealthSouth Corp., 10.75%, 2016 (a)                                                          2,290,000        2,244,200
Omnicare, Inc., 6.875%, 2015                                                                 2,115,000        2,009,250
Select Medical Corp., 7.625%, 2015                                                           1,145,000          996,150
Tenet Healthcare Corp., 9.875%, 2014                                                         1,420,000        1,420,000
Triad Hospitals, Inc., 7%, 2013                                                              1,375,000        1,337,188
US Oncology, Inc., 10.75%, 2014                                                              1,525,000        1,654,625
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 19,100,480
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                     $    905,000     $    866,538
Massey Energy Co., 6.875%, 2013                                                              2,530,000        2,352,900
Peabody Energy Corp., 5.875%, 2016                                                           1,485,000        1,358,775
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,578,213
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-----------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                        $  1,820,000     $  1,706,250
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.1%
-----------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                            $    850,000     $    991,394
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                                 1,055,000        1,051,044
Colorado Interstate Gas Co., 5.95%, 2015                                                       770,000          699,759
El Paso Energy Corp., 7%, 2011                                                               1,910,000        1,883,738
El Paso Energy Corp., 7.75%, 2013                                                            1,015,000        1,022,613
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                 705,000          712,050
Williams Cos., Inc., 7.125%, 2011                                                              725,000          725,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  7,085,598
-----------------------------------------------------------------------------------------------------------------------
Network & Telecom - 3.4%
-----------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                       $  1,475,000     $  1,452,875
Citizens Communications Co., 9.25%, 2011                                                     1,531,000        1,645,825
Citizens Communications Co., 9%, 2031                                                        1,950,000        1,974,375
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                             765,000          778,388
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                             165,000          172,838
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                                845,000          868,238
Qwest Corp., 7.875%, 2011                                                                    1,095,000        1,108,688
Qwest Corp., 8.875%, 2012                                                                    1,460,000        1,540,300
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                495,000          507,375
Verizon New York, Inc., 7.375%, 2032                                                           794,000          782,711
Windstream Corp., 8.625%, 2016 (a)                                                             745,000          757,106
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 11,588,719
-----------------------------------------------------------------------------------------------------------------------
Oil Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                                             $  1,340,000     $  1,246,200
GulfMark Offshore, Inc., 7.75%, 2014                                                         1,175,000        1,145,625
Hanover Compressor Co., 9%, 2014                                                               910,000          950,950
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  3,342,775
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                        $  1,335,000     $  1,375,050
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 3.6%
-----------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                             $  1,310,000     $  1,159,350
Dex Media, Inc., 0% to 2008, 9% to 2013                                                      3,580,000        3,016,150
Dex Media, Inc., 0% to 2008, 9% to 2013                                                      1,690,000        1,423,825
MediaNews Group, Inc., 6.875%, 2013                                                          1,875,000        1,706,250
PRIMEDIA, Inc., 8.875%, 2011                                                                   190,000          182,400
PRIMEDIA, Inc., 8%, 2013                                                                     1,515,000        1,355,925
R.H. Donnelley Corp., 8.875%, 2016 (a)                                                       1,700,000        1,714,875
WDAC Subsidiary Corp., 8.375%, 2014 (a)                                                      1,815,000        1,783,238
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 12,342,013
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
-----------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                            $    946,000     $  1,007,490
TFM S.A. de C.V., 12.5%, 2012                                                                   98,000          108,045
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,115,535
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                      $830,000          $825,850
-----------------------------------------------------------------------------------------------------------------------
Retailers - 2.4%
-----------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                         $  1,535,000     $  1,515,813
Couche-Tard, Inc., 7.5%, 2013                                                                1,055,000        1,049,725
Dollar General Corp., 8.625%, 2010                                                             430,000          452,575
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                     910,000          882,700
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                                     1,010,000          929,200
Neiman Marcus Group, Inc., 9%, 2015 (a)                                                      1,030,000        1,076,350
Neiman Marcus Group, Inc., 10.375%, 2015 (a)                                                   660,000          701,250
Steinway Musical Instruments, Inc., 7%, 2014 (a)                                             1,490,000        1,441,575
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,049,188
-----------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.9%
-----------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                              $  1,910,000     $  1,910,000
Payless ShoeSource, Inc., 8.25%, 2013                                                        1,025,000        1,059,594
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  2,969,594
-----------------------------------------------------------------------------------------------------------------------
Steel - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                            $  1,260,000     $  1,373,400
-----------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                  $     35,000     $          0
Pathmark Stores, Inc., 8.75%, 2012                                                             490,000          465,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    465,500
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.5%
-----------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 12%, 2009                                                         $  1,144,000     $  1,215,500
Centennial Communications Corp., 10%, 2013                                                     290,000          287,100
Centennial Communications Corp., 10.125%, 2013                                                 615,000          647,288
Nextel Communications, Inc., 5.95%, 2014                                                     1,985,000        1,906,878
Rogers Wireless, Inc., 6.375%, 2014                                                          1,475,000        1,404,938
Rogers Wireless, Inc., 7.5%, 2015                                                              795,000          802,950
Rural Cellular Corp., 9.875%, 2010                                                           1,170,000        1,203,638
Wind Acquisition Finance S.A., 10.75%, 2015 (a)                                                930,000          988,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  8,456,417
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                  $  1,025,000     $  1,004,500
Reynolds American, Inc., 7.3%, 2015 (a)                                                        775,000          750,781
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,755,281
-----------------------------------------------------------------------------------------------------------------------
Transportation - Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                             $  2,030,000     $  2,080,750
Stena AB, 9.625%, 2012                                                                         365,000          387,813
Stena AB, 7%, 2016                                                                           1,343,000        1,235,560
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                        655,000          638,625
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  4,342,748
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.5%
-----------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (a)                                                    $    915,000     $    898,988
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             992,000        1,067,946
Enersis S.A., 7.375%, 2014                                                                     519,000          525,420
Midwest Generation LLC, 8.75%, 2034                                                          1,740,000        1,844,400
Mirant North America LLC, 7.375%, 2013 (a)                                                   2,865,000        2,764,725
Mission Energy Holding Co., 13.5%, 2008                                                        990,000        1,103,850
NRG Energy, Inc., 7.375%, 2016                                                               4,320,000        4,212,000
Reliant Energy, Inc., 6.75%, 2014                                                              200,000          184,000
Reliant Resources, Inc., 9.25%, 2010                                                           865,000          865,000
Reliant Resources, Inc., 9.5%, 2013                                                            275,000          276,375
TXU Corp., 5.55%, 2014                                                                       1,875,000        1,700,655
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 15,443,359
-----------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $311,695,820)                                                              $304,404,305
-----------------------------------------------------------------------------------------------------------------------
Floating Rate Loans (g)(r) - 1.4%
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Lear Corp., Term Loan, 7.6%, 2012                                                         $  1,288,484     $  1,276,808
-----------------------------------------------------------------------------------------------------------------------
Containers - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Bluegrass Container Co. LLC, Second Lien Term Loan, 2013 (o)                              $  1,243,000     $  1,243,000
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Inc., Term Loan B, 9.66%, 2012                                           $  2,282,039     $  2,282,039
-----------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $4,814,328)                                                  $  4,801,847
-----------------------------------------------------------------------------------------------------------------------

Common Stocks - 1.5%
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                  21,900     $  1,576,143
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Huntsman Corp. (n)                                                                              51,100     $    885,052
-----------------------------------------------------------------------------------------------------------------------
Containers - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                                        65,300     $  1,016,721
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                  18,590     $    872,429
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (n)                                                                         82     $          0
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                                                      2,125     $          0
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                                                         2     $         28
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         13,583     $    289,318
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
-----------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                       12,485     $    310,877
XO Holdings, Inc. (n)                                                                               42              185
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $    311,062
-----------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $4,958,198)                                                        $  4,950,753
-----------------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Ion Media Networks, Inc., 14.25%                                                                    43     $    369,800
-----------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14% (n)                                                               150     $          0
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-----------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 5.25%                                                          1,200     $     31,200
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10% (n)                                                                              5     $         15
-----------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS (IDENTIFIED COST, $381,424)                                                       $    401,015
-----------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 1.0%
-----------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
-----------------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                                               103,573     $  1,916,101
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (a)                                                                           1,300     $  1,085,500
Mills Corp., "F", 6.75%                                                                            600          501,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $  1,586,500
-----------------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $3,268,125)                                         $  3,502,601
-----------------------------------------------------------------------------------------------------------------------

Warrants - 0.0%
-----------------------------------------------------------------------------------------------------------------------
                                                                   STRIKE         FIRST
ISSUER                                                              PRICE      EXERCISE      SHARE/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.0%
-----------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (n)                                       $45.24     9/16/2000            150     $      1,125
-----------------------------------------------------------------------------------------------------------------------
Business Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)                              $ 0.14     1/28/1997            100     $          0
Loral Space & Communications Ltd. (n)                              $ 0.14     1/28/1997            200                0
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $          0
-----------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
-----------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                       $52.00    12/31/2002              4     $
-----------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (n)                                         $ 0.00     8/01/2000            550               $0
XO Holdings, Inc., "A" (n)                                           6.25     5/27/2003            339              292
XO Holdings, Inc., "B" (n)                                           7.50     5/27/2003            254              114
XO Holdings, Inc., "C" (n)                                          10.00     5/27/2003            254               76
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                   $482
-----------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (IDENTIFIED COST, $78,275)                                                                      $1,607
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 5.3% (y)
-----------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.27%, due 7/03/06                                        $  4,633,000     $  4,631,644
New Center Asset Trust, 5.28%, due 7/03/06                                                  13,605,000       13,601,009
-----------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                                $ 18,232,653
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $343,428,823) (k)                                                    $336,294,781
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.6%                                                                         5,431,158
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                      $341,725,939
-----------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $65,699,482 representing 19.2% of net assets.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of June 30, 2006 the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $297,508,062 and 88.47% of market value. An independent pricing service provided an evaluated bid for 87.79% of the market value.
(n) Non-income producing security.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR    American Depository Receipt
CDO    Collateralized Debt Obligation
FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT   Real Estate Investment Trust

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.
dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.
                                                                                                          Net Unrealized
    Contracts to                                                                      Contracts             Appreciation
   Deliver/Receive                Settlement Date          In Exchange For             at Value           (Depreciation)
------------------------------------------------------------------------------------------------------------------------
SALES
EUR    554,287                       8/21/2006               $  703,722              $  711,198                 $(7,476)

PURCHASES
EUR    909,863                       7/07/2006               $1,172,890              $1,164,727                 $(8,163)

At  June 30, 2006 the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $343,428,823)                                    $336,294,781
Cash                                                                                        2,289,990
Receivable for forward foreign currency exchange contracts                                        976
Receivable for investments sold                                                             5,705,693
Receivable for series shares sold                                                             156,334
Interest and dividends receivable                                                           5,996,770
Other assets                                                                                    3,976
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $350,448,520
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                       $16,615
Payable for investments purchased                                                           8,495,479
Payable for series shares reacquired                                                          135,299
Payable to affiliates
  Management fee                                                                                6,986
  Shareholder servicing costs                                                                     545
  Distribution fees                                                                                73
  Administrative services fee                                                                     199
Accrued expenses and other liabilities                                                         67,385
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                  $8,722,581
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $341,725,939
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $350,395,545
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                          (7,149,681)
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                              (13,919,278)
Undistributed net investment income                                                        12,399,353
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $341,725,939
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          36,762,430
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                             $330,942,719
  Shares outstanding                                                                       35,598,603
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.30
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                              $10,783,220
  Shares outstanding                                                                        1,163,827
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.27
-----------------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                 $13,810,844
  Dividends                                                                                    154,142
  Foreign taxes withheld                                                                        (4,801)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $13,960,185
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                            $1,332,152
  Distribution fees                                                                             13,134
  Shareholder servicing costs                                                                   62,539
  Administrative services fee                                                                   31,052
  Independent trustees' compensation                                                             5,497
  Custodian fee                                                                                 68,278
  Shareholder communications                                                                    15,896
  Auditing fees                                                                                 25,043
  Legal fees                                                                                    15,909
  Miscellaneous                                                                                 13,810
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $1,583,310
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (22,591)
  Reduction of expenses by investment adviser                                                   (1,096)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $1,559,623
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $12,400,562
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                    $(251,380)
  Foreign currency transactions                                                               (176,677)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                           $(428,057)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                              $(4,129,317)
  Translation of assets and liabilities in foreign currencies                                   28,093
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $(4,101,224)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $(4,529,281)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $7,871,281
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $12,400,562             $25,849,459

Net realized gain (loss) on investments and foreign currency transactions                    (428,057)              2,376,667

Net unrealized gain (loss) on investments and foreign currency translation                 (4,101,224)            (21,905,498)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $7,871,281              $6,320,628
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income

  Initial Class                                                                          $(27,103,042)           $(23,542,817)

  Service Class                                                                              (793,009)             (3,786,010)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                             $(27,896,051)           $(27,328,827)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                       $(3,569,605)           $(48,480,156)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(23,594,375)           $(69,488,355)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                    365,320,314             434,808,669

At end of period (including undistributed net investment income of $12,399,353 and
$27,894,842, respectively)                                                               $341,725,939            $365,320,314
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                    SIX MONTHS                          YEARS ENDED 12/31
                                                       ENDED        -----------------------------------------------------------
                                                      6/30/06          2005         2004         2003         2002         2001
                                                    (UNAUDITED)
Net asset value, beginning of period                    $9.87        $10.37        $9.97        $8.81        $9.22        $9.84
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $0.34         $0.67        $0.68        $0.68        $0.73        $0.90
Net realized and unrealized gain (loss) on
investments and foreign currency                        (0.11)        (0.48)        0.19         0.87        (0.50)       (0.68)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.23         $0.19        $0.87        $1.55        $0.23        $0.22
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                             $(0.80)       $(0.69)      $(0.47)      $(0.39)      $(0.64)      $(0.84)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.30         $9.87       $10.37        $9.97        $8.81        $9.22
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                               2.24(n)       2.16         9.15        17.96         2.56         2.07
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.88(a)       0.90         0.86         0.89         0.88         1.01
Expenses after expense reductions (f)                    0.88(a)       0.90         0.89(e)      0.90(e)      0.90(e)      0.91
Net investment income                                    6.99(a)       6.81         6.86         7.23         8.32         9.53
Portfolio turnover                                         54            56           63           82           68           64
Net assets at end of period (000 Omitted)            $330,943      $355,264     $379,246     $319,245     $120,711      $84,515
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                          SIX MONTHS                      YEARS ENDED 12/31
                                                            ENDED        ------------------------------------------------------
                                                           6/30/06         2005        2004        2003        2002        2001
                                                         (UNAUDITED)

Net asset value, beginning of period                         $9.80       $10.29       $9.91       $8.77       $9.20       $9.86
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
Net investment income (d)                                    $0.32        $0.68       $0.65       $0.65       $0.70       $0.71
Net realized and unrealized gain (loss) on investments
and foreign currency                                         (0.11)       (0.50)       0.19        0.88       (0.49)      (0.54)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.21        $0.18       $0.84       $1.53       $0.21       $0.17
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.74)      $(0.67)     $(0.46)     $(0.39)     $(0.64)     $(0.83)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $9.27        $9.80      $10.29       $9.91       $8.77       $9.20
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                    2.06(n)      2.05        8.82       17.70        2.33        1.62
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.13(a)      1.15        1.11        1.14        1.13        1.21
Expenses after expense reductions (f)                         1.13(a)      1.15        1.14(e)     1.15(e)     1.15(e)     1.11
Net investment income                                         6.75(a)      6.38        6.62        6.99        8.16        8.97
Portfolio turnover                                              54           56          63          82          68          64
Net assets at end of period (000 Omitted)                  $10,783      $10,056     $55,562     $40,955     $17,190      $3,182
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(e) Ratio includes a reimbursement fee for expenses borne by MFS in prior years under the then existing expense reimbursement agreement.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not Annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Income Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The series may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the series to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non- hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The series earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, derivative transactions, wash sale loss deferrals, and foreign currency transactions. The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                               12/31/05        12/31/04
        Ordinary income (including any
        short-term capital gains)           $27,328,827     $18,289,306

The federal tax cost and the tax basis components of distributable earnings were as follows:

       AS OF JUNE 30, 2006
       Cost of investments                                 $345,477,089
       ----------------------------------------------------------------
       Gross appreciation                                    $1,852,783
       Gross depreciation                                   (11,035,091)
       ----------------------------------------------------------------
       Net unrealized appreciation (depreciation)           $(9,182,308)

       AS OF DECEMBER 31, 2005
       Undistributed ordinary income                        $27,890,954
       Capital loss carryforwards                           (11,206,628)
       Other temporary differences                              (39,844)
       Net unrealized appreciation (depreciation)            (5,289,318)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of December 31, 2005, the series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                    December 31, 2009          $(2,125,589)
                    December 31, 2010           (8,888,518)
                    December 31, 2013             (192,521)
                    --------------------------------------
                                              $(11,206,628)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $1 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that the series' operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue until May 1, 2007. For the six months ended June 30, 2006 the series' actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the series' expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $62,167, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $186.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0175% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $1,492. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,096, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $179,577,034 and $193,348,435, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED                     YEAR ENDED
                                                                         6/30/06                          12/31/05
                                                                SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Initial Class                                                 1,913,751       $18,499,124       8,110,909        $80,210,565
  Service Class                                                   135,113         1,321,521         634,682          6,345,505
------------------------------------------------------------------------------------------------------------------------------
                                                                2,048,864       $19,820,645       8,745,591        $86,556,070

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                 2,892,534       $27,103,042       2,499,238        $23,542,817
  Service Class                                                    84,814           793,009         404,500          3,786,010
------------------------------------------------------------------------------------------------------------------------------
                                                                2,977,348       $27,896,051       2,903,738        $27,328,827

Shares reacquired
  Initial Class                                                (5,197,946)     $(50,480,410)    (11,204,378)     $(111,695,632)
  Service Class                                                   (82,749)         (805,891)     (5,412,210)       (50,669,421)
------------------------------------------------------------------------------------------------------------------------------
                                                               (5,280,695)     $(51,286,301)    (16,616,588)     $(162,365,053)

Net change
  Initial Class                                                  (391,661)      $(4,878,244)       (594,231)       $(7,942,250)
  Service Class                                                   137,178         1,308,639      (4,373,028)       (40,537,906)
------------------------------------------------------------------------------------------------------------------------------
                                                                 (254,483)      $(3,569,605)     (4,967,259)      $(48,480,156)

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $1,141 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share prices, account          1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VHI-SEM 8/06 4M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) RESEARCH BOND SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) RESEARCH BOND SERIES

Objective: Seeks total return (high current income and long-term growth of capital).

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                              12
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     17
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     22
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             22
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    22
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

           PORTFOLIO STRUCTURE (i)

           Bonds                                              93.3%
           Cash & Other Net Assets                             6.7%

           FIXED INCOME SECTORS (i)

           U.S. Treasury Securities                           31.9%
           --------------------------------------------------------
           High Grade Corporates                              25.8%
           --------------------------------------------------------
           Mortgage-Backed Securities                         11.5%
           --------------------------------------------------------
           Commercial Mortgage-Backed Securities               8.6%
           --------------------------------------------------------
           High Yield Corporates                               6.4%
           --------------------------------------------------------
           U.S. Government Agencies                            4.2%
           --------------------------------------------------------
           Asset-Backed Securities                             2.9%
           --------------------------------------------------------
           Emerging Market Debt                                1.4%
           --------------------------------------------------------
           Collateralized Debt Obligations                     0.3%
           --------------------------------------------------------
           Residential Mortgage-Backed Securities              0.2%
           --------------------------------------------------------
           Non-U.S. Government Bonds                           0.1%
           --------------------------------------------------------

           CREDIT QUALITY OF BONDS (r)

           AAA                                                61.6%
           --------------------------------------------------------
           AA                                                  3.8%
           --------------------------------------------------------
           A                                                   7.9%
           --------------------------------------------------------
           BBB                                                18.3%
           --------------------------------------------------------
           BB                                                  6.0%
           --------------------------------------------------------
           B                                                   2.0%
           --------------------------------------------------------
           CCC                                                 0.1%
           --------------------------------------------------------
           Not Rated                                           0.3%
           --------------------------------------------------------

           PORTFOLIO FACTS

           Average Duration (d)                                 4.5
           --------------------------------------------------------
           Average Life (m)                                7.8 yrs.
           --------------------------------------------------------
           Average Maturity (m)                           13.5 yrs.
           --------------------------------------------------------
           Average Credit Quality of Rated Securities (a)       AA-
           --------------------------------------------------------
           Average Short Term Credit Quality                    A-1
           --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/06-
Share Class                 Ratio      1/01/06         6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              0.70%    $1,000.00         $990.70          $3.46
Initial ------------------------------------------------------------------------
 Class  Hypothetical(h)     0.70%    $1,000.00       $1,021.32          $3.51
--------------------------------------------------------------------------------
        Actual              0.95%    $1,000.00         $989.80          $4.69
Service ------------------------------------------------------------------------
 Class  Hypothetical(h)     0.95%    $1,000.00       $1,020.08          $4.76
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Bonds - 97.3%

-----------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      SHARES/PAR        VALUE ($)
-----------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.2%
-----------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                $    230,000     $   227,700
CBS Corp., 6.625%, 2011                                                                         80,000          82,106
Clear Channel Communications, Inc., 7.65%, 2010                                                132,000         137,670
News America Holdings, 8.5%, 2025                                                              152,000         171,780
News America, Inc., 6.4%, 2035                                                                 100,000          92,491
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   711,747
-----------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                  $     65,128     $    64,760
-----------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 12.0%
-----------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                           $     90,000     $    90,397
Asset Securitization Corp., FRN, 8.0091%, 2029                                                 180,000         185,311
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                   110,306         102,595
Banc of America Commercial Mortgage, Inc., FRN, 5.7757%, 2045                                  200,000         201,001
Banc of America Commercial Mortgage, Inc., FRN, 5.1817%, 2047                                  145,034         137,974
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                             1,186,185          96,687
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)                                           688,447          52,352
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (a)(i)                                        971,365          84,490
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (a)(i)                                      747,568          66,062
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                          70,000          69,169
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                          67,000          65,650
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1406%, 2040 (a)                        250,000         250,232
Capital One Auto Finance Trust, 2.47%, 2010                                                    193,257         189,396
Capital Trust Realty CDO Ltd., 5.16%, 2035 (a)                                                 140,000         133,241
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                          120,000         116,482
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                               47,990          49,313
Commercial Mortgage Acceptance Corp., FRN, 1.0041%, 2030 (i)                                 1,354,669          38,811
Commercial Mortgage Pass - Through Certificate, FRN, 5.794%, 2046                              210,000         208,733
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                        20,000          19,749
CPS Auto Receivables Trust, 3.52%, 2009 (a)                                                     14,158          14,041
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                 100,000          98,766
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011 (a)                                              51,465          51,602
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        152,931         154,242
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     100,000         100,015
DLJ Commercial Mortgage Corp., FRN, 7.6212%, 2032                                              110,000         115,969
Drive Auto Receivables Trust, 2.5%, 2009 (a)                                                    65,271          63,878
E*TRADE RV & Marine Trust, 3.62%, 2018                                                          60,000          56,641
Falcon Franchise Loan LLC, FRN, 3.9126%, 2025 (a)(i)                                           373,040          60,074
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)                             65,000          67,987
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                          60,000          59,804
GMAC Commercial Mortgage Securities, Inc., FRN, 7.6613%, 2034 (a)                              110,000         117,546
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                       183,329         175,278
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                  109,489         104,435
Holmes Financing PLC, FRN, 5.7882%, 2040                                                        78,000          78,109
IKON Receivables Funding LLC, 3.27%, 2011                                                       75,725          74,956
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                      135,428         126,309
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3346%, 2042 (a)                 130,000         122,056
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3644%, 2043                     170,607         163,650
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                      200,000         198,602
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                      170,000         160,287
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9553%, 2030 (i)                      876,717          19,716
Merrill Lynch Mortgage Trust, FRN, 5.6606%, 2039                                               225,000         221,695
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    145,000         145,531
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)                                                 115,000         116,994
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                     99,384          99,357
Morgan Stanley Capital I, Inc., FRN, 0.5578%, 2030 (a)(i)                                    2,159,378          33,260
Mortgage Capital Funding, Inc., FRN, 0.7374%, 2031 (i)                                       1,073,883          12,204
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                          350,000         341,215
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                               148,385         146,323
Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%, 2031 (a)                                 100,000         100,750
Preferred Term Securities XIX Ltd., CDO, FRN, 5.6794%, 2035 (a)                                100,000          99,890
Prudential Securities Secured Financing Corp., FRN, 7.3774%, 2013 (a)                          125,000         129,166
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                174,000         170,925
Structured Asset Securities Corp., FRN, 5.5625%, 2035 (a)                                      221,987         222,074
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                                      34,317          34,583
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                          130,000         121,539
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                     150,000         139,611
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                     170,000         160,540
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                     126,788         119,966
Wachovia Bank Commercial Mortgage Trust, FRN, 5.196%, 2044                                     130,000         123,777
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3162%, 2044                                    150,000         143,684
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (a)                                 170,000         170,916
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 7,195,608
-----------------------------------------------------------------------------------------------------------------------
Automotive - 1.2%
-----------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                                          $    125,000     $   103,750
Ford Motor Credit Co., 5.8%, 2009                                                              166,000         151,652
Ford Motor Credit Co., 7.375%, 2009                                                             55,000          50,850
General Motors Acceptance Corp., 6.125%, 2008                                                  111,000         108,811
General Motors Acceptance Corp., 6.75%, 2014                                                   104,000          96,597
Johnson Controls, Inc., 5.5%, 2016                                                             239,000         226,767
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   738,427
-----------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.1%
-----------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                               $     86,000     $   104,341
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                                149,000         146,951
Bank of America Corp., 7.4%, 2011                                                              315,000         335,165
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                                   174,000         157,756
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                               123,000         112,168
Citigroup, Inc., 5%, 2014                                                                      163,000         152,563
Credit Suisse First Boston (USA), Inc., 4.875%, 2015                                           272,000         251,495
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                       163,000         158,804
J.P. Morgan Chase & Co., 5.15%, 2015                                                           100,000          93,340
Kazkommerts International B.V., 8.5%, 2013                                                     106,000         108,650
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                              110,000         104,381
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                                  153,000         149,789
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                       233,000         224,749
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                                            51,000          53,399
Popular North America, Inc., 4.25%, 2008                                                        98,000          95,315
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                              121,000         112,989
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                               111,000         103,272
Russian Standard Finance S.A., 8.625%, 2011 (a)                                                150,000         143,250
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                                          97,000          99,056
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                     260,000         256,145
UFJ Finance Aruba AEC, 6.75%, 2013                                                             129,000         134,390
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                             45,000          50,055
Wachovia Bank National Assn., 5.6%, 2016                                                       194,000         188,101
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                          148,000         143,619
Wachovia Corp., 6.605%, 2025                                                                   164,000         167,120
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 3,646,863
-----------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                            $     99,000     $    87,863
TCI Communications Financing III, 9.65%, 2027                                                  363,000         387,051
TCI Communications, Inc., 9.8%, 2012                                                            72,000          83,059
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   557,973
-----------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.3%
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                               $    184,000     $   188,351
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                      18,000          17,200
Merrill Lynch & Co., Inc., 6.05%, 2016                                                         408,000         405,313
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   165,000         171,280
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   782,144
-----------------------------------------------------------------------------------------------------------------------
Building - 0.7%
-----------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                $    135,000     $   137,508
CRH America, Inc., 6.95%, 2012                                                                  93,000          96,458
Goodman Global Holdings, Inc., 7.875%, 2012                                                    195,000         186,225
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   420,191
-----------------------------------------------------------------------------------------------------------------------
Business Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                           $    250,000     $   240,057
Xerox Corp., 6.4%, 2016                                                                        135,000         127,406
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   367,463
-----------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                             $     62,000     $    62,148
Nalco Co., 7.75%, 2011                                                                          95,000          94,763
Nalco Co., 8.875%, 2013                                                                         50,000          50,375
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   207,286
-----------------------------------------------------------------------------------------------------------------------
Containers - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                         $    190,000     $   190,475
-----------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.8%
-----------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                                               $    168,000     $   160,973
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                                                     104,000         105,876
Litton Industries, Inc., 8%, 2009                                                              165,000         175,849
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   442,698
-----------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                       $     35,000     $    34,913
Chesapeake Energy Corp., 6.875%, 2016                                                          205,000         193,725
Ocean Energy, Inc., 7.25%, 2011                                                                 85,000          89,596
XTO Energy, Inc., 5.65%, 2016                                                                  170,000         161,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   479,434
-----------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                            $    132,000     $   139,881
-----------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                             $    130,000     $   133,400
-----------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.4%
-----------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                                              $    165,000     $   156,102
Countrywide Financial Corp., 6.25%, 2016                                                       235,000         230,332
General Electric Capital Corp., 8.7%, 2007                                                      40,000          40,750
HSBC Finance Corp., 6.75%, 2011                                                                 46,000          47,718
HSBC Finance Corp., 5.5%, 2016                                                                 403,000         383,804
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   858,706
-----------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.7%
-----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                                                   $    230,000     $   216,053
Miller Brewing Co., 5.5%, 2013 (a)                                                             209,000         200,532
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   416,585
-----------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
-----------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                            $    105,000     $    98,374
Stora Enso Oyj, 6.404%, 2016 (a)                                                               120,000         116,307
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   214,681
-----------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-----------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                                $    213,000     $   197,009
Marriott International, Inc., 6.2%, 2016                                                       200,000         196,505
MGM Mirage, Inc., 5.875%, 2014                                                                 145,000         129,956
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        150,000         156,563
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   680,033
-----------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                           $    193,000     $   175,441
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                    178,000         168,906
UnumProvident Corp., 7.625%, 2011                                                               60,000          62,519
UnumProvident Corp., 6.85%, 2015 (a)                                                            30,000          29,491
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   436,357
-----------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.5%
-----------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                    $    154,000     $   147,762
St. Paul Travelers Cos., Inc., 6.25%, 2016                                                     142,000         141,049
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   288,811
-----------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                       $    170,000     $   178,925
-----------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015 (a)                                                 $    155,000     $   146,088
HCA, Inc., 8.75%, 2010                                                                         170,000         179,225
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   325,313
-----------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                        $    175,000     $   160,125
-----------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 12.2%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                   $     64,921     $    62,111
Fannie Mae, 4.79%, 2012                                                                         33,000          31,420
Fannie Mae, 5.12%, 2012                                                                         59,175          57,468
Fannie Mae, 3.81%, 2013                                                                         20,817          18,800
Fannie Mae, 4.518%, 2014                                                                        62,014          57,809
Fannie Mae, 4.6%, 2014 - 2015                                                                  101,181          94,338
Fannie Mae, 4.667%, 2014                                                                       112,568         105,893
Fannie Mae, 4.77%, 2014                                                                         62,211          58,676
Fannie Mae, 4.53%, 2015                                                                         64,253          59,345
Fannie Mae, 4.56%, 2015                                                                         56,819          52,733
Fannie Mae, 4.665%, 2015                                                                        38,860          36,313
Fannie Mae, 4.69%, 2015                                                                         31,416          29,420
Fannie Mae, 4.7%, 2015                                                                          44,249          41,440
Fannie Mae, 4.74%, 2015                                                                         50,000          46,875
Fannie Mae, 4.76%, 2015                                                                         71,346          66,851
Fannie Mae, 4.785%, 2015                                                                        47,370          44,547
Fannie Mae, 4.815%, 2015                                                                        53,000          49,876
Fannie Mae, 4.82%, 2015                                                                         56,434          53,132
Fannie Mae, 4.85%, 2015                                                                         42,091          39,817
Fannie Mae, 4.87%, 2015                                                                         35,094          33,203
Fannie Mae, 4.89%, 2015                                                                         98,931          93,627
Fannie Mae, 4.925%, 2015                                                                       132,521         125,988
Fannie Mae, 4.94%, 2015                                                                         70,000          66,726
Fannie Mae, 4.98%, 2015                                                                         49,524          47,133
Fannie Mae, 5.423%, 2016                                                                       154,688         150,941
Fannie Mae, 4.996%, 2017                                                                       116,620         111,621
Fannie Mae, 5.5%, 2017 - 2036                                                                2,383,513       2,305,636
Fannie Mae, 4.88%, 2020                                                                         49,062          47,424
Fannie Mae, 5%, 2020                                                                           249,031         239,916
Fannie Mae, 6.5%, 2032                                                                          42,432          42,807
Fannie Mae, 6%, 2036                                                                           146,360         144,078
Freddie Mac, 5.5%, 2019 - 2035                                                               1,342,555       1,297,825
Freddie Mac, 5%, 2023 - 2025                                                                   522,550         515,846
Freddie Mac, 6%, 2034 - 2035                                                                   411,377         405,398
Freddie Mac TBA, 5.5%, 2006                                                                    452,000         434,061
Ginnie Mae, 6%, 2036                                                                           252,449         249,835
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 7,318,929
-----------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
-----------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                          $    344,000     $   373,928
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                  73,000          66,643
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                   103,000         106,559
Kinder Morgan, Inc., 6.8%, 2008                                                                 55,000          55,135
Magellan Midstream Partners LP, 5.65%, 2016                                                     66,000          62,449
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   664,714
-----------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.0%
-----------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                    $    256,000     $   237,495
Citizens Communications Co., 9%, 2031                                                          144,000         145,800
Deutsche Telekom International Finance B.V., 8.25%, 2030                                        84,000          96,982
Telecom Italia Capital, 5.25%, 2015                                                            190,000         171,974
Telecom Italia Capital, 6%, 2034                                                               135,000         116,561
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                             63,000          63,919
Telefonica Europe B.V., 7.75%, 2010                                                            313,000         332,045
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 1,164,776
-----------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                  $    190,000     $   196,229
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                         $    130,000     $   126,558
-----------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
-----------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                          $    165,000     $   178,818
-----------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
-----------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 5.8%, 2016                                                 $    200,000     $   198,962
CSX Corp., 6.3%, 2012                                                                          155,000         158,222
TFM S.A. de C.V., 9.375%, 2012                                                                 130,000         138,450
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   495,634
-----------------------------------------------------------------------------------------------------------------------
Real Estate - 1.9%
-----------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                   $    100,000     $    91,737
EOP Operating LP, REIT, 6.8%, 2009                                                             168,000         171,554
EOP Operating LP, REIT, 4.75%, 2014                                                             50,000          45,350
HRPT Properties Trust, REIT, 6.25%, 2016                                                       223,000         218,592
ProLogis, REIT, 5.75%, 2016                                                                    260,000         250,635
Simon Property Group LP, REIT, 6.35%, 2012                                                      88,000          89,287
Simon Property Group LP, REIT, 5.75%, 2015                                                      18,000          17,418
Simon Property Group LP, REIT, 6.1%, 2016                                                      123,000         122,050
Vornado Realty Trust, REIT, 5.625%, 2007                                                       135,000         134,428
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 1,141,051
-----------------------------------------------------------------------------------------------------------------------
Restaurants - 0.4%
-----------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                           $    135,000     $   150,355
YUM! Brands, Inc., 6.25%, 2016                                                                 100,000          98,981
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   249,336
-----------------------------------------------------------------------------------------------------------------------
Retailers - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                        $    120,000     $   126,300
Home Depot, Inc., 5.4%, 2016                                                                   240,000         230,059
Limited Brands, Inc., 5.25%, 2014                                                              206,000         188,146
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   544,505
-----------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.2%
-----------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                $     68,000     $    64,919
Safeway, Inc., 6.5%, 2011                                                                       51,000          51,543
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   116,462
-----------------------------------------------------------------------------------------------------------------------
Supranational - 0.1%
-----------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                               $     61,000     $    63,806
-----------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
-----------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                  $    260,000     $   249,767
-----------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
-----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                              $    115,000     $   121,325
Reynolds American, Inc., 7.25%, 2012 (a)                                                       197,000         193,060
Reynolds American, Inc., 7.625%, 2016 (a)                                                       50,000          48,875
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $   363,260
-----------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                  $    110,000     $   129,510
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.2%
-----------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                      $    959,000     $   967,702
Federal Home Loan Bank, 3.25%, 2006                                                            180,000         179,797
Small Business Administration, 4.34%, 2024                                                     201,365         183,954
Small Business Administration, 4.93%, 2024                                                     158,423         150,883
Small Business Administration, 4.99%, 2024                                                     156,864         149,410
Small Business Administration, 4.86%, 2025                                                     331,782         312,945
Small Business Administration, 4.625%, 2025                                                    330,839         306,743
Small Business Administration, 5.11%, 2025                                                     251,717         240,943
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 2,492,377
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 34.9%
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                          $    288,000     $   317,633
U.S. Treasury Bonds, 6%, 2026                                                                  969,000       1,049,624
U.S. Treasury Bonds, 5.375%, 2031                                                            3,241,000       3,296,959
U.S. Treasury Notes, 7%, 2006                                                                1,028,000       1,028,402
U.S. Treasury Notes, 4.375%, 2007                                                              682,000         676,779
U.S. Treasury Notes, 6.125%, 2007                                                            1,235,000       1,246,143
U.S. Treasury Notes, 5.625%, 2008 (f)                                                        3,679,000       3,708,031
U.S. Treasury Notes, 3.125%, 2009                                                            2,229,000       2,114,242
U.S. Treasury Notes, 4%, 2010                                                                2,453,000       2,360,247
U.S. Treasury Notes, 6.5%, 2010                                                              3,814,000       3,984,886
U.S. Treasury Notes, 4.25%, 2014                                                               320,000         300,950
U.S. Treasury Notes, 4%, 2015                                                                  282,000         259,858
U.S. Treasury Notes, 4.125%, 2015                                                              266,000         246,995
U.S. Treasury Notes, 9.875%, 2015                                                               54,000          72,678
U.S. Treasury Notes, TIPS, 2%, 2014                                                             43,608          42,092
U.S. Treasury Notes, TIPS, 2%, 2014                                                            213,736         205,830
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $20,911,349
-----------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.8%
-----------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                     $    206,000     $   229,027
Duke Capital Corp., 8%, 2019                                                                   213,000         240,828
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             158,000         170,096
Enersis S.A., 7.375%, 2014                                                                     135,000         136,670
Exelon Generation Co. LLC, 6.95%, 2011                                                         165,000         172,038
FirstEnergy Corp., 6.45%, 2011                                                                 160,000         162,804
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                                              190,000         177,608
Northeast Utilities, 8.58%, 2006                                                                19,800          19,856
NorthWestern Corp., 5.875%, 2014                                                                 5,000           4,899
NRG Energy, Inc., 7.25%, 2014                                                                  150,000         146,250
Progress Energy, Inc., 5.625%, 2016                                                            261,000         249,436
PSEG Power LLC, 8.625%, 2031                                                                   168,000         205,651
TXU Energy Co., 7%, 2013                                                                       225,000         229,666
Waterford 3 Funding Corp., 8.09%, 2017                                                          92,650          94,360
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 2,239,189
-----------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $59,937,876)                                                               $58,284,156
-----------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.7%
-----------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.28%, due 7/03/06, at Amortized Cost and Value (y)               $  1,011,000     $ 1,010,703
-----------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $60,948,579) (k)                                                     $59,294,859
-----------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                                          611,436
-----------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                      $59,906,295
-----------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,612,586, representing 7.7% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $56,106,746 and 94.62% of market value. An independent pricing service provided an evaluated bid for 94.44% of the market value.
(y) The rate shown represents an annualized yield at time of purchase.

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:

                                                                                                             UNREALIZED
                                                                                         EXPIRATION        APPRECIATION
DESCRIPTION                                     CONTRACTS                VALUE                 DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                             20           $2,133,125               Sep-06              $4,121

CREDIT DEFAULT SWAPS AT JUNE 30, 2006

                                                                                                             UNREALIZED
                  NOTIONAL PRINCIPAL                                                                       APPRECIATION
EXPIRATION        AMOUNT OF CONTRACT                            DESCRIPTION                              (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
     3/20/11           $128,000         Agreement between the series and Merrill Lynch International      $    78
                                        to exchange the credit risk of AutoZone, Inc. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.68% of the notional amount of
                                        $128,000 until maturity on March 20, 2011. If AutoZone, Inc.
                                        experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then
                                        purchase $128,000 par of AutoZone, Inc. bonds at the post
                                        credit event market price, and then deliver those bonds to
                                        Merrill Lynch, who in turn would deliver $128,000 in cash to the series.

     3/20/11           $250,000         Agreement between the series and Merrill Lynch Capital            $(2,002)
                                        Services to exchange the credit risk of Kohl's Corp. As a
                                        buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.42% of the notional
                                        amount of $250,000 until maturity on March 20, 2011. If
                                        Kohl's Corp., Inc. experiences one of the following credit events: bankruptcy, failure to pay, or a restructuring, the series would then purchase $250,000 par of Kohl's Corp.
                                        bonds at the post credit event market price, and then
                                        deliver those bonds to Merrill Lynch, who in turn would
                                        deliver $250,000 in cash to
                                        the series.

     3/20/11           $128,000         Agreement between the series and Merrill Lynch International      $  (122)
                                        to exchange the credit risk of The New York Times Company.
                                        As a buyer of protection, the series agrees to pay Merrill
                                        Lynch quarterly at a fixed annual rate of 0.43% of the
                                        notional amount of $128,000 until maturity on March 20,
                                        2011. If The New York Times Company experiences one of the following credit events: bankruptcy, failure to pay, or a
                                        restructuring, the series would then purchase $128,000 par of The New York Times Company bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $128,000 in cash to the series.
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             $(2,046)
                                                                                                             -------

At  June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

CDO    Collateralized Debt Obligation
FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT   Real Estate Investment Trust
TBA    To Be Announced
TIPS   Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $60,948,579)                                       $59,294,859
Cash                                                                                           150,520
Receivable for series shares sold                                                              374,052
Interest receivable                                                                            757,730
Receivable from investment adviser                                                               6,400
Unrealized appreciation on credit default swaps                                                     78
Other assets                                                                                       774
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $60,584,413
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on open futures contracts                                   $15,625
Payable for investments purchased                                                              150,450
Payable for TBA purchase commitments                                                           432,772
Payable for series shares reacquired                                                             2,432
Unrealized depreciation on credit default swaps                                                  2,124
Payable to affiliates
  Management fee                                                                                   813
  Shareholder servicing costs                                                                       90
  Distribution fees                                                                                100
  Administrative services fee                                                                       53
Accrued expenses and other liabilities                                                          73,659
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $678,118
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $59,906,295
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $61,171,350
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                           (1,651,645)
Accumulated distributions in excess of net realized gain on investments                       (788,077)
Undistributed net investment income                                                          1,174,667
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $59,906,295
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           5,472,239
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                               $45,258,463
  Shares outstanding                                                                         4,128,509
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $10.96
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                               $14,647,832
  Shares outstanding                                                                         1,343,730
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $10.90
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)
This statement describes how much your series earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest income                                                                                                    $1,372,252
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $155,981
  Distribution fees                                                                              16,946
  Shareholder servicing costs                                                                     9,241
  Administrative services fee                                                                     8,397
  Independent trustees' compensation                                                                641
  Custodian fee                                                                                  24,175
  Shareholder communications                                                                     10,133
  Auditing fees                                                                                  25,043
  Legal fees                                                                                     16,007
  Miscellaneous                                                                                   5,586
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $272,150
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (2,298)
  Reduction of expenses by investment adviser                                                   (72,760)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $197,092
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $1,175,160
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                     $(294,668)
  Futures contracts                                                                               1,110
  Swap transactions                                                                              (3,440)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                                             $(296,998)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                               $(1,393,891)
  Futures contracts                                                                               4,121
  Swap transactions                                                                              (2,046)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                         $(1,391,816)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                            $(1,688,814)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                $(513,654)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                      SIXMONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $1,175,160             $1,727,769
Net realized gain (loss) on investments                                                       (296,998)               472,187
Net unrealized gain (loss) on investments                                                   (1,391,816)            (1,612,733)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $(513,654)              $587,223
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                            $(1,583,253)           $(1,414,791)
  Service Class                                                                               (566,932)              (421,473)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                               (179,034)              (238,802)
  Service Class                                                                                (66,827)               (72,865)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                               $(2,396,046)           $(2,147,931)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                        $13,217,866            $15,719,700
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                 $10,308,166            $14,158,992
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      49,598,129             35,439,137

At end of period (including undistributed net investment income of $1,174,667 and
$2,149,692, respectively)                                                                  $59,906,295            $49,598,129
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS

                                                           SIX MONTHS                      YEARS ENDED 12/31
                                                             ENDED       ------------------------------------------------------
                                                            6/30/06       2005        2004        2003        2002        2001
                                                          (UNAUDITED)
Net asset value, beginning of period                        $11.61       $12.16      $12.19      $11.82      $11.52      $11.32
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                    $0.25        $0.51       $0.59       $0.62       $0.67       $0.72
Net realized and unrealized gain (loss) on investments
and foreign currency                                         (0.36)       (0.34)       0.11        0.45        0.30        0.22
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $(0.11)       $0.17       $0.70       $1.07       $0.97       $0.94
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.49)      $(0.62)     $(0.73)     $(0.70)     $(0.67)     $(0.74)
From net realized gain on investments and foreign
currency transactions                                        (0.05)       (0.10)         --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.54)      $(0.72)     $(0.73)     $(0.70)     $(0.67)     $(0.74)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.96       $11.61      $12.16      $12.19      $11.82      $11.52
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                   (0.93)(n)     1.51        6.06        9.34        8.92        8.71
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        0.98(a)      1.12        0.99        0.94        0.92        0.99
Expenses after expense reductions (f)                         0.70(a)      0.73        0.75        0.75        0.75        0.75
Net investment income                                         4.58(a)      4.40        4.88        5.04        5.92        6.34
Portfolio turnover                                              23           88          55         116         132         281
Net assets at end of period (000 Omitted)                  $45,258      $36,738     $28,881     $31,981     $33,755     $31,087
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS

                                                          SIX MONTHS                      YEARS ENDED 12/31
                                                            ENDED       -------------------------------------------------------
                                                           6/30/06         2005        2004        2003        2002        2001
                                                         (UNAUDITED)
Net asset value, beginning of period                        $11.54       $12.11      $12.16      $11.81      $11.50      $11.29
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                    $0.24        $0.48       $0.55       $0.54       $0.53       $0.73
Net realized and unrealized gain (loss) on investments
and foreign currency                                         (0.36)       (0.35)       0.12        0.51        0.43(g)     0.21
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $(0.12)       $0.13       $0.67       $1.05       $0.96       $0.94
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.47)      $(0.60)     $(0.72)     $(0.70)     $(0.65)     $(0.73)
From net realized gain on investments and foreign
currency transactions                                        (0.05)       (0.10)         --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.52)      $(0.70)     $(0.72)     $(0.70)     $(0.65)     $(0.73)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.90       $11.54      $12.11      $12.16      $11.81      $11.50
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                   (1.02)(n)     1.22        5.80        9.14        8.81        8.68
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.23(a)      1.37        1.24        1.19        1.17        1.19
Expenses after expense reductions (f)                         0.95(a)      0.98        1.00        1.01        1.00        0.95
Net investment income                                         4.33(a)      4.16        4.66        4.53        5.17        6.23
Portfolio turnover                                              23           88          55         116         132         281
Net assets at end of period (000 Omitted)                  $14,648      $12,860      $6,558      $2,419        $419          $0(l)
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of series shares and the amount of per share realized and unrealized gains and losses at such time.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l) Net assets were less than $500.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Series is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 29 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, the series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The series may enter into credit default swaps to limit or to reduce risk exposure of the series to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The series may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the series is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

The series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                              12/31/05       12/31/04
        Ordinary income (including any
        short-term capital gains)           $1,836,264     $2,012,241
        Long-term capital gain                 311,667             --
        -------------------------------------------------------------
        Total distributions                 $2,147,931     $2,012,241

The federal tax cost and the tax basis components of distributable earnings were as follows:

        AS OF JUNE 30, 2006
        Cost of investments                               $61,294,563
        -------------------------------------------------------------
        Gross appreciation                                    $76,899
        Gross depreciation                                 (2,076,603)
        -------------------------------------------------------------
        Net unrealized appreciation (depreciation)        $(1,999,704)

        AS OF DECEMBER 31, 2005
        Undistributed ordinary income                      $2,149,692
        Undistributed long-term capital gain                  245,376
        Post-October currency loss deferral                   (64,547)
        Net unrealized appreciation (depreciation)           (685,876)

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets. This management fee reduction amounted to $25,997, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the series' average daily net assets. This written agreement will continue until May 1, 2007. For the six months ended June 30, 2006, this reduction amounted to $46,618 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $9,099, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $71.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0323% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $188. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $145, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                               PURCHASES        SALES

        U.S. government securities           $12,909,111   $4,811,983
        -------------------------------------------------------------
        Investments (non-U.S. government
        securities)                          $12,673,521   $6,364,356
        -------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                       SIX MONTHS ENDED                    YEAR ENDED
                                                                            6/30/06                         12/31/05
                                                                   SHARES           AMOUNT          SHARES           AMOUNT
Shares sold
  Initial Class                                                   1,339,681       $15,025,175      1,286,786       $14,916,824
  Service Class                                                     256,565         2,894,679        600,872         7,014,750
------------------------------------------------------------------------------------------------------------------------------
                                                                  1,596,246       $17,919,854      1,887,658       $21,931,574

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                     160,939        $1,762,287        144,418        $1,653,593
  Service Class                                                      58,142           633,759         43,363           494,338
------------------------------------------------------------------------------------------------------------------------------
                                                                    219,081        $2,396,046        187,781        $2,147,931

Shares reacquired
  Initial Class                                                    (535,644)      $(6,135,839)      (642,529)      $(7,516,518)
  Service Class                                                     (84,904)         (962,195)       (71,858)         (843,287)
------------------------------------------------------------------------------------------------------------------------------
                                                                   (620,548)      $(7,098,034)      (714,387)      $(8,359,805)

Net change
  Initial Class                                                     964,976       $10,651,623        788,675        $9,053,899
  Service Class                                                     229,803         2,566,243        572,377         6,665,801
------------------------------------------------------------------------------------------------------------------------------
                                                                  1,194,779       $13,217,866      1,361,052       $15,719,700

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $162 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VFB-SEM 8/06 548

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) STRATEGIC INCOME SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) STRATEGIC INCOME SERIES

Objective: Seeks high current income by investing in fixed income securities. Its secondary objective seeks to provide significant capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     19
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     24
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             24
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    24
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:
    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.
    o DIVERSIFY within each class to take advantage of different market segments and investing styles.
    o  REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

         PORTFOLIO STRUCTURE (i)

         Bonds                                              95.1%
         Cash & Other Net Assets                             4.4%
         Convertible Preferred Stocks                        0.5%

         FIXED INCOME SECTORS (i)

         High Yield Corporates                              34.1%
         --------------------------------------------------------
         Non-U.S. Government Bonds                          15.7%
         --------------------------------------------------------
         High Grade Corporates                              14.6%
         --------------------------------------------------------
         Emerging Market Debt                               11.7%
         --------------------------------------------------------
         Commercial Mortgage-Backed Securities               8.1%
         --------------------------------------------------------
         Mortgage-Backed Securities                          5.4%
         --------------------------------------------------------
         U.S. Government Agencies                            4.3%
         --------------------------------------------------------
         Asset-Backed Securities                             0.8%
         --------------------------------------------------------
         Collateralized  Debt Obligations                    0.4%
         --------------------------------------------------------

         CREDIT QUALITY OF BONDS (r)

         AAA                                                29.6%
         --------------------------------------------------------
         AA                                                  1.7%
         --------------------------------------------------------
         A                                                   7.5%
         --------------------------------------------------------
         BBB                                                19.5%
         --------------------------------------------------------
         BB                                                 20.3%
         --------------------------------------------------------
         B                                                  16.0%
         --------------------------------------------------------
         CCC                                                 5.4%
         --------------------------------------------------------

         PORTFOLIO FACTS

         Average Duration (d)                                 4.1
         --------------------------------------------------------
         Average Life (m)                                7.1 yrs.
         --------------------------------------------------------
         Average Maturity (m)                           11.0 yrs.
         --------------------------------------------------------
         Average Credit Quality of Rated Securities (a)      BBB+
         --------------------------------------------------------
         Average Short-Term Credit Quality                    A-1
         --------------------------------------------------------

         COUNTRY WEIGHTINGS (i)

         United States                                      63.0%
         --------------------------------------------------------
         United Kingdom                                      6.3%
         --------------------------------------------------------
         Russia                                              3.6%
         --------------------------------------------------------
         Germany                                             3.4%
         --------------------------------------------------------
         Ireland                                             2.8%
         --------------------------------------------------------
         France                                              2.3%
         --------------------------------------------------------
         Netherlands                                         2.3%
         --------------------------------------------------------
         Mexico                                              2.0%
         --------------------------------------------------------
         Spain                                               2.0%
         --------------------------------------------------------
         Other Countries                                    12.3%
         --------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 6/30/06.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

------------------------------------------------------------------------------
                                                                 Expenses Paid
                                          Beginning     Ending       During
                              Annualized   Account      Account      Period(p)
                               Expense      Value        Value      1/01/06-
 Share Class                    Ratio      1/01/06      6/30/06     6/30/06
------------------------------------------------------------------------------
               Actual            0.90%     $1,000.00   $1,006.70    $4.48
Initial Class  ---------------------------------------------------------------
               Hypothetical(h)   0.90%     $1,000.00   $1,020.33    $4.51
------------------------------------------------------------------------------
               Actual            1.15%     $1,000.00   $1,005.30    $5.72
Service Class  ---------------------------------------------------------------
               Hypothetical(h)   1.15%     $1,000.00   $1,019.09    $5.76
------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your portfolio.
It is categorized by broad-based asset classes.

Bonds - 95.8%
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
ISSUER                                                                              SHARES/PAR        VALUE ($)
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
Advertising & Broadcasting - 1.9%
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Allbritton Communications Co., 7.75%, 2012                                       $     120,000   $     118,801
EchoStar DBS Corp., 6.375%, 2011                                                        95,000          90,963
Hughes Network Systems LLC, 9.5%, 2014 (a)                                              35,000          34,300
Intelsat Ltd., 9.25%, 2016 (a)                                                          35,000          36,138
Intelsat Ltd., 11.25%, 2016 (a)                                                         15,000          15,375
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                      90,000          90,225
ION Media Networks, Inc., FRN, 11.7503%, 2013 (a)                                       80,000          80,200
Liberty Media Corp., 5.7%, 2013                                                        100,000          90,813
News America, Inc., 6.4%, 2035                                                         100,000          92,491
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                                                                                                 $     649,306
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Aerospace - 0.2%
                              --------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                             $      80,000   $      79,600
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Airlines - 0.2%
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Continental Airlines, Inc., 7.566%, 2020                                         $      84,642   $      82,390
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Apparel Manufacturers - 0.1%
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Levi Strauss & Co., 12.25%, 2012                                                 $      45,000   $      49,725
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Asset Backed & Securitized - 9.3%
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Amresco Commercial Mortgage Funding I, 7%, 2029                                  $     336,000   $     337,482
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                                  100,000          87,347
Asset Securitization Corp., FRN, 8.2937%, 2029                                         122,044         125,645
Asset Securitization Corp., FRN, 8.7837%, 2029 (a)                                      85,000          80,143
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1406%, 2040 (a)                250,000         250,232
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                20,000          19,749
CPS Auto Receivables Trust, 2.89%, 2009 (a)                                             19,503          19,135
Crest Ltd., 7%, 2040 (a)                                                               137,000         122,641
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                  153,000         164,567
DLJ Commercial Mortgage Corp., 6.04%, 2031                                             185,000         185,027
Falcon Franchise Loan LLC, 6.5%, 2014 (a)                                              250,000         210,771
Falcon Franchise Loan LLC, FRN, 3.9126%, 2025 (a)(i)                                   607,523          97,835
First Union National Bank Commercial Mortgage Trust, FRN, 1.1932%, 2043 (a)(i)       2,262,080          81,660
First Union-Lehman Brothers Bank of America, FRN, 0.6883%, 2035 (i)                  4,677,948          80,427
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)                    153,000         160,031
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1594%, 2030 (i)            1,432,988          32,226
Morgan Stanley Capital I, Inc., 7.18%, 2009                                            140,000         142,616
Morgan Stanley Capital I, Inc., 6.86%, 2010                                            185,000         185,677
Morgan Stanley Capital I, Inc., FRN, 1.4674%, 2039 (a)(i)                            1,332,449          93,219
Mortgage Capital Funding, Inc., FRN, 0.9324%, 2031 (i)                               1,235,307          14,038
Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%, 2031 (a)                         140,000         141,050
Prudential Securities Secured Financing Corp., FRN, 7.4419%, 2013 (a)                  171,000         176,699
Salomon Brothers Mortgage Securities, Inc., FRN, 7.28%, 2032 (a)                       224,179         238,974
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                            158,000         151,348
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                                                                                                 $   3,198,539
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Automotive - 3.1%
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American Axle & Manufacturing, Inc., 5.25%, 2014                                 $      40,000   $      33,200
Cooper Standard Automotive, Inc., 8.375%, 2014                                          80,000          63,100
Ford Motor Credit Co., 6.625%, 2008                                                     36,000          34,265
Ford Motor Credit Co., 5.625%, 2008                                                     15,000          13,876
Ford Motor Credit Co., 5.8%, 2009                                                      307,000         280,465
Ford Motor Credit Co., 7%, 2013                                                         31,000          26,680
General Motors Acceptance Corp., 5.85%, 2009                                           141,000         135,163
General Motors Acceptance Corp., 6.75%, 2014                                           246,000         228,490
General Motors Acceptance Corp., 8%, 2031                                               53,000          50,941
General Motors Corp., 8.375%, 2033                                                      34,000          27,370
Goodyear Tire & Rubber Co., 9%, 2015                                                    95,000          90,725
Johnson Controls, Inc., 5.25%, 2011                                                     30,000          29,235
Lear Corp., 8.11%, 2009                                                                 48,000          46,800
Lear Corp., 5.75%, 2014                                                                 20,000          16,300
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                                                                                                 $   1,076,610
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Banks & Credit Companies - 4.6%
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Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                                $      77,000   $      74,690
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                         82,000          80,873
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                           103,000          93,384
Bosphorus Financial Services Ltd., FRN, 6.97%, 2012 (a)                                100,000         100,387
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                       100,000          91,194
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                   102,000          98,864
DFS Funding Corp., FRN, 7.3294%, 2010 (a)                                              114,000         115,140
Kazkommerts International B.V., 10.125%, 2007 (a)                                       14,000          14,333
Kazkommerts International B.V., 10.125%, 2007                                           20,000          20,475
Kazkommerts International B.V., 8.5%, 2013                                              20,000          20,500
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                       80,000          75,914
Royal Bank of Scotland Group PLC, 9.118%, 2049                                          93,000         102,133
Russian Standard Finance S.A., 8.625%, 2011 (a)                                        101,000          96,455
Turanalem Finance B.V., 7.75%, 2013 (a)                                                100,000          97,125
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                             120,000         118,221
UFJ Finance Aruba AEC, 6.75%, 2013                                                      70,000          72,925
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                    125,000         139,041
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                  170,000         164,968
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                                                                                                 $   1,576,622
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Broadcast & Cable TV - 1.7%
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CCH I Holdings LLC, 11%, 2015                                                    $     130,000   $     113,750
CCH II Holdings LLC, 10.25%, 2010                                                       30,000          30,075
CSC Holdings, Inc., 8.125%, 2009                                                       165,000         167,888
Grupo Televisa S.A., 8.5%, 2032                                                         64,000          70,459
Mediacom LLC, 9.5%, 2013                                                                50,000          49,750
Rogers Cable, Inc., 5.5%, 2014                                                          79,000          70,113
TCI Communications, Inc., 9.8%, 2012                                                    81,000          93,442
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                                                                                                 $     595,477
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Building - 1.0%
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American Standard Cos., Inc., 7.375%, 2008                                       $     100,000   $     101,858
Goodman Global Holdings, Inc., 7.875%, 2012                                             95,000          90,725
Nortek Holdings, Inc., 8.5%, 2014                                                       70,000          67,725
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                      105,000          75,994
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                                                                                                 $     336,302
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Business Services - 1.0%
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Iron Mountain, Inc., 8.625%, 2013                                                $      55,000   $      55,000
Iron Mountain, Inc., 7.75%, 2015                                                        20,000          19,100
Nortel Networks Ltd., 10.75%, 2016 (a)                                                  25,000          25,438
SunGard Data Systems, Inc., 10.25%, 2015 (a)                                            95,000          98,206
Xerox Corp., 7.625%, 2013                                                              150,000         151,125
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                                                                                                 $     348,869
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Chemicals - 2.5%
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BCP Crystal Holdings Corp., 9.625%, 2014                                         $      68,000   $      73,780
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                               90,000          70,425
Equistar Chemicals, 10.625%, 2011                                                      100,000         107,375
Hexion U.S. Financial Corp., 9%, 2014                                                   65,000          65,813
Huntsman International LLC, 10.125%, 2009                                               90,000          91,350
Lyondell Chemical Co., 11.125%, 2012                                                   125,000         135,625
Nalco Co., 7.75%, 2011                                                                  65,000          64,838
Nalco Co., 8.875%, 2013                                                                 50,000          50,375
Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014                                     75,000          56,250
Yara International A.S.A., 5.25%, 2014 (a)                                             150,000         139,256
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                                                                                                 $     855,087
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Construction - 0.7%
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Lennar Corp., 5.125%, 2010                                                       $     130,000   $     124,292
Pulte Homes, Inc., 5.25%, 2014                                                         135,000         121,770
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                                                                                                 $     246,062
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Consumer Goods & Services - 0.6%
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Fortune Brands, Inc., 5.125%, 2011                                               $     107,000   $     102,479
Jarden Corp., 9.75%, 2012                                                               35,000          35,700
Revlon Consumer Products Corp., 9.5%, 2011                                              70,000          61,250
Simmons Co., 7.875%, 2014                                                               10,000           9,350
Visant Holding Corp., 8.75%, 2013 (a)                                                   10,000           9,650
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                                                                                                 $     218,429
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Containers - 1.1%
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Crown Americas, 7.75%, 2015 (a)                                                  $      70,000   $      68,950
Graham Packaging Co. LP, 9.875%, 2014                                                   80,000          79,200
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                      50,000          51,500
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                      165,000         165,413
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                                                                                                 $     365,063
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Defense Electronics - 0.9%
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BAE Systems Holdings, Inc., 5.2%, 2015 (a)                                       $     139,000   $     129,427
L-3 Communications Corp., 5.875%, 2015                                                  25,000          23,313
L-3 Communications Holdings, Inc, 6.125%, 2014                                         170,000         161,500
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                                                                                                 $     314,240
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Electronics - 0.4%
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Flextronics International Ltd., 6.5%, 2013                                       $      70,000   $      66,500
Sensata Technologies B.V., 8%, 2014 (a)                                                 60,000          57,900
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                                                                                                 $     124,400
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Emerging Market Quasi-Sovereign - 2.2%
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Gazprom OAO, 9.625%, 2013 (a)                                                    $     110,000   $     126,088
Gazprom OAO, 9.625%, 2013                                                              100,000         114,625
Gazprom OAO, 8.625%, 2034 (a)                                                          109,000         125,078
Pemex Project Funding Master Trust, 8.625%, 2022                                       133,000         148,694
Petronas Capital Ltd., 7.875%, 2022 (a)                                                100,000         114,462
Petronas Capital Ltd., 7.875%, 2022                                                    115,000         131,631
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                                                                                                 $     760,578
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Emerging Market Sovereign - 5.7%
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Federative Republic of Brazil, 8%, 2018                                          $      44,000   $      46,420
Federative Republic of Brazil, 8.875%, 2019                                             53,000          59,042
Federative Republic of Brazil, 11%, 2040                                                81,000         100,440
Republic of Argentina, FRN, 4.889%, 2012                                               158,375         146,351
Republic of Bulgaria, 8.25%, 2015                                                       97,000         109,746
Republic of Colombia, FRN, 6.97%, 2015                                                 100,000         100,503
Republic of Korea, 5.625%, 2025                                                        118,000         110,673
Republic of Panama, 9.375%, 2029                                                       136,000         160,480
Republic of South Africa, 9.125%, 2009                                                  33,000          35,393
Russian Federation, 3%, 2008                                                           664,000         626,550
Russian Federation, 11%, 2018                                                           90,000         124,065
United Mexican States, 6.375%, 2013                                                     58,000          58,145
United Mexican States, 6.625%, 2015                                                      8,000           8,100
United Mexican States, 8.125%, 2019                                                    203,000         229,390
United Mexican States, 8.3%, 2031                                                       45,000          51,975
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                                                                                                 $   1,967,273
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Energy - Independent - 1.2%
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Chesapeake Energy Corp., 7%, 2014                                                $       5,000   $       4,838
Chesapeake Energy Corp., 6.375%, 2015                                                  200,000         185,500
Chesapeake Energy Corp., 6.875%, 2016                                                   25,000          23,625
Hilcorp Energy I, 9%, 2016 (a)                                                          20,000          20,150
Newfield Exploration Co., 6.625%, 2014                                                  95,000          90,488
Quicksilver Resources, Inc., 7.125%, 2016                                               60,000          56,250
Whiting Petroleum Corp., 7%, 2014                                                       40,000          37,800
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                                                                                                 $     418,651
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Entertainment - 0.9%
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AMC Entertainment, Inc., 9.5%, 2011                                              $     101,000   $      99,233
AMC Entertainment, Inc., 11%, 2016                                                      40,000          42,800
Six Flags, Inc., 8.875%, 2010                                                           15,000          14,250
Six Flags, Inc., 9.75%, 2013                                                            75,000          68,906
Turner Broadcasting System, Inc., 8.375%, 2013                                          70,000          77,033
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                                                                                                 $     302,222
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Forest & Paper Products - 2.3%
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Buckeye Technologies, Inc., 8%, 2010                                             $      15,000   $      13,725
Buckeye Technologies, Inc., 8.5%, 2013                                                 130,000         123,500
Graphic Packaging International Corp., 8.5%, 2011                                      100,000          99,750
Graphic Packaging International Corp., 9.5%, 2013                                       80,000          79,200
Jefferson Smurfit Corp., 8.25%, 2012                                                    90,000          84,375
JSG Funding PLC, 7.75%, 2015                                                   EUR      65,000          75,211
MDP Acquisitions PLC, 9.625%, 2012                                               $      95,000          97,850
Millar Western Forest Products Ltd., 7.75%, 2013                                        15,000          11,400
Stone Container Corp., 7.375%, 2014                                                    110,000          97,350
Stora Enso Oyj, 6.404%, 2016 (a)                                                       100,000          96,922
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                                                                                                 $     779,283
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Gaming & Lodging - 3.1%
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Boyd Gaming Corp., 6.75%, 2014                                                   $      55,000   $      52,181
Harrah's Operating Co., Inc., 5.375%, 2013                                             120,000         110,933
Host Marriott LP, 7.125%, 2013                                                          90,000          89,663
Host Marriott LP, 6.375%, 2015                                                          50,000          47,000
Majestic Star Casino LLC, 9.75%, 2011 (a)                                               40,000          40,100
MGM Mirage, Inc., 8.375%, 2011                                                         195,000         199,875
MGM Mirage, Inc., 6.75%, 2013 (a)                                                       40,000          38,150
MGM Mirage, Inc., 6.875%, 2016 (a)                                                      35,000          32,681
Pokagon Gaming Authority, 10.375%, 2014 (a)                                             35,000          36,181
Royal Caribbean Cruises Ltd., 8%, 2010                                                  95,000          99,322
Scientific Games Corp., 6.25%, 2012                                                     85,000          79,475
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                100,000         104,375
Station Casinos, Inc., 6.5%, 2014                                                       45,000          41,850
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                  80,000          76,900
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                                                                                                 $   1,048,686
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Industrial - 1.2%
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Amsted Industries, Inc., 10.25%, 2011 (a)                                        $     145,000   $     155,150
Blount, Inc., 8.875%, 2012                                                              10,000           9,950
Education Management LLC, 8.75%, 2014 (a)                                               25,000          24,750
Education Management LLC, 10.25%, 2016 (a)                                              20,000          19,900
Interline Brands, Inc., 8.125%, 2014 (a)                                                15,000          14,963
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                       80,000          79,600
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                              60,000          51,000
Milacron Escrow Corp., 11.5%, 2011                                                      45,000          41,738
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                                                                                                 $     397,051
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Insurance - 1.8%
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Allianz AG, 5.5% to 2014, FRN to 2049                                          EUR     105,000   $     137,859
American International Group, Inc., 4.25%, 2013                                  $     199,000         180,895
ING Groep N.V., 5.775% to 2015, FRN to 2049                                            240,000         227,739
UnumProvident Corp., 7.625%, 2011                                                       21,000          21,882
UnumProvident Corp., 6.85%, 2015 (a)                                                    60,000          58,984
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                                                                                                 $     627,359
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Insurance - Property & Casualty - 0.7%
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AXIS Capital Holdings Ltd., 5.75%, 2014                                          $      90,000   $      84,903
St. Paul Travelers Cos., Inc., 6.25%, 2016                                             143,000         142,042
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                                                                                                 $     226,945
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International Market Quasi-Sovereign - 1.7%
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KfW Bankengruppe, FRN, 2.844%, 2007                                     EUR            156,000   $     199,303
Landesbank Baden-Wurttemberg, FRN, 2.508%, 2007                         EUR             52,000          66,478
Landesbank Baden-Wurttemberg, FRN, 2.961%, 2007                         EUR             90,000         115,059
Network Rail MTN Finance PLC, FRN, 2.913%, 2007                         EUR            160,000         204,533
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                                                                                                 $     585,373
--------------------------------------------------------------------------------------------------------------
International Market Sovereign - 13.6%
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Federal Republic of Germany, 3.5%, 2008                                 EUR            183,000   $     233,269
Federal Republic of Germany, 3.75%, 2015                                EUR            172,000         215,502
Federal Republic of Germany, 6.25%, 2030                                EUR             34,000          55,575
Government of New Zealand, 6.5%, 2013                                   NZD             86,000          54,112
Government of New Zealand, 6%, 2017                                     NZD             85,000          52,505
Kingdom of Denmark, 4%, 2015                                            DKK            159,000          27,009
Kingdom of Netherlands, 5.75%, 2007                                     EUR            199,000         258,210
Kingdom of Netherlands, 3.75%, 2009                                     EUR            226,000         289,160
Kingdom of Spain, 6%, 2008                                              EUR            227,000         300,918
Kingdom of Spain, 5.35%, 2011                                           EUR            174,000         237,876
Republic of Austria, 5.5%, 2007                                         EUR            233,000         305,331
Republic of Finland, 5.375%, 2013                                       EUR            377,000         523,283
Republic of France, 4.75%, 2007                                         EUR            425,000         550,834
Republic of France, 4.75%, 2012                                         EUR             57,000          76,189
Republic of France, 6%, 2025                                            EUR             38,000          59,429
Republic of Ireland, 4.25%, 2007                                        EUR            415,000         535,750
Republic of Ireland, 4.6%, 2016                                         EUR            164,000         218,611
United Kingdom Treasury, 5.75%, 2009                                    GBP            141,000         268,130
United Kingdom Treasury, 5%, 2012                                       GBP            140,000         261,702
United Kingdom Treasury, 8%, 2015                                       GBP             71,000         163,541
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                                                                                                 $   4,686,936
--------------------------------------------------------------------------------------------
Machinery & Tools - 1.0%
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Case Corp., 7.25%, 2016                                                          $      15,000   $      14,175
Case New Holland, Inc., 9.25%, 2011                                                    100,000         105,250
Case New Holland, Inc., 7.125%, 2014 (a)                                                70,000          66,850
Manitowoc Co., Inc., 10.5%, 2012                                                        59,000          64,015
Terex Corp., 10.375%, 2011                                                              43,000          45,473
Terex Corp., 7.375%, 2014                                                               50,000          49,750
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                                                                                                 $     345,513
--------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.5%
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Cardinal Health, Inc., 5.85%, 2017                                               $     135,000   $     128,719
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                       115,000          77,625
DaVita, Inc., 6.625%, 2013                                                              35,000          33,250
DaVita, Inc., 7.25%, 2015                                                               60,000          57,600
HCA, Inc., 6.375%, 2015                                                                170,000         157,513
HealthSouth Corp., 10.75%, 2016 (a)                                                     80,000          78,400
Omnicare, Inc., 6.875%, 2015                                                            60,000          57,000
Owens & Minor, Inc., 6.35%, 2016                                                        70,000          68,546
Tenet Healthcare Corp., 9.25%, 2015 (a)                                                 60,000          58,950
Triad Hospitals, Inc., 7%, 2013                                                         80,000          77,800
US Oncology, Inc., 10.75%, 2014                                                         55,000          59,675
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                                                                                                 $     855,078
--------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
--------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                            $      30,000   $      28,725
Codelco, Inc., 5.625%, 2035 (a)                                                         50,000          44,727
Foundation PA Coal Co., 7.25%, 2014                                                     10,000           9,750
Massey Energy Co., 6.875%, 2013                                                        100,000          93,000
Peabody Energy Corp., "B", 6.875%, 2013                                                 90,000          88,425
U.S. Steel Corp., 9.75%, 2010                                                           67,000          71,355
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     335,982
--------------------------------------------------------------------------------------------------------------
Mortgage Backed - 5.4%
--------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2034                                                      $     667,422   $     662,090
Fannie Mae, 5.5%, 2020 - 2035                                                        1,223,595       1,192,218
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                                                                                                 $   1,854,308
--------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
--------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                               $      40,000   $      37,500
--------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.7%
--------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                   $      35,000   $      36,969
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                                            40,000          39,850
CenterPoint Energy Resources Corp., 7.875%, 2013                                       192,000         208,704
El Paso Energy Corp., 7%, 2011                                                          60,000          59,175
El Paso Energy Corp., 7.75%, 2013                                                       90,000          90,675
Kinder Morgan Finance, 5.35%, 2011                                                     169,000         155,706
Southern Natural Gas Co., Inc., 8.875%, 2010                                           135,000         142,594
Williams Cos., Inc., 7.125%, 2011                                                      205,000         205,000
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     938,673
--------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.1%
--------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                              $      55,000   $      54,175
Citizens Communications Co., 9.25%, 2011                                               178,000         191,350
Citizens Communications Co., 9%, 2031                                                   75,000          75,938
Deutsche Telekom International Finance B.V., 8%, 2010                                   58,000          62,267
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                      20,000          20,350
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                       5,000           5,238
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                                         30,000          30,825
Qwest Corp., 8.875%, 2012                                                               50,000          52,750
Telecom Italia Capital, 4.875%, 2010                                                    26,000          24,862
Telefonica Europe B.V., 7.75%, 2010                                                    120,000         127,302
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                         60,000          61,500
Windstream Corp., 8.625%, 2016 (a)                                                      30,000          30,488
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     737,045
--------------------------------------------------------------------------------------------------------------
Oil Services - 0.1%
--------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                                    $      50,000   $      46,500
--------------------------------------------------------------------------------------------------------------
Oils - 0.4%
--------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                         $     140,000   $     144,590
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                     $      39,000   $      36,576
--------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
--------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                                    $      80,000   $      70,800
Dex Media East LLC, 9.875%, 2009                                                       100,000         105,750
Dex Media West LLC, 9.875%, 2013                                                       142,000         153,892
MediaNews Group, Inc., 6.875%, 2013                                                    135,000         122,850
R.H. Donnelley Corp., 8.875%, 2016 (a)                                                  65,000          65,569
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     518,861
--------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
--------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                    $      25,000   $      27,563
--------------------------------------------------------------------------------------------------------------
Real Estate - 0.9%
--------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                    $     120,000   $     113,779
Simon Property Group LP, REIT, 6.1%, 2016                                              190,000         188,533
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     302,312
--------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
--------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 6.25%, 2016                                                   $      40,000   $      39,592
--------------------------------------------------------------------------------------------------------------
Retailers - 0.9%
--------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                    $      90,000   $      89,550
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                              35,000          33,950
Jean Coutu Group (PJC), Inc., 8.5%, 2014                                                40,000          36,800
Limited Brands, Inc., 5.25%, 2014                                                      113,000         103,207
Steinway Musical Instruments, Inc., 7%, 2014 (a)                                        55,000          53,213
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     316,720
--------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
--------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                     $      70,000   $      70,000
--------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
--------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                       $      54,000   $      51,554
Safeway, Inc., 6.5%, 2011                                                               70,000          70,746
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     122,300
--------------------------------------------------------------------------------------------------------------
Supranational - 0.4%
--------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                                          $     140,000   $     130,069
--------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
--------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                $      84,000   $      91,980
Centennial Communications Corp., 10%, 2013                                              10,000           9,900
Centennial Communications Corp., 10.125%, 2013                                          50,000          52,625
Nextel Communications, Inc., 5.95%, 2014                                               195,000         187,326
Rogers Wireless, Inc., 7.5%, 2015                                                      110,000         111,100
Rural Cellular Corp., 9.875%, 2010                                                      75,000          77,156
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     530,087
--------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
--------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                         $     114,000   $     111,720
--------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
--------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                                    $      65,000   $      66,625
Stena AB, 7%, 2016                                                                      50,000          46,000
Westinghouse Air Brake Technologies Corp., 6.875%, 2013                                 35,000          34,125
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     146,750
--------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.3%
--------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                          $     190,000   $     189,680
Fannie Mae, 4.25%, 2007                                                                400,000         393,595
Small Business Administration, 6.35%, 2021                                             128,909         131,918
Small Business Administration, 4.34%, 2024                                             178,199         162,792
Small Business Administration, 4.99%, 2024                                             207,614         197,749
Small Business Administration, 4.86%, 2025                                             236,987         223,532
Small Business Administration, 4.625%, 2025                                             94,525          87,641
Small Business Administration, 5.11%, 2025                                              84,355          80,655
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,467,562
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.9%
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                $      68,000   $      69,174
U.S. Treasury Notes, 4.875%, 2008                                                       67,000          66,636
U.S. Treasury Notes, 4.125%, 2015 (f)                                                   53,000          49,213
U.S. Treasury Notes, 4.5%, 2015                                                         40,000          38,100
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                 78,686          74,226
U.S. Treasury Notes, TIPS, 3%, 2012                                                     89,630          92,298
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                281,680         262,589
--------------------------------------------------------------------------------------------------------------
                                                                                                 $     652,236
--------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.8%
--------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                            $     173,000   $     192,338
Duke Capital Corp., 8%, 2019                                                            66,000          74,623
Edison Mission Energy, 7.75%, 2016 (a)                                                  40,000          39,300
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                      13,000          13,995
Enersis S.A., 7.375%, 2014                                                             177,000         179,189
FirstEnergy Corp., 6.45%, 2011                                                          94,000          95,647
HQI Transelec Chile S.A., 7.875%, 2011                                                 130,000         136,892
Mirant North America LLC, 7.375%, 2013 (a)                                              90,000          86,850
MSW Energy Holdings LLC, 7.375%, 2010                                                   70,000          70,000
NRG Energy, Inc., 7.375%, 2016                                                         165,000         160,875
Progress Energy, Inc., 5.625%, 2016                                                     40,000          38,228
PSEG Power LLC, 8.625%, 2031                                                            73,000          89,360
TXU Corp., 5.55%, 2014                                                                 150,000         136,033
--------------------------------------------------------------------------------------------------------------
                                                                                                 $   1,313,330
--------------------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $33,360,694)                                                     $  32,997,945
--------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.5%
--------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                                         3,825   $      70,763
--------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%
--------------------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (a)                                                                     100   $      83,500
--------------------------------------------------------------------------------------------------------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST, $139,004)                                 $     154,263
--------------------------------------------------------------------------------------------------------------
Preferred Stocks - 0.0%
--------------------------------------------------------------------------------------------------------------
Real Estate - 0.0%
--------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B" (Identified Cost, $7,521)                                 275   $       7,150
--------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.4%
--------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.27%, due 7/03/06,
at Amortized Cost and Value (y)                                                  $   1,179,000   $   1,178,655
--------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $34,685,874) (k)                                           $  34,338,013
--------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.3%                                                                   91,317
--------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                            $  34,429,330
--------------------------------------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,370,108, representing 15.60% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2006, the series held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $31,373,770 and 91.37% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

CDO   Collateralized Debt Obligation
FRN   Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT  Real Estate Investment Trust
TIPS  Treasury Inflation Protected Security

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.
                                                                                                                 NET UNREALIZED
       CONTRACTS TO                                                                          CONTRACTS             APPRECIATION
      DELIVER/RECEIVE                SETTLEMENT DATE          IN EXCHANGE FOR                 AT VALUE           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
SALES

DKK        161,617                           8/28/06               $   27,232               $   27,811                $   (579)
EUR      2,626,238                   7/17/06-8/21/06                3,330,162                3,369,033                 (38,871)
GBP        386,017                            8/2/06                  723,002                  713,689                   9,313
JPY     28,412,650                           7/18/06                  245,000                  248,874                  (3,874)
NZD        683,681                            8/8/06                  430,271                  415,035                  15,236
                                                                   ----------               ----------                --------
                                                                   $4,755,667               $4,774,442                $(18,775)
                                                                   ----------               ----------                --------
PURCHASES

EUR        404,152                    7/17/06-8/7/06               $  522,896               $  517,502                 $(5,394)
JPY      8,932,607                           7/18/06                   81,951                   78,243                  (3,708)
NZD        488,091                            8/8/06                  300,012                  296,299                  (3,713)
                                                                   ----------               ----------                --------
                                                                   $  904,859               $  892,044                $(12,815)
                                                                   ----------               ----------                --------

At June 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $57,534 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2006:
                                                                                                                         UNREALIZED
                                                                                                     EXPIRATION        APPRECIATION
DESCRIPTION                                                 CONTRACTS                VALUE                 DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bond (Short)                                          2             $213,312               Sep-06            $   274
U.S. Treasury Note 5 yr (Long)                                      2              206,812               Sep-06             (1,288)
U.S. Treasury Note 10 yr (Short)                                    9              943,734               Sep-06              1,102
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $    88
                                                                                                                           -------

CREDIT DEFAULT SWAPS

                                                                                                                      UNREALIZED
                     NOTIONAL PRINCIPAL                                                                             APPRECIATION
EXPIRATION           AMOUNT OF CONTRACT                               DESCRIPTION                                 (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------

    12/20/12              $150,000         Agreement between the series and Merrill Lynch Capital Services to       $ 147
                                           exchange the credit risk of Bear Stearns Co., Inc. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.30% of the notional amount of $150,000 until maturity on December 20, 2012. If Bear Stearns Co., Inc.
                                           experiences one of the following credit events; bankruptcy, failure to pay, or a restructuring, the series would then purchase
                                           $150,000 par of Bear Stearns bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver $150,000 in cash to the series.

     9/20/10              $120,000         Agreement between the series and Merrill Lynch International to          $(222)
                                           exchange the credit risk of Lennar Corp. As a buyer of protection, the series agrees to pay Merrill Lynch quarterly at a fixed annual rate of 0.68% of the notional amount of $120,000 until maturity on
                                           September 20, 2010. If Lennar Corp. experiences one of the following credit events: bankruptcy, failure to pay, or a
                                           restructuring, the series would then purchase $120,000 par of
                                           Lennar Corp. bonds at the post credit event market price, and then deliver those bonds to Merrill Lynch, who in turn would deliver
                                           $120,000 in cash to the series.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $(75)

At June 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar.
All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

DKK  Danish Krone
EUR  Euro
GBP  British Pound
JPY  Japanese Yen
NZD  New Zealand Dollar

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $34,685,874)                                       $34,338,013
Cash                                                                                            13,770
Foreign currency, at value (identified cost, $14,310)                                           14,532
Receivable for forward foreign currency exchange contracts                                      26,536
Receivable for investments sold                                                                115,608
Receivable for series shares sold                                                               21,048
Interest receivable                                                                            579,283
Receivable from investment adviser                                                              14,008
Unrealized appreciation on credit default swaps                                                    147
Other assets                                                                                       735
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $35,123,680
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                                        $58,126
Payable for forward foreign currency exchange contracts subject to master netting
agreements                                                                                      57,534
Payable for daily variation margin on open futures contracts                                     5,172
Payable for investments purchased                                                              492,217
Payable for series shares reacquired                                                             8,935
Unrealized depreciation on credit default swaps                                                    222
Payable to affiliates
  Management fee                                                                                   704
  Shareholder servicing costs                                                                      141
  Distribution fees                                                                                 42
  Administrative services fee                                                                       48
Payable for independent trustees' compensation                                                       3
Accrued expenses and other liabilities                                                          71,206
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $694,350
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $34,429,330
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $34,447,832
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies                                                             (430,717)
Accumulated distributions in excess of net realized gain on investments and foreign
currency transactions                                                                         (462,102)
Undistributed net investment income                                                            874,317
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $34,429,330
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           3,425,819
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                               $28,302,228
  Shares outstanding                                                                         2,810,450
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $10.07
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                                $6,127,102
  Shares outstanding                                                                           615,369
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                             $9.96
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                   $1,151,177
  Dividends                                                                                       5,849
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,157,026
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $137,870
  Distribution fees                                                                               7,472
  Shareholder servicing costs                                                                     6,746
  Administrative services fee                                                                     7,873
  Independent trustees' compensation                                                                630
  Custodian fee                                                                                  35,528
  Shareholder communications                                                                     16,439
  Auditing fees                                                                                  25,043
  Legal fees                                                                                        914
  Miscellaneous                                                                                   3,116
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $241,631
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                           (3,036)
  Reduction of expenses by investment adviser                                                   (68,595)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $170,000
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $987,026
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                     $(124,176)
  Futures contracts                                                                              11,423
  Swap transactions                                                                                (215)
  Foreign currency transactions                                                                 (90,593)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                           $(203,561)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                                 $(426,542)
  Futures contracts                                                                                  88
  Swap transactions                                                                                 (49)
  Translation of assets and liabilities in foreign currencies                                  (103,690)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                          $(530,193)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                         $(733,754)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                                 $253,272
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                     SIX MONTHS ENDED              YEAR ENDED
                                                                                              6/30/06                12/31/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $987,026             $1,994,664
Net realized gain (loss) on investments and foreign currency transactions                     (203,561)               485,040
Net unrealized gain (loss) on investments and foreign currency translation                    (530,193)            (1,792,020)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                          $253,272               $687,684
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                            $(1,694,336)           $(2,203,761)
  Service Class                                                                               (300,510)              (361,504)
From net realized gain on investments and foreign currency transactions
  Initial Class                                                                               (226,565)              (115,412)
  Service Class                                                                                (42,075)               (19,697)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                               $(2,263,486)           $(2,700,374)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                        $(2,074,593)            $2,326,808
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                 $(4,084,807)              $314,118
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                      38,514,137             38,200,019
At end of period (including undistributed net investment income of $874,317 and
$1,882,137, respectively)                                                                  $34,429,330            $38,514,137
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS
                                                          SIX MONTHS                      YEARS ENDED 12/31
                                                            ENDED       -------------------------------------------------------
                                                           6/30/06         2005        2004        2003        2002        2001
                                                         (UNAUDITED)

Net asset value, beginning of period                        $10.64       $11.25      $11.02      $10.53      $10.09      $10.01
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                    $0.28        $0.56       $0.59       $0.55       $0.50       $0.50
Net realized and unrealized gain (loss) on investments
and foreign currency                                         (0.21)       (0.37)       0.22        0.51        0.32       (0.04)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.07        $0.19       $0.81       $1.06       $0.82       $0.46
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.57)      $(0.76)     $(0.58)     $(0.57)     $(0.38)     $(0.38)
From net realized gain on investments and foreign
currency transactions                                        (0.07)       (0.04)         --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.64)      $(0.80)     $(0.58)     $(0.57)     $(0.38)     $(0.38)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $10.07       $10.64      $11.25      $11.02      $10.53      $10.09
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                    0.67(n)      1.89        7.73       10.38        8.40        4.75
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.27(a)      1.25        1.08        1.11        1.10        1.12
Expenses after expense reductions (f)                         0.90(a)      0.90        0.90        0.90        0.90        0.92
Net investment income                                         5.41(a)      5.24        5.41        5.16        4.85        4.99
Portfolio turnover                                              31           64          69         146         249         171
Net assets at end of period (000 Omitted)                  $28,302      $32,323     $33,700     $35,888     $37,505     $47,484
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS
                                                          SIX MONTHS                      YEARS ENDED 12/31
                                                            ENDED       -------------------------------------------------------
                                                           6/30/06         2005        2004        2003        2002        2001
                                                         (UNAUDITED)
Net asset value, beginning of period                        $10.52       $11.13      $10.91      $10.45      $10.03       $9.97
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                    $0.26        $0.53       $0.57       $0.52       $0.44       $0.45
Net realized and unrealized gain (loss) on investments
and foreign currency                                         (0.21)       (0.37)       0.21        0.50        0.36       (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.05        $0.16       $0.78       $1.02       $0.80       $0.44
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                  $(0.54)      $(0.73)     $(0.56)     $(0.56)     $(0.38)     $(0.38)
From net realized gain on investments and foreign
currency transactions                                        (0.07)       (0.04)         --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.61)      $(0.77)     $(0.56)     $(0.56)     $(0.38)     $(0.38)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $9.96       $10.52      $11.13      $10.91      $10.45      $10.03
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                                    0.53(n)      1.62        7.54       10.10        8.19        4.56
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.53(a)      1.50        1.32        1.36        1.35        1.32
Expenses after expense reductions (f)                         1.15(a)      1.15        1.14        1.15        1.15        1.12
Net investment income                                         5.17(a)      4.99        5.01        4.86        4.50        4.64
Portfolio turnover                                              31           64          69         146         249         171
Net assets at end of period (000 Omitted)                   $6,127       $6,191      $4,500      $9,106      $3,390        $339
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006, there were 31 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

FUTURES CONTRACTS - The series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the series. Upon entering into such contracts, the series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The series may enter into credit default swaps to limit or to reduce risk exposure of the series to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The series may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the series is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                12/31/05              12/31/04
Ordinary income (including any
short-term capital gains)                     $2,565,265            $2,377,974

Long-term capital gain                           135,109                    --
------------------------------------------------------------------------------
Total distributions                           $2,700,374            $2,377,974

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF JUNE 30, 2006

              Cost of investments                         $34,905,659
              -------------------------------------------------------
              Gross appreciation                             $414,827
              Gross depreciation                             (982,473)
              -------------------------------------------------------
              Net unrealized appreciation (depreciation)    $(567,646)

              AS OF DECEMBER 31, 2005

              Undistributed ordinary income                $2,068,165
              Undistributed long-term capital gain            193,792
              Post-October capital loss deferral              (75,572)
              Other temporary differences                     (68,942)
              Net unrealized appreciation (depreciation)     (125,731)

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% in excess of $1 billion. For the six months ended June 30, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.75% of the series' average daily net assets.

The investment adviser has agreed in writing to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the series' average daily net assets. This written agreement will continue until May 1, 2007. For the six months ended June 30, 2006, this reduction amounted to $68,482 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006, the fee was $6,434, which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006, these costs amounted to $156.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series' annual fixed amount was $10,000. Effective April 1, 2006, the series' annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0429% of the series' average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006, the fee paid to Tarantino LLC was $153. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $113, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                          $175,864        $1,320,160
------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                      $10,685,202       $12,982,042
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                          SIX MONTHS ENDED                  YEAR ENDED
                                                                               6/30/06                       12/31/05
                                                                       SHARES         AMOUNT          SHARES         AMOUNT
Shares sold
  Initial Class                                                         243,953       $2,564,902       564,180       $6,065,128
  Service Class                                                          71,697          730,871       222,027        2,383,290
-------------------------------------------------------------------------------------------------------------------------------
                                                                        315,650       $3,295,773       786,207       $8,448,418

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                         190,376       $1,920,901       224,075       $2,319,173
  Service Class                                                          34,327          342,585        37,191          381,201
-------------------------------------------------------------------------------------------------------------------------------
                                                                        224,703       $2,263,486       261,266       $2,700,374

Shares reacquired
  Initial Class                                                        (661,000)     $(6,807,499)     (745,845)     $(8,030,315)
  Service Class                                                         (79,230)        (826,353)      (75,102)        (791,669)
-------------------------------------------------------------------------------------------------------------------------------
                                                                       (740,230)     $(7,633,852)     (820,947)     $(8,821,984)

Net change
  Initial Class                                                        (226,671)     $(2,321,696)       42,410         $353,986
  Service Class                                                          26,794          247,103       184,116        1,972,822
-------------------------------------------------------------------------------------------------------------------------------
                                                                       (199,877)     $(2,074,593)      226,526       $2,326,808

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $120 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                               VWG-SEM 8/06 2M

MFS(R) Variable Insurance Trust

SEMIANNUAL REPORT 6/30/06

MFS(R) TOTAL RETURN SERIES

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) TOTAL RETURN SERIES

Objective: Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide reasonable opportunity for growth of capital and income.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     21
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     26
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             26
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    26
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Contract Owners:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION (i)

              PORTFOLIO STRUCTURE

              Common Stocks                              59.0%
              Bonds                                      38.9%
              Cash & Other Net Assets                     2.1%

              TOP TEN HOLDINGS (i)

              Fannie Mae, 5.5%, 30 year                   4.0%
              ------------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008           3.4%
              ------------------------------------------------
              U.S. Treasury Notes, 6.5%, 2010             2.9%
              ------------------------------------------------
              Bank of America Corp.                       2.6%
              ------------------------------------------------
              Wyeth                                       1.5%
              ------------------------------------------------
              Merck & Co., Inc.                           1.5%
              ------------------------------------------------
              J.P. Morgan Chase & Co.                     1.4%
              ------------------------------------------------
              U.S. Treasury Bonds, 6.25%, 2023            1.4%
              ------------------------------------------------
              Sprint Nextel Corp.                         1.3%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.3%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         16.2%
              ------------------------------------------------
              Energy                                      6.8%
              ------------------------------------------------
              Utilities & Communications                  6.6%
              ------------------------------------------------
              Health Care                                 5.6%
              ------------------------------------------------
              Technology                                  5.0%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Consumer Staples                            3.6%
              ------------------------------------------------
              Basic Materials                             3.6%
              ------------------------------------------------
              Retailing                                   2.4%
              ------------------------------------------------
              Leisure                                     1.9%
              ------------------------------------------------
              Autos & Housing                             1.6%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.3%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 13.8%
              ------------------------------------------------
              U.S. Treasury Securities                   12.1%
              ------------------------------------------------
              High Grade Corporates                       7.6%
              ------------------------------------------------
              U.S. Government Agencies                    2.5%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       2.0%
              ------------------------------------------------
              Asset-Backed Securities                     0.5%
              ------------------------------------------------
              Emerging Market Debt                        0.3%
              ------------------------------------------------
              High Yield Corporates                       0.1%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 6/30/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JANUARY 1, 2006 THROUGH JUNE 30, 2006.

As a contract holder of the series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the series is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     1/01/06-
Share Class                 Ratio      1/01/06         6/30/06         6/30/06
--------------------------------------------------------------------------------
        Actual              0.82%    $1,000.00        $1,018.20         $4.10
Initial ------------------------------------------------------------------------
 Class  Hypothetical(h)     0.82%    $1,000.00        $1,020.73         $4.11
--------------------------------------------------------------------------------
        Actual              1.07%    $1,000.00        $1,016.80         $5.35
Service ------------------------------------------------------------------------
 Class  Hypothetical(h)     1.07%    $1,000.00        $1,019.49         $5.36
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/06

The Portfolio of Investments is a complete list of all securities owned by your series. It is categorized by broad-based asset classes.

Common Stocks - 59.0%

-------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES/PAR           VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.0%
-------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                 870,985     $   23,560,144
Grupo Televisa S.A., ADR                                                                       112,400          2,170,444
Viacom, Inc., "B" (n)                                                                          217,820          7,806,669
Walt Disney Co.                                                                                 92,600          2,778,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   36,315,257
-------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                          421,270     $   30,221,910
Northrop Grumman Corp.                                                                         250,130         16,023,328
United Technologies Corp.                                                                      349,400         22,158,948
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   68,404,186
-------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                     909,322     $   15,279,349
Molson Coors Brewing Co. (l)                                                                    65,000          4,412,200
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   19,691,549
-------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
-------------------------------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                                                143,300     $   11,607,300
-------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          95,680     $    7,866,810
-------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.1%
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           216,040     $   11,497,649
Bank of America Corp.                                                                        1,896,791         91,235,647
Bank of New York Co., Inc.                                                                     512,980         16,517,956
Capital One Financial Corp.                                                                    118,530         10,128,388
Citigroup, Inc.                                                                                808,673         39,010,385
Countrywide Financial Corp.                                                                    228,840          8,714,227
Fannie Mae                                                                                     307,200         14,776,320
Freddie Mac                                                                                     53,460          3,047,755
J.P. Morgan Chase & Co.                                                                      1,158,094         48,639,948
PNC Financial Services Group, Inc.                                                             595,250         41,768,692
SunTrust Banks, Inc.                                                                           316,390         24,127,901
UBS AG                                                                                          77,099          8,441,266
Wells Fargo & Co.                                                                               68,690          4,607,725
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  322,513,859
-------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                                                 29,700     $    1,937,331
-------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.2%
-------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                       102,690     $    8,914,519
Goldman Sachs Group, Inc.                                                                      145,470         21,883,052
KKR Private Equity Investments LP, IEU (n)                                                     127,640          2,795,316
Lehman Brothers Holdings, Inc.                                                                 210,160         13,691,924
Mellon Financial Corp.                                                                       1,153,315         39,708,635
Merrill Lynch & Co., Inc.                                                                      237,320         16,507,979
Morgan Stanley                                                                                 132,800          8,394,288
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  111,895,713
-------------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                                            381,940     $   10,816,541
-------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%
-------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                         104,470     $    8,438,042
Dow Chemical Co.                                                                               135,040          5,270,611
E.I. du Pont de Nemours & Co.                                                                  252,360         10,498,176
Nalco Holding Co. (n)                                                                          434,640          7,662,703
PPG Industries, Inc.                                                                           235,960         15,573,360
Syngenta AG                                                                                     52,560          6,978,511
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   54,421,403
-------------------------------------------------------------------------------------------------------------------------
Computer Software - 2.2%
-------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (n)                                                                          2,417,500     $   16,197,250
Oracle Corp. (n)                                                                             1,508,630         21,860,049
Symantec Corp. (n)                                                                           2,662,880         41,381,155
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   79,438,454
-------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                                                 952,560     $   23,251,990
Hewlett-Packard Co.                                                                            102,700          3,253,536
Sun Microsystems, Inc. (l)(n)                                                                2,286,250          9,487,938
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   35,993,464
-------------------------------------------------------------------------------------------------------------------------
Construction - 1.4%
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                              140,300     $    3,341,946
Masco Corp. (l)                                                                              1,437,880         42,618,763
Sherwin-Williams Co.                                                                            47,250          2,243,430
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   48,204,139
-------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                              91,540     $    4,459,829
Estee Lauder Cos., Inc., "A"                                                                   322,550         12,473,008
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   16,932,837
-------------------------------------------------------------------------------------------------------------------------
Containers - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (l)(n)                                                                  1,936,950     $   32,463,282
Smurfit-Stone Container Corp. (l)(n)                                                           125,490          1,372,861
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   33,836,143
-------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%
-------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     64,760     $    6,017,499
General Electric Co.                                                                           647,080         21,327,757
Tyco International Ltd.                                                                      1,501,560         41,292,900
W.W. Grainger, Inc.                                                                             69,220          5,207,421
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   73,845,577
-------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%
-------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                           152,960     $    4,916,134
Intel Corp.                                                                                    591,540         11,209,683
Xilinx, Inc.                                                                                   135,890          3,077,909
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   19,203,726
-------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                   438,560     $   29,931,720
Devon Energy Corp.                                                                             502,990         30,385,626
EOG Resources, Inc.                                                                             72,820          5,049,339
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   65,366,685
-------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.7%
-------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                                    113,340     $    7,889,597
Chevron Corp.                                                                                  193,530         12,010,472
ConocoPhillips                                                                                 404,210         26,487,881
Exxon Mobil Corp.                                                                              770,012         47,240,236
Hess Corp.                                                                                     278,890         14,739,336
TOTAL S.A., ADR                                                                                361,080         23,657,962
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  132,025,484
-------------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                                      61,880     $    2,554,406
Coca-Cola Co.                                                                                  154,100          6,629,382
Kellogg Co.                                                                                    356,560         17,268,201
Nestle S.A.                                                                                     30,000          9,412,534
PepsiCo, Inc.                                                                                  144,820          8,694,993
Sara Lee Corp.                                                                                 202,110          3,237,802
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   47,797,318
-------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Bowater, Inc. (l)                                                                              613,960     $   13,967,590
International Paper Co. (l)                                                                    118,320          3,821,736
MeadWestvaco Corp. (l)                                                                         139,350          3,892,045
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   21,681,371
-------------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                               98,880     $    3,619,008
Saks, Inc. (l)                                                                                 969,400         15,675,198
Wal-Mart Stores, Inc.                                                                          457,980         22,060,897
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   41,355,103
-------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.3%
-------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                     32,040     $    3,156,260
WellPoint, Inc. (n)                                                                            106,100          7,720,897
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   10,877,157
-------------------------------------------------------------------------------------------------------------------------
Insurance - 3.9%
-------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                       104,230     $    5,272,996
AFLAC, Inc.                                                                                    100,700          4,667,445
Allstate Corp.                                                                                 760,930         41,645,699
Chubb Corp.                                                                                     91,960          4,588,804
Conseco, Inc. (n)                                                                              944,230         21,811,713
Genworth Financial, Inc., "A"                                                                  584,680         20,370,251
Hartford Financial Services Group, Inc.                                                        197,945         16,746,147
MetLife, Inc.                                                                                  381,270         19,524,837
Safeco Corp.                                                                                    91,100          5,133,485
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  139,761,377
-------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                   123,760     $    2,241,294
Mattel, Inc.                                                                                   735,300         12,139,803
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   14,381,097
-------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                    191,360     $   15,976,646
Finning International, Inc. (a)                                                                  7,170            238,690
Finning International, Inc.                                                                        280              9,321
Illinois Tool Works, Inc.                                                                      153,160          7,275,100
Ingersoll-Rand Co. Ltd., "A" (l)                                                               122,050          5,221,299
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   28,721,056
-------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. (l)(n)                                                                1,429,570     $    9,978,399
-------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                      33,370     $    1,226,681
Pall Corp. (l)                                                                                 327,540          9,171,120
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   10,397,801
-------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
-------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                               233,970     $    4,534,403
-------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                             46,300     $    1,081,568
-------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 1.3%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                                        658,940     $   12,869,098
Nortel Networks Corp. (n)                                                                   14,264,220         31,951,853
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   44,820,951
-------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.3%
-------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            413,220     $   23,863,455
Noble Corp.                                                                                    308,775         22,979,036
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   46,842,491
-------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                            109,620     $    4,780,528
Eli Lilly & Co.                                                                                252,630         13,962,860
Johnson & Johnson                                                                              611,460         36,638,683
Merck & Co., Inc.                                                                            1,456,450         53,058,473
Wyeth                                                                                        1,196,330         53,129,015
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  161,569,559
-------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.5%
-------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A" (l)                                                                    653,680     $   16,041,307
-------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                             163,810     $   12,981,942
Norfolk Southern Corp.                                                                         165,340          8,799,395
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   21,781,337
-------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                 135,300     $    8,648,376
Praxair, Inc.                                                                                   78,840          4,257,360
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   12,905,736
-------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                      387,900     $    6,749,460
Home Depot, Inc.                                                                               176,650          6,322,303
OfficeMax, Inc.                                                                                487,090         19,848,917
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   32,920,680
-------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (l)                                                                    393,759     $    8,387,067
-------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.3%
-------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                     366,884     $   10,232,395
Embarq Corp. (n)                                                                               183,285          7,512,852
Sprint Nextel Corp.                                                                          2,395,510         47,886,245
TELUS Corp.                                                                                    164,500          6,776,084
Verizon Communications, Inc.                                                                 1,295,095         43,372,732
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  115,780,308
-------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                             603,720     $   44,331,160
-------------------------------------------------------------------------------------------------------------------------
Trucking - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Con-way, Inc. (l)                                                                               12,200     $      706,746
-------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                       315,800     $   23,618,682
Edison International                                                                           124,700          4,863,300
Entergy Corp.                                                                                   36,700          2,596,525
Exelon Corp.                                                                                   186,120         10,577,200
FirstEnergy Corp.                                                                               93,270          5,056,167
FPL Group, Inc.                                                                              1,039,390         43,009,958
NRG Energy, Inc. (n)                                                                            76,850          3,702,633
PPL Corp.                                                                                      214,560          6,930,288
Public Service Enterprise Group, Inc.                                                           59,680          3,946,042
TXU Corp.                                                                                       68,410          4,090,234
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  108,391,029
-------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $1,903,782,830)                                                    $2,095,361,479
-------------------------------------------------------------------------------------------------------------------------

Bonds - 38.6%
-------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
-------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                         $  1,384,000     $    1,564,100
News America, Inc., 6.2%, 2034                                                                 816,000            740,513
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    2,304,613
-------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                          $  4,290,000     $    4,437,374
-------------------------------------------------------------------------------------------------------------------------
Agency - Other - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Financing Corp., 9.65%, 2018                                                              $    755,000     $    1,022,382
-------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                  $  2,298,305     $    2,285,322
-------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.6%
-------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                     $    494,563     $      492,950
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                 3,300,000          3,069,312
Banc of America Commercial Mortgage, Inc., FRN, 5.354%, 2047                                 1,321,987          1,257,632
Banc of America Commercial Mortgage, Inc., FRN, 5.354%, 2047                                 1,650,000          1,576,626
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1406%, 2040 (a)                      3,070,000          3,072,845
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                         1,672,863          1,585,604
Capital One Auto Finance Trust, 3.18%, 2010                                                    955,000            937,341
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                        73,288             74,492
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2020                        1,730,000          1,679,285
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                       233,000            230,072
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                                     4,296,000          4,248,006
CPS Auto Receivables Trust, 2.89%, 2009 (a)                                                    258,894            253,999
CRIIMI MAE CMBS Corp., 6.701%, 2008 (a)                                                        161,000            161,240
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                                           1,103,146          1,106,069
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                      1,101,656          1,111,104
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                                                    548,689            559,492
GE Commercial Mortgage Corp., FRN, 5.5185%, 2044                                             2,120,000          2,037,321
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                     1,659,715          1,586,826
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                2,335,766          2,227,958
Greenwich Capital Commercial Funding Corp., FRN, 6.1101%, 2016                               2,150,000          2,161,758
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                2,602,000          2,512,704
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                          2,535,000          2,332,585
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037                    2,600,000          2,418,945
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3816%, 2041                   2,602,000          2,501,853
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.4723%, 2043                   3,755,000          3,611,111
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                    2,811,995          2,651,324
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 6.48%, 2030                          2,166,095          2,179,662
Merrill Lynch Mortgage Trust, FRN, 5.8444%, 2039                                             3,808,000          3,752,071
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.6703%, 2039                      1,800,000          1,749,931
Morgan Stanley Capital I, Inc., 5.168%, 2042                                                 1,298,138          1,236,281
Morgan Stanley Capital I, Inc., FRN, 0.7263%, 2030 (a)(i)                                   27,582,827            424,847
Multi-Family Capital Access One, Inc., 6.65%, 2024                                           1,027,377          1,041,514
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                      1,149,796          1,124,777
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                          190,331            189,515
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                1,194,000          1,150,208
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                              2,208,000          2,168,981
Spirit Master Funding LLC, 5.05%, 2023 (a)                                                   2,690,020          2,500,520
Structured Asset Securities Corp., FRN, 4.67%, 2035                                          4,363,839          4,293,155
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                                   1,070,693          1,079,002
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                        3,350,000          3,131,968
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                                         3,500,000          3,211,094
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                   3,148,000          2,929,976
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                   3,154,818          2,979,269
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                   3,350,000          3,169,756
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                                  2,213,000          2,107,067
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                  2,791,000          2,673,492
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (a)                               2,850,000          2,865,362
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   91,416,902
-------------------------------------------------------------------------------------------------------------------------
Automotive - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                        $  2,627,000     $    2,492,534
-------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.8%
-------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                               $  3,232,000     $    3,921,276
Bank of America Corp., 7.4%, 2011                                                            3,742,000          3,981,552
Bank of America Corp., 5.375%, 2014                                                          2,521,000          2,440,270
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)                                            2,559,000          2,559,003
Citigroup, Inc., 5%, 2014                                                                    5,894,000          5,516,590
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                         1,856,000          1,763,339
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                         1,912,000          1,853,206
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)                                   1,904,000          2,028,209
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                     1,249,000          1,216,846
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                            3,550,000          3,368,673
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                     2,619,000          2,526,261
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                                           622,000            651,261
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)                                              1,496,000          1,372,761
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                            4,864,000          4,541,974
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                                       1,662,000          1,697,226
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                   3,610,000          3,556,475
UFJ Finance Aruba AEC, 6.75%, 2013                                                           2,864,000          2,983,661
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                          1,754,000          1,951,016
Wachovia Corp., 5.25%, 2014                                                                  5,584,000          5,325,790
Wells Fargo & Co., 5.125%, 2016                                                                277,000            258,499
Wells Fargo National Bank, 4.75%, 2015                                                       5,484,000          5,063,174
Woori Bank, 6.125% to 2011, FRN to 2016 (a)                                                  4,567,000          4,502,057
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   63,079,119
-------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                    $  2,769,000     $    2,485,371
TCI Communications Financing III, 9.65%, 2027                                                2,363,000          2,519,561
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    5,004,932
-------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                     $  2,696,000     $    2,669,822
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                    884,000            904,904
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                     847,000            809,350
Merrill Lynch & Co., Inc., 5.45%, 2014                                                       2,936,000          2,834,276
Merrill Lynch & Co., Inc., 6.05%, 2016                                                       2,839,000          2,820,300
Morgan Stanley Group, Inc., 6.75%, 2011                                                      1,874,000          1,945,636
Morgan Stanley Group, Inc., 4.75%, 2014                                                      1,868,000          1,712,620
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   13,696,908
-------------------------------------------------------------------------------------------------------------------------
Building - 0.0%
-------------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                            $    981,000     $    1,017,476
-------------------------------------------------------------------------------------------------------------------------
Business Services - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                           $  2,492,000     $    2,392,886
-------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                              $  2,183,000     $    2,276,773
-------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                               $  2,419,000     $    2,421,378
Fortune Brands, Inc., 5.125%, 2011                                                           2,643,000          2,531,317
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    4,952,695
-------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
-------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.2%, 2015 (a)                                                $  2,490,000     $    2,318,511
Raytheon Co., 6.15%, 2008                                                                      672,000            678,569
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    2,997,080
-------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                          $    199,000     $      222,482
-------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
-------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                             $    860,000     $      796,444
United Mexican States, 6.375%, 2013                                                          1,864,000          1,868,660
United Mexican States, 6.625%, 2015                                                            161,000            163,013
United Mexican States, 5.625%, 2017                                                          1,656,000          1,540,080
United Mexican States, 7.5%, 2033                                                            1,261,000          1,339,813
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    5,708,010
-------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                $    648,000     $      673,727
Nexen, Inc., 5.875%, 2035                                                                    1,950,000          1,721,505
Ocean Energy, Inc., 4.375%, 2007                                                             2,745,000          2,700,482
Ocean Energy, Inc., 7.25%, 2011                                                              1,082,000          1,140,504
XTO Energy, Inc., 5.65%, 2016                                                                3,560,000          3,375,734
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    9,611,952
-------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                $  1,909,000     $    1,888,717
Walt Disney Co., 6.375%, 2012                                                                2,970,000          3,047,680
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    4,936,397
-------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                  $  3,040,000     $    2,979,610
General Electric Capital Corp., 8.75%, 2007                                                    129,000            132,323
General Electric Capital Corp., 5.45%, 2013                                                  2,003,000          1,968,805
General Electric Capital Corp., 6.75%, 2032                                                  2,220,000          2,369,681
HSBC Finance Corp., 5.25%, 2011                                                              2,415,000          2,358,685
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    9,809,104
-------------------------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                                                   $  3,988,000     $    3,746,172
Diageo Finance B.V., 5.5%, 2013                                                              3,510,000          3,416,343
Miller Brewing Co., 5.5%, 2013 (a)                                                           4,880,000          4,682,267
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   11,844,782
-------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.0%
-------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                            $    968,000     $      906,910
-------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                                                  $  2,756,000     $    2,707,833
-------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%
-------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                      $    299,000     $      299,170
American International Group, Inc., 4.25%, 2013                                              5,065,000          4,604,191
American International Group, Inc., 5.05%, 2015 (a)                                          3,100,000          2,892,006
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                  4,321,000          4,100,249
MetLife, Inc., 6.5%, 2032                                                                      840,000            838,498
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   12,734,114
-------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                              $  1,038,000     $      973,070
Allstate Corp., 5.55%, 2035                                                                  1,211,000          1,058,028
Fund American Cos., Inc., 5.875%, 2013                                                       1,208,000          1,159,071
St. Paul Travelers Cos., Inc., 5.5%, 2015                                                    1,742,000          1,645,373
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    4,835,542
-------------------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                  $  1,035,000     $    1,064,849
-------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                                        $  2,788,000     $    2,658,291
HCA, Inc., 8.75%, 2010                                                                         466,000            491,287
HCA, Inc., 6.95%, 2012                                                                       1,792,000          1,749,223
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    4,898,801
-------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Alcan, Inc., 5%, 2015                                                                     $    832,000     $      768,715
-------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.8%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                  $  1,475,000     $    1,468,781
Fannie Mae, 6.33%, 2011                                                                        371,500            377,866
Fannie Mae, 6.258%, 2011                                                                       402,431            410,254
Fannie Mae, 4.78%, 2012                                                                      1,873,288          1,791,866
Fannie Mae, 5.37%, 2013                                                                        848,289            832,516
Fannie Mae, 4.62%, 2013                                                                        232,005            219,577
Fannie Mae, 4.845%, 2013                                                                       456,278            435,100
Fannie Mae, 4.01%, 2013                                                                        257,274            234,151
Fannie Mae, 4.019%, 2013                                                                     1,449,446          1,320,262
Fannie Mae, 4.63%, 2014                                                                        634,359            594,434
Fannie Mae, 4.518%, 2014                                                                     2,174,005          2,026,602
Fannie Mae, 4.847%, 2014                                                                     1,473,361          1,398,999
Fannie Mae, 4.925%, 2015                                                                     3,838,111          3,648,908
Fannie Mae, 4.94%, 2015                                                                        387,000            368,899
Fannie Mae, 4.98%, 2015                                                                        267,432            254,518
Fannie Mae, 4.76%, 2015                                                                        990,922            928,487
Fannie Mae, 5.19%, 2015                                                                        458,391            440,999
Fannie Mae, 6%, 2017 - 2036                                                                 59,559,542         59,010,062
Fannie Mae, 5.5%, 2017 - 2036                                                              169,275,475        163,487,845
Fannie Mae, 5%, 2018 - 2035                                                                 50,214,824         47,683,352
Fannie Mae, 4.5%, 2018 - 2035                                                               18,548,602         17,313,385
Fannie Mae, 4.88%, 2020                                                                      1,386,952          1,340,628
Fannie Mae, 7.5%, 2030 - 2032                                                                  669,696            692,870
Fannie Mae, 6.5%, 2031 - 2036                                                               14,923,400         15,038,816
Freddie Mac, 6%, 2016 - 2036                                                                27,984,763         27,738,872
Freddie Mac, 5%, 2017 - 2035                                                                43,142,920         40,719,740
Freddie Mac, 4.5%, 2018 - 2035                                                              19,339,387         18,182,232
Freddie Mac, 5.5%, 2019 - 2036                                                              42,701,961         41,268,903
Freddie Mac, 6.5%, 2034 - 2035                                                               8,472,374          8,530,443
Ginnie Mae, 6%, 2032 - 2035                                                                 10,297,983         10,216,382
Ginnie Mae, 5.5%, 2033 - 2035                                                               15,204,187         14,746,231
Ginnie Mae, 4.5%, 2033 - 2034                                                                2,636,790          2,404,311
Ginnie Mae, 5%, 2034                                                                         3,710,705          3,516,063
Ginnie Mae, 6.5%, 2035 - 2036                                                                1,975,373          1,992,951
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  490,635,305
-------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.2%
-------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                          $  1,102,000     $    1,197,873
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                1,904,000          1,945,064
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                 830,000            757,721
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                   223,000            230,706
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                1,020,000          1,097,665
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    5,229,029
-------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
-------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.15%, 2034                                                                   $  1,098,000     $    1,007,691
BellSouth Corp., 6.55%, 2034                                                                 2,196,000          2,091,069
PCCW-HKTC Capital II Ltd., 6%, 2013 (a)                                                      1,263,000          1,197,900
Telecom Italia Capital, 5.25%, 2013                                                          1,220,000          1,127,850
Telecom Italia Capital, 6%, 2034                                                             1,394,000          1,203,605
Telefonica Europe B.V., 7.75%, 2010                                                          1,200,000          1,273,015
Verizon New York, Inc., 6.875%, 2012                                                         5,306,000          5,376,533
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   13,277,663
-------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                               $  3,399,000     $    3,366,866
-------------------------------------------------------------------------------------------------------------------------
Oils - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                         $  3,308,000     $    3,428,950
-------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016 (a)                                                           $  2,680,000     $    2,604,022
Wyeth, 5.5%, 2013                                                                            2,590,000          2,521,432
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    5,125,454
-------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
-------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                        $  1,173,000     $    1,215,942
Waste Management, Inc., 7.375%, 2010                                                         1,731,000          1,825,907
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    3,041,849
-------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                    $  1,671,000     $    1,733,818
Union Pacific Corp., 6.125%, 2012                                                              643,000            649,998
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $    2,383,816
-------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
-------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                   $  1,909,000     $    1,751,252
EOP Operating LP, REIT, 6.8%, 2009                                                           3,551,000          3,626,114
EOP Operating Ltd., 8.1%, 2010                                                               1,141,000          1,226,950
HRPT Properties Trust, REIT, 6.25%, 2016                                                     2,603,000          2,551,544
Kimco Realty Corp., REIT, 6%, 2012                                                             955,000            957,743
ProLogis, REIT, 5.75%, 2016                                                                  3,378,000          3,256,324
Simon Property Group LP, REIT, 6.375%, 2007                                                  1,691,000          1,698,038
Simon Property Group LP, REIT, 5.1%, 2015                                                    1,764,000          1,630,310
Vornado Realty Trust, REIT, 4.75%, 2010                                                      1,743,000          1,656,186
Vornado Realty Trust, REIT, 5.625%, 2007                                                     3,623,000          3,607,649
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   21,962,110
-------------------------------------------------------------------------------------------------------------------------
Retailers - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                              $  3,518,000     $    3,372,288
Limited Brands, Inc., 5.25%, 2014                                                            3,211,000          2,932,709
May Department Stores Co., 5.75%, 2014                                                       2,850,000          2,768,063
Wal-Mart Stores, Inc., 5.25%, 2035                                                           3,679,000          3,210,031
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   12,283,091
-------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                         $  1,528,000     $    1,565,797
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.5%
-------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                    $  2,745,000     $    2,550,388
Fannie Mae, 3.25%, 2006                                                                      6,540,000          6,528,987
Fannie Mae, 3%, 2007                                                                         6,683,000          6,572,704
Fannie Mae, 5.25%, 2007                                                                     10,161,000         10,137,051
Fannie Mae, 6%, 2008                                                                         6,059,000          6,113,979
Fannie Mae, 6.625%, 2009                                                                     6,697,000          6,923,680
Federal Home Loan Bank, 3.25%, 2006                                                          4,290,000          4,285,165
Federal Home Loan Bank, 3.75%, 2006                                                         13,735,000         13,679,483
Federal Home Loan Bank, 3.9%, 2008                                                           1,665,000          1,623,803
Freddie Mac, 3.75%, 2006                                                                     6,464,000          6,424,330
Small Business Administration, 4.35%, 2023                                                   3,173,878          2,917,349
Small Business Administration, 4.77%, 2024                                                   1,145,076          1,076,870
Small Business Administration, 5.18%, 2024                                                   1,922,417          1,855,240
Small Business Administration, 5.52%, 2024                                                   2,978,618          2,933,263
Small Business Administration, 4.99%, 2024                                                   1,777,176          1,692,733
Small Business Administration, 4.95%, 2025                                                   1,580,297          1,519,100
Small Business Administration, 5.11%, 2025                                                   7,024,028          6,715,913
Small Business Administration, 5.09%, 2025                                                   2,452,091          2,338,456
Small Business Administration, 5.39%, 2025                                                   1,732,413          1,683,983
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   87,572,477
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 11.9%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                        $  1,979,000     $    2,112,119
U.S. Treasury Bonds, 8%, 2021                                                                2,612,000          3,340,502
U.S. Treasury Bonds, 6.25%, 2023                                                            43,673,000         48,166,559
U.S. Treasury Bonds, 6%, 2026                                                                8,468,000          9,172,563
U.S. Treasury Bonds, 5.375%, 2031                                                           39,189,000         39,865,637
U.S. Treasury Notes, 4.375%, 2007                                                            1,617,000          1,604,620
U.S. Treasury Notes, 6.625%, 2007                                                           15,980,000         16,152,904
U.S. Treasury Notes, 3%, 2007                                                                2,385,000          2,315,592
U.S. Treasury Notes, 5.5%, 2008                                                              5,222,000          5,249,332
U.S. Treasury Notes, 5.625%, 2008                                                          118,809,000        119,746,522
U.S. Treasury Notes, 4.75%, 2008                                                            37,091,000         36,759,221
U.S. Treasury Notes, 6.5%, 2010                                                             96,669,000        101,000,255
U.S. Treasury Notes, 5%, 2011                                                                3,603,000          3,594,133
U.S. Treasury Notes, 3.875%, 2013                                                            1,950,000          1,815,175
U.S. Treasury Notes, 4.25%, 2013                                                             7,154,000          6,770,031
U.S. Treasury Notes, 4.75%, 2014                                                             2,373,000          2,314,880
U.S. Treasury Notes, 4.125%, 2015                                                            2,865,000          2,660,310
U.S. Treasury Notes, 4.25%, 2015                                                             2,442,000          2,284,891
U.S. Treasury Notes, 9.875%, 2015                                                            2,850,000          3,835,809
U.S. Treasury Notes, 4.5%, 2016                                                              2,412,000          2,294,791
U.S. Treasury Notes, TIPS, 4.25%, 2010                                                      10,114,959         10,745,566
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $  421,801,412
-------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.15%, 2015                                                     $  2,992,000     $    2,750,273
Duke Capital Corp., 8%, 2019                                                                 1,728,000          1,953,756
Exelon Generation Co. LLC, 6.95%, 2011                                                       3,011,000          3,139,440
FirstEnergy Corp., 6.45%, 2011                                                               3,503,000          3,564,380
MidAmerican Energy Holdings Co., 3.5%, 2008                                                  1,432,000          1,373,887
MidAmerican Energy Holdings Co., 5.875%, 2012                                                  487,000            483,096
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                                            3,509,000          3,280,143
MidAmerican Funding LLC, 6.927%, 2029                                                          395,000            418,693
Northeast Utilities, 8.58%, 2006                                                                40,560             40,675
Oncor Electric Delivery Co., 7%, 2022                                                        2,226,000          2,306,864
Pacific Gas & Electric Co., 4.8%, 2014                                                         734,000            683,981
Progress Energy, Inc., 7.1%, 2011                                                            3,845,000          4,010,923
PSEG Power LLC, 6.95%, 2012                                                                    852,000            884,011
PSEG Power LLC, 5.5%, 2015                                                                   1,115,000          1,051,678
System Energy Resources, Inc., 5.129%, 2014 (a)                                              1,274,702          1,226,200
TXU Energy Co., 7%, 2013                                                                     2,568,000          2,621,255
Waterford 3 Funding Corp., 8.09%, 2017                                                         222,904            227,019
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   30,016,274
-------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $1,420,028,511)                                                            $1,371,116,580
-------------------------------------------------------------------------------------------------------------------------
Warrants - 0.0%
-------------------------------------------------------------------------------------------------------------------------
                                                                   STRIKE         FIRST
ISSUER                                                              PRICE      EXERCISE     SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Raytheon Co. (n)                                                    $37.5       6/16/06          1,498            $18,950
-------------------------------------------------------------------------------------------------------------------------
  TOTAL WARRANTS (IDENTIFIED COST, $18,201)                                                                      $18,950
-------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.3%
-------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.28%, due 7/03/06, at Amortized Cost and Value (y)               $ 45,928,000     $   45,914,528
-------------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 1.7%
-------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   61,287,475     $   61,287,475
-------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $3,431,031,545) (k)                                                  $3,573,699,012
-------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.6)%                                                                       (22,417,823)
-------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                      $3,551,281,189
-------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,556,338 representing 1.5% of net assets.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of June 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,357,859,441 and 38.00% of market value. An independent pricing service provided an evaluated bid for 37.99% of the market value.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:
ADR     American Depository Receipt
FRN     Floating Rate Note. The interest rate is the rate in effect as of period end.
IEU     International Equity Unit
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your series' balance sheet, which details the assets and liabilities comprising the total value of the series.

AT 6/30/06

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $59,837,772 of securities on loan
(identified cost, $3,431,031,545)                                                     $3,573,699,012
Cash                                                                                          60,099
Receivable for investments sold                                                           23,400,254
Receivable for series shares sold                                                          7,589,104
Interest and dividends receivable                                                         17,626,415
Other assets                                                                                  31,922
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $3,622,406,806
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                         $8,906,855
Payable for series shares reacquired                                                         688,034
Collateral for securities loaned, at value                                                61,287,475
Payable to affiliates
  Management fee                                                                              71,225
  Shareholder servicing costs                                                                  3,519
  Distribution fees                                                                            6,352
  Administrative services fee                                                                  1,565
Payable for independent trustees' compensation                                                    15
Accrued expenses and other liabilities                                                       160,577
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $71,125,617
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $3,551,281,189
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $3,356,924,180
Unrealized appreciation (depreciation) on investments and translation of assets
and liabilities in foreign currencies                                                    142,669,156
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                               8,624,196
Undistributed net investment income                                                       43,063,657
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $3,551,281,189
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                         178,708,691
-----------------------------------------------------------------------------------------------------------------------------
Initial Class shares
  Net assets                                                                          $2,619,216,283
  Shares outstanding                                                                     131,496,148
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $19.92
-----------------------------------------------------------------------------------------------------------------------------
Service Class shares
  Net assets                                                                            $932,064,906
  Shares outstanding                                                                      47,212,543
-----------------------------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                                            $19.74
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)
This statement describes how much your series earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by series operations.

SIX MONTHS ENDED 6/30/06

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Interest                                                                                 $35,897,042
  Dividends                                                                                 22,630,012
  Foreign taxes withheld                                                                      (121,386)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                           $58,405,668
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                           $13,168,317
  Distribution fee                                                                           1,122,744
  Shareholder servicing costs                                                                  614,727
  Administrative services fee                                                                  230,376
  Independent trustees' compensation                                                            25,228
  Custodian fee                                                                                303,780
  Shareholder communications                                                                    90,083
  Auditing fees                                                                                 26,297
  Legal fees                                                                                    38,478
  Miscellaneous                                                                                 83,830
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                    $15,703,860
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                         (93,096)
  Reduction of expenses by investment adviser                                                 (278,527)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                      $15,332,237
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                             $43,073,431
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                  $44,040,498
  Foreign currency transactions                                                                 (3,269)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $44,037,229
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                             $(25,460,407)
  Translation of assets and liabilities in foreign currencies                                    5,714
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $(25,454,693)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $18,582,536
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $61,655,967
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                    SIX MONTHS ENDED               YEAR ENDED
                                                                                             6/30/06                 12/31/05
                                                                                         (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $43,073,431              $74,041,131
Net realized gain (loss) on investments and foreign currency transactions                 44,037,229              129,651,491
Net unrealized gain (loss) on investments and foreign currency translation               (25,454,693)            (110,008,649)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $61,655,967              $93,683,973
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Initial Class                                                                         $(62,175,075)            $(50,921,163)
  Service Class                                                                          (19,812,942)             (12,933,984)

From net realized gain on investments and foreign currency transactions
  Initial Class                                                                          (83,327,795)             (99,830,806)
  Service Class                                                                          (29,041,001)             (27,814,044)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(194,356,813)           $(191,499,997)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from series share transactions                                     $246,387,232             $492,199,118
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                              $113,686,386             $394,383,094
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 3,437,594,803            3,043,211,709
At end of period (including undistributed net investment income of
$43,063,657 and $81,978,243, respectively)                                            $3,551,281,189           $3,437,594,803
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period.

INITIAL CLASS

                                             SIX MONTHS                              YEARS ENDED 12/31
                                                ENDED          ----------------------------------------------------------------
                                               6/30/06             2005          2004          2003          2002          2001
                                             (UNAUDITED)
Net asset value, beginning of period            $20.69          $21.43         $19.58         $17.14         $18.60       $19.59
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                        $0.26           $0.48          $0.46          $0.38          $0.45        $0.51
Net realized and unrealized gain (loss)
on investments and foreign currency               0.13            0.06           1.72           2.37          (1.37)       (0.46)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.39           $0.54          $2.18          $2.75         $(0.92)       $0.05
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                      $(0.50)         $(0.43)        $(0.33)        $(0.31)        $(0.30)      $(0.42)
From net realized gain on investments and
foreign currency transactions                    (0.66)          (0.85)            --             --          (0.24)       (0.62)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.16)         $(1.28)        $(0.33)        $(0.31)        $(0.54)      $(1.04)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $19.92          $20.69         $21.43         $19.58         $17.14       $18.60
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                        1.82(n)         2.82          11.32          16.32          (5.17)        0.25
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            0.84(a)         0.84           0.83           0.84           0.86         0.89
Expenses after expense reductions (f)             0.82(a)         0.84           0.83           0.84           0.86         0.89
Net investment income                             2.52(a)         2.32           2.28           2.14           2.58         2.75
Portfolio turnover                                  25              46             57             53             73           98
Net assets at end of period (000 Omitted)   $2,619,216      $2,572,096     $2,406,156     $1,790,999     $1,036,038     $684,964
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

SERVICE CLASS

                                             SIX MONTHS                              YEARS ENDED 12/31
                                                ENDED          ----------------------------------------------------------------
                                               6/30/06             2005          2004          2003          2002          2001
                                             (UNAUDITED)
Net asset value, beginning of period            $20.50          $21.25         $19.44         $17.05         $18.54       $19.56
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                        $0.23           $0.42          $0.41          $0.33          $0.40        $0.45
Net realized and unrealized gain (loss)
on investments and foreign currency               0.13            0.07           1.70           2.36          (1.36)       (0.44)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $0.36           $0.49          $2.11          $2.69         $(0.96)       $0.01
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                      $(0.46)         $(0.39)        $(0.30)        $(0.30)        $(0.29)      $(0.41)
From net realized gain on investments and
foreign currency transactions                    (0.66)          (0.85)            --             --          (0.24)       (0.62)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.12)         $(1.24)        $(0.30)        $(0.30)        $(0.53)      $(1.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $19.74          $20.50         $21.25         $19.44         $17.05       $18.54
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (k)(r)(s)                        1.68(n)         2.60          11.03          16.00          (5.35)        0.02
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.09(a)         1.09           1.08           1.09           1.10         1.09
Expenses after expense reductions (f)             1.07(a)         1.09           1.08           1.09           1.10         1.09
Net investment income                             2.27(a)         2.08           2.04           1.87           2.37         2.44
Portfolio turnover                                  25              46             57             53             73           98
Net assets at end of period (000 Omitted)     $932,065        $865,499       $637,055       $394,080       $175,535      $40,191
--------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Total Return Series (the series) is a series of MFS Variable Insurance Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products. As of June 30, 2006 there were 107 shareholders.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. The series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. The series, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The series invests in inflation-adjusted debt securities issued by the U.S. Treasury. The series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. The series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

FEES PAID INDIRECTLY - The series custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the six months ended June 30, 2006 is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                             12/31/05         12/31/04
        Ordinary income (including any
        short-term capital gains)         $86,930,359      $40,022,926

        Long-term capital gain            104,569,638               --
        --------------------------------------------------------------
        Total distributions              $191,499,997      $40,022,926

The federal tax cost and the tax basis components of distributable earnings were as follows:

        AS OF JUNE 30, 2006
        Cost of investments                             $3,451,337,257
        --------------------------------------------------------------
        Gross appreciation                                $251,763,269
        Gross depreciation                                (129,401,514)
        --------------------------------------------------------------
        Net unrealized appreciation (depreciation)        $122,361,755

        AS OF DECEMBER 31, 2005
        Undistributed ordinary income                     $101,694,052
        Undistributed long-term capital gain                92,643,170
        Post-October capital loss deferral                 (12,206,091)
        Other temporary differences                             (4,025)
        Net unrealized appreciation (depreciation)         144,930,749

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the Interpretation) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The series has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the series' average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $3 billion. This management fee reduction amounted to $268,122, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.73% of the series' average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that the series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the series to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the series, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

SHAREHOLDER SERVICING AGENT - The series pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the series, for its services as shareholder servicing agent. For the six months ended June 30, 2006 the fee was $614,521 which equated to 0.035% annually of the series' average daily net assets. MFSC also receives payment from the series for out-of-pocket expenses paid by MFSC on behalf of the series. For the six months ended June 30, 2006 these costs amounted to $103.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the series annual fixed amount was $10,000. Effective April 1, 2006, the series annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended June 30, 2006 was equivalent to an annual effective rate of 0.0131% of the series average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The series pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The series does not pay compensation directly to Trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and Trustees of the series are officers or directors of MFS, MFD, and MFSC.

OTHER - This series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended June 30, 2006 the fee paid to Tarantino LLC was $13,870. MFS has agreed to reimburse the series for a portion of the payments made by the funds to Tarantino LLC in the amount of $10,405 which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES - Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                              PURCHASES          SALES

      U.S. government securities           $307,823,332   $235,813,388
      ----------------------------------------------------------------
      Investments (non-U.S. government
      securities)                          $649,339,138   $641,569,428
      ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                                    SIX MONTHS ENDED                      YEAR ENDED
                                                                        6/30/06                            12/31/05
                                                                SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Initial Class                                                 5,766,726      $119,688,517       19,861,306       $411,611,963
  Service Class                                                 6,613,478       134,982,897       13,598,030        278,469,321
-------------------------------------------------------------------------------------------------------------------------------
                                                               12,380,204      $254,671,414       33,459,336       $690,081,284

Shares issued to shareholders in reinvestment of distributions
  Initial Class                                                 7,224,571      $145,502,871        7,660,161       $150,751,969
  Service Class                                                 2,446,367        48,853,942        2,086,432         40,748,028
-------------------------------------------------------------------------------------------------------------------------------
                                                                9,670,938      $194,356,813        9,746,593       $191,499,997

Shares reacquired
  Initial Class                                                (5,801,249)    $(119,454,623)     (15,518,026)     $(318,881,174)
  Service Class                                                (4,063,089)      (83,186,372)      (3,443,187)       (70,500,989)
-------------------------------------------------------------------------------------------------------------------------------
                                                               (9,864,338)    $(202,640,995)     (18,961,213)     $(389,382,163)

Net change
  Initial Class                                                 7,190,048      $145,736,765       12,003,441       $243,482,758
  Service Class                                                 4,996,756       100,650,467       12,241,275        248,716,360
-------------------------------------------------------------------------------------------------------------------------------
                                                               12,186,804      $246,387,232       24,244,716       $492,199,118

(6) LINE OF CREDIT

The series and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the series and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the series for the six months ended June 30, 2006 was $11,255 and is included in miscellaneous expense on the Statement of Operations. The series had no significant borrowings during the six months ended June 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on the series' name under "Variable Insurance Trust" in the "Products and Performance" section of the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION
A general description of the MFS series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

Information regarding how the series voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The series' Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              VTR-SEM 8/06 39M

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 15, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 15, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.